UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 6/30/13

Item 1. Schedule of Investments.

Janus Asia Equity Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.2%
Apparel Manufacturers — 1.0%
280,000	Sitoy Group Holdings, Ltd.	$115,526
Automotive - Cars and Light Trucks — 4.1%
880	Hyundai Motor Co.	173,780
65,900	SAIC Motor Corp., Ltd. ß	141,837
88,000	Yulon Motor Co., Ltd.	140,960
		456,577
Automotive - Truck Parts and Equipment - Original — 1.3%
600	Hyundai Mobis	143,445
Building and Construction Products - Miscellaneous — 1.9%
262,800	Louis XIII Holdings, Ltd.	205,339
Building Products - Cement and Aggregate — 1.5%
66,000	Indocement Tunggal Prakarsa Tbk PT	162,671
Casino Hotels — 1.2%
40,000	Genting Bhd	132,236
Casino Services — 0.5%
259,800	Melco Crown Philippines Resorts Corp.*	49,933
Cellular Telecommunications — 1.2%
104,000	China Unicom Hong Kong, Ltd.	138,116
Circuit Boards — 1.0%
48,000	Zhen Ding Technology Holding, Ltd.	109,564
Coal — 1.5%
48,000	China Shenhua Energy Co., Ltd.	122,541
160,000	Harum Energy Tbk PT	48,790
		171,331
Commercial Banks — 7.1%
21,300	Bangkok Bank PCL (NVDR)	140,168
280,000	Bank Negara Indonesia Persero Tbk PT	121,371
185,600	China Construction Bank Corp. ß	125,495
8,800	ICICI Bank, Ltd.	158,576
380,000	Industrial & Commercial Bank of China, Ltd.	239,589
		785,199
Consumer Products - Miscellaneous — 1.3%
60,000	Samsonite International S.A.	144,511
Distribution/Wholesale — 1.2%
37,702	Adani Enterprises, Ltd.	130,739
Diversified Financial Services — 7.0%
301,523	Chinatrust Financial Holding Co., Ltd.	186,653
4,800	Hana Financial Group, Inc.	139,767
43,529	IDFC, Ltd.	93,878
66,000	Power Finance Corp., Ltd.	160,057
105,182	Religare Health Trust	70,559
3,800	Shinhan Financial Group Co., Ltd.	125,125
		776,039
Diversified Minerals — 0.6%
7,008	Iluka Resources, Ltd.	64,010
Diversified Operations — 2.7%
16,000	Hutchison Whampoa, Ltd.	168,235
16,000	Keppel Corp., Ltd.	131,324
		299,559
Electric - Generation — 1.5%
68,000	China Resources Power Holdings Co., Ltd.	162,026
Electric - Integrated — 0.6%
3,000	Korea Electric Power Corp. *	69,621
Electric Products – Miscellaneous — 0.6%
5,605	Havells India, Ltd.	69,355
Electronic Components - Miscellaneous — 1.8%
59,000	Hon Hai Precision Industry Co., Ltd.	145,698
4,170	Iljin Display Co., Ltd.	59,525
		205,223
Electronic Components – Semiconductors — 6.4%
600	Samsung Electronics Co., Ltd.	705,141
Electronic Parts Distributors — 0.9%
87,439	WT Microelectronics Co., Ltd.	100,815
Entertainment Software — 1.0%
10,000	Nexon Co., Ltd.	110,327
Finance - Investment Bankers/Brokers — 1.0%
70,500	CITIC Securities Co., Ltd. - Class A ß	116,359
Food - Canned — 1.3%
74,100	Thai Union Frozen Products PCL	139,236
Food - Meat Products — 0.8%
18,000	San Miguel Pure Foods Co., Inc.	90,865
Food - Retail — 0.7%
250,000	Beijing Jingkelong Co., Ltd.	80,263
Internet Applications Software — 1.0%
39,327	Zynga, Inc. - Class A*	109,329
Internet Content - Entertainment — 1.8%
888	NCSoft Corp.	125,979
4,000	Youku Tudou, Inc. (ADR)*,**	76,760
		202,739
Investment Companies — 1.0%
203,500	Langham Hospitality Investments, Ltd. (144A)	105,741
Life and Health Insurance — 4.9%
98,000	AIA Group, Ltd.	415,083
1,348	Samsung Life Insurance Co., Ltd.	127,493
		542,576
Machinery - General Industrial — 1.1%
380,000	Shanghai Electric Group Co., Ltd.	127,389
Medical - Drugs — 2.1%
16,000	Strides Arcolab, Ltd.	235,005
Metal - Copper — 0.8%
8,000,000	CST Mining Group, Ltd.*	89,739
Metal - Iron — 1.4%
54,000	Fortescue Metals Group, Ltd.	150,092
Multi-Line Insurance — 1.2%
23,800	Ping An Insurance Group Co. of China, Ltd. ß	134,790
Oil Companies - Exploration and Production — 2.5%
72,000	CNOOC, Ltd.	122,169
15,690	Niko Resources, Ltd. *	128,039
3,587	Niko Resources, Ltd. (144A), *	29,272
		279,480
Oil Companies - Integrated — 0.6%
88,400	China Petroleum & Chemical Corp.	62,233
Oil Refining and Marketing — 1.0%
8,000	Reliance Industries, Ltd.	116,136
Real Estate Operating/Development — 8.3%
380,000	Central China Real Estate, Ltd.	108,770
1,580,000	Century Properties Group, Inc.	49,758
8,000	Cheung Kong Holdings, Ltd.	108,512
2,800,000	CSI Properties, Ltd.	117,332
18,433	DLF, Ltd.	56,227
380,000	Evergrande Real Estate Group, Ltd.	140,617
133,500	IJM Land Bhd	120,902
229,500	Shun Tak Holdings, Ltd.	111,261
8,000	Sun Hung Kai Properties, Ltd.	103,252
		916,631
REIT - Warehouse and Industrial — 1.2%
100,000	AIMS AMP Capital Industrial REIT	129,429
Retail - Automobile — 1.1%
188,000	Baoxin Auto Group, Ltd.	120,472
Retail - Jewelry — 2.7%
60,000	Chow Tai Fook Jewellery Group, Ltd.	62,663
150,436	PC Jeweller, Ltd.	233,806
		296,469
Retail - Major Department Stores — 2.1%
700	Hyundai Department Store Co., Ltd.	91,952
66,000	Lifestyle International Holdings, Ltd.	138,199
		230,151
Semiconductor Components/Integrated Circuits — 3.9%
118,000	Taiwan Semiconductor Manufacturing Co., Ltd.**	437,095
Steel - Producers — 2.0%
4,800	JSW Steel, Ltd.	53,178
660	POSCO	172,528
		225,706
Telecommunication Services — 0.9%
218,000	China Telecom Corp., Ltd.	104,000
Tobacco — 0.6%
11,797	ITC, Ltd.	64,395
Transportation - Marine — 1.7%
280,000	China Shipping Development Co., Ltd.	123,108
100,411	First Steamship Co., Ltd.	68,859
		191,967
Transportation - Railroad — 1.0%
119,500	Daqin Railway Co., Ltd. - Class A ß	115,653
Petrochemicals — 1.6%
800	LG Chem, Ltd.	177,248
Total Common Stock (cost $12,088,060)		10,898,491
Money Market — 1.8%
204,000	Janus Cash Liquidity Fund LLC, 0% £ (cost $204,000)	204,000
Total Investments (total cost $12,292,060) – 100%		$11,102,491

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$214,102	1.9%
Canada	157,311	1.4%
Cayman Islands	109,564	1.0%
China	2,362,187	21.3%
Hong Kong	1,885,393	17.0%
India	1,371,352	12.4%
Indonesia	332,832	3.0%
Japan	110,327	1.0%
Malaysia	253,138	2.3%
Philippines	190,556	1.7%
Singapore	331,312	3.0%
South Korea	2,111,604	19.0%
Taiwan	1,080,080	9.7%
Thailand	279,404	2.5%
United States††	313,329	2.8%
Total	$11,102,491	100.0%
††	Includes Cash Equivalents of 1.8%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
Bhd	Berhad: Malaysian term for a public company.
LLC	Limited Liability Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima : Spanish term for publicly-traded company.
Tbk PT	Terbuka Perseroan Terbatas: Indonesian term for Limited Liability Company.
*	Non-income producing security.

**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Asia Equity Fund	$261,970

ß	Security is illiquid

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2013 is indicated in the table below:

		Value as a %
Fund	Value	of Total Investments
Janus Asia Equity Fund	$135,013	1.2%

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following security was considered an affiliated company for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Asia Equity Fund
Janus Cash Liquidity Fund LLC	11,702,550	$11,702,550	(11,523,550)	$(11,523,550)	$-	$566	$204,000

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

		Level 2 - Other Significant	Level 3 - Significant
Valuation Input Summary (as of June 30, 2013)	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities:
Common Stock
Commercial Banks	$645,031	$140,168	$-
Internet Content - Entertainment	125,979	76,760	-
All Other	9,910,553	-	-

Money Market	-	204,000	-

Total Investments in Securities	$10,681,563	$420,928	$-

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.4%
$6,376,000	AmeriCredit Automobile Receivables Trust 3.3800%, 4/9/18	$6,509,520
10,393,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	10,318,160
7,168,224	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	7,147,379
6,404,000	Commercial Mortgage Pass Through Certificates (144A) 3.4244%, 3/10/31	6,147,180
2,278,000	Commercial Mortgage Trust 5.6500%, 12/10/49	2,328,913
16,508,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	17,684,393
13,555,258	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20§	11,187,290
4,817,000	FREMF Mortgage Trust 2.8037%, 5/25/19 (144A),‡	4,842,487
2,503,000	GS Mortgage Securities Corp. II 2.9540%, 11/5/22 (144A)	2,328,466
9,893,000	GS Mortgage Securities Corp. II 3.5495%, 12/10/27 (144A),‡	8,458,941
3,458,000	GS Mortgage Securities Corp. II 3.7982%, 11/8/29 (144A),‡	3,368,600
7,760,000	GS Mortgage Securities Corp. II 2.7982%, 11/8/29 (144A),‡	7,744,309
4,056,000	GS Mortgage Securities Corp. Trust 3.7706%, 1/10/18 (144A),‡	3,986,505
8,132,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	8,006,792
3,123,000	JPMorgan Chase Commercial Mortgage Securities Trust 3.9340%, 4/15/30 (144A),‡	3,081,623
3,952,000	Santander Drive Auto Receivables Trust 2.5200%, 9/15/16	3,902,217
1,469,000	Santander Drive Auto Receivables Trust 3.6400%, 5/15/18	1,500,688
4,254,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	4,290,478
10,556,000	Wachovia Bank Commercial Mortgage Trust 5.3830%, 12/15/43	11,127,966
7,637,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	8,093,891
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $135,498,649)		132,055,798
Bank Loans — 0.7%
Casino Hotels — 0.1%
13,497,175	MGM Resorts International 3.5000%, 12/6/19‡	13,395,946
Hotels and Motels — 0.4%
44,420,904	Hilton Hotels Corp. 4.1930%, 11/12/15‡	43,699,064
Metal - Iron — 0.1%
5,751,538	FMG Resources (August 2006) Pty, Ltd. 5.2500%, 9/18/17‡	5,712,887
Pharmaceuticals — 0.1%
6,643,463	Quintiles Transnational Corp. 4.5000%, 6/8/18‡	6,635,159
Total Bank Loans (cost $70,057,054)		69,443,056
Common Stock — 55.2%
Aerospace and Defense — 1.9%
1,782,300	Boeing Co.	182,578,812
Agricultural Chemicals — 0.5%
592,396	Syngenta A.G. (ADR)	46,123,952
Applications Software — 1.5%
678,034	Intuit, Inc.	41,380,415
2,999,276	Microsoft Corp.	103,565,000
		144,945,415
Athletic Footwear — 1.5%
2,344,762	NIKE, Inc. - Class B	149,314,444
Beverages - Wine and Spirits — 0.5%
1,612,938	Diageo PLC**	46,112,676
Cable/Satellite Television — 1.3%
1,163,789	Time Warner Cable, Inc.	130,902,987
Casino Hotels — 1.0%
1,831,439	Las Vegas Sands Corp.	96,938,066
Chemicals - Diversified — 3.3%
3,124,199	E.I. du Pont de Nemours & Co.	164,020,447
2,390,960	LyondellBasell Industries N.V. - Class A	158,425,010
		322,445,457
Commercial Banks — 1.7%
2,383,216	CIT Group, Inc.*	111,129,362
2,470,488	Standard Chartered PLC**	53,610,705
		164,740,067
Commercial Services - Finance — 1.5%
398,832	Automatic Data Processing, Inc.	27,463,571
200,694	MasterCard, Inc. - Class A	115,298,703
		142,762,274
Computers — 1.6%
389,847	Apple, Inc.	154,410,600
Diversified Banking Institutions — 0.8%
1,566,561	JPMorgan Chase & Co.	82,698,755
Diversified Operations — 0.3%
402,407	Dover Corp.	31,250,928
E-Commerce/Services — 0.7%
80,336	priceline.com, Inc.*	66,448,316
Electronic Components - Miscellaneous — 1.6%
684,649	Garmin, Ltd.	24,756,908
2,898,802	TE Connectivity, Ltd. (U.S. Shares)	132,011,443
		156,768,351
Electronic Connectors — 0.4%
521,206	Amphenol Corp. - Class A	40,622,796
Enterprise Software/Services — 0.5%
1,604,083	CA, Inc.	45,924,896
Finance - Credit Card — 0.4%
470,095	American Express Co.	35,144,302
Finance - Investment Bankers/Brokers — 0.1%
316,993	Greenhill & Co., Inc.	14,499,260
Food - Confectionary — 0.8%
916,079	Hershey Co.	81,787,533
Food - Miscellaneous/Diversified — 0.6%
1,362,727	Unilever PLC**	55,164,757
Instruments - Controls — 0.8%
1,015,813	Honeywell International, Inc.	80,594,603
Investment Management and Advisory Services — 1.3%
5,843,244	Blackstone Group L.P.	123,058,719
Life and Health Insurance — 0.5%
3,207,590	Prudential PLC**	52,436,309
Medical - Drugs — 5.6%
1,575,864	Abbott Laboratories	54,966,136
2,841,416	AbbVie, Inc.	117,464,138
851,290	Allergan, Inc.	71,712,670
1,199,354	Bristol-Myers Squibb Co.	53,599,130
913,033	Johnson & Johnson	78,393,013
739,968	Shire PLC (ADR)**	70,378,357
748,478	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	64,428,986
1,174,944	Zoetis, Inc.	36,294,020
		547,236,450
Medical - Generic Drugs — 0.7%
2,331,191	Mylan, Inc.*	72,336,857
Medical - HMO — 1.5%
2,315,768	Aetna, Inc.	147,143,899
Medical - Wholesale Drug Distributors — 0.7%
1,204,311	AmerisourceBergen Corp.	67,236,683
Metal - Diversified — 0.2%
597,859	Rio Tinto PLC (ADR)**	24,560,048
Metal Processors and Fabricators — 0.5%
200,343	Precision Castparts Corp.	45,279,521
Multimedia — 0.7%
965,280	Viacom, Inc. - Class B	65,687,304
Oil and Gas Drilling — 0.2%
587,325	Noble Corp.	22,071,673
Oil Companies - Integrated — 1.5%
1,279,724	Chevron Corp.	151,442,538
Oil Field Machinery and Equipment — 0.5%
733,751	National Oilwell Varco, Inc.	50,555,444
Oil Refining and Marketing — 0.2%
599,768	Valero Energy Corp.	20,853,933
Pharmacy Services — 1.2%
1,888,020	Express Scripts Holding Co.*	116,471,954
Pipelines — 1.4%
2,231,140	Enterprise Products Partners L.P.	138,665,351
Real Estate Management/Services — 0.6%
61,628,705	Colony American Homes Holdings III L.P. - Private Placement§	61,628,705
REIT - Health Care — 0.7%
942,509	Ventas, Inc.	65,466,675
Resorts and Theme Parks — 0.3%
798,336	Six Flags Entertainment Corp.	28,069,494
Retail - Auto Parts — 0.4%
101,527	AutoZone, Inc.*	43,015,975
Retail - Building Products — 0.5%
627,493	Home Depot, Inc.	48,611,883
Retail - Major Department Stores — 0.8%
1,329,756	Nordstrom, Inc.	79,705,575
Software Tools — 0.3%
391,622	VMware, Inc. - Class A*	26,234,758
Super-Regional Banks — 1.6%
4,279,891	U.S. Bancorp	154,718,060
Telephone - Integrated — 0.8%
1,640,945	CenturyLink, Inc.	58,007,406
402,397	Verizon Communications, Inc.	20,256,665
		78,264,071
Television — 2.2%
4,366,764	CBS Corp. - Class B	213,403,757
Tobacco — 2.4%
2,001,081	Altria Group, Inc.	70,017,824
1,957,935	Philip Morris International, Inc.	169,596,330
		239,614,154
Toys — 2.0%
4,237,477	Mattel, Inc.	192,000,083
Transportation - Railroad — 1.8%
416,969	Canadian Pacific Railway, Ltd. (U.S. Shares)	50,611,697
840,533	Union Pacific Corp.	129,677,431
		180,289,128
Wireless Equipment — 0.8%
1,295,048	Motorola Solutions, Inc.	74,763,121
Total Common Stock (cost $3,907,893,095)		5,403,001,369
Corporate Bonds — 21.3%
Aerospace and Defense – Equipment — 0.2%
$9,985,000	Exelis, Inc. 4.2500%, 10/1/16	10,527,794
4,511,000	Exelis, Inc. 5.5500%, 10/1/21	4,582,653
7,462,000	TransDigm, Inc. 7.7500%, 12/15/18	7,853,755
		22,964,202
Airlines — 0.1%
8,548,000	Southwest Airlines Co. 5.1250%, 3/1/17	9,215,308
Automotive - Cars and Light Trucks — 0%
3,582,000	Jaguar Land Rover Automotive PLC 5.6250%, 2/1/23 (144A),**	3,474,540
Beverages - Wine and Spirits — 0%
1,749,000	Constellation Brands, Inc. 3.7500%, 5/1/21	1,637,501
Building - Residential and Commercial — 0.2%
4,779,000	D.R. Horton, Inc. 4.7500%, 5/15/17	4,934,317
1,247,000	D.R. Horton, Inc. 4.3750%, 9/15/22	1,184,650
6,434,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	6,734,603
3,550,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	3,709,750
1,988,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	1,848,840
		18,412,160
Building Products - Cement and Aggregate — 0.2%
11,533,000	Hanson, Ltd. 6.1250%, 8/15/16**	12,484,473
2,147,000	Vulcan Materials Co. 7.0000%, 6/15/18	2,329,495
		14,813,968
Casino Hotels — 0.2%
3,727,000	MGM Resorts International 6.6250%, 7/15/15	3,973,914
5,324,000	MGM Resorts International 7.5000%, 6/1/16	5,803,160
6,206,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	5,740,550
		15,517,624
Cellular Telecommunications — 0.1%
10,983,000	Sprint Nextel Corp. 7.0000%, 8/15/20	11,532,150
Chemicals - Diversified — 0.3%
23,748,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	25,840,104
Chemicals - Specialty — 0.3%
6,760,000	Ashland, Inc. 3.8750%, 4/15/18 (144A)	6,692,400
6,873,000	Ashland, Inc. 4.7500%, 8/15/22 (144A)	6,804,270
9,639,000	Ashland, Inc. 6.8750%, 5/15/43 (144A)	9,831,780
9,780,000	Ecolab, Inc. 3.0000%, 12/8/16	10,203,777
		33,532,227
Coatings and Paint Products — 0.1%
10,616,000	Sherwin-Williams Co. 3.1250%, 12/15/14	10,973,876
Commercial Banks — 1.2%
3,787,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	3,848,539
22,669,000	CIT Group, Inc. 4.2500%, 8/15/17	22,782,345
3,748,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	4,047,840
18,761,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	19,370,732
11,021,000	HSBC Bank U.S.A. N.A. 4.8750%, 8/24/20	11,806,555
17,766,000	Intesa Sanpaolo SpA 3.8750%, 1/16/18	17,059,109
12,652,000	SVB Financial Group 5.3750%, 9/15/20	13,847,627
7,520,000	Zions Bancorp 4.5000%, 3/27/17	7,952,738
17,986,000	Zions Bancorp 5.8000%, 12/15/99‡	16,906,840
		117,622,325
Computer Aided Design — 0.1%
5,181,000	Autodesk, Inc. 1.9500%, 12/15/17	5,054,687
7,847,000	Autodesk, Inc. 3.6000%, 12/15/22	7,489,687
		12,544,374
Consulting Services — 0.7%
8,014,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	8,587,754
38,577,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	42,579,557
12,363,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	12,284,606
		63,451,917
Data Processing and Management — 0.1%
8,233,000	Fiserv, Inc. 3.1250%, 10/1/15	8,588,032
4,840,000	Fiserv, Inc. 3.1250%, 6/15/16	5,046,944
		13,634,976
Dialysis Centers — 0.1%
5,562,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	5,854,005
Diversified Banking Institutions — 1.9%
2,697,000	Bank of America Corp. 4.5000%, 4/1/15	2,828,953
10,063,000	Bank of America Corp. 1.5000%, 10/9/15	10,040,137
11,616,000	Bank of America Corp. 3.6250%, 3/17/16	12,134,155
13,270,000	Bank of America Corp. 3.7500%, 7/12/16	13,910,715
5,764,000	Bank of America Corp. 2.0000%, 1/11/18	5,583,091
9,942,000	Bank of America Corp. 8.0000%, 7/30/99‡	11,072,902
1,673,000	Bank of America Corp. 8.1250%, 11/15/99‡	1,882,125
26,713,000	Citigroup, Inc. 5.0000%, 9/15/14	27,760,871
8,933,000	Citigroup, Inc. 5.3500%, 11/15/99‡	8,374,688
4,699,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	5,092,706
36,726,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	36,058,762
6,037,000	Morgan Stanley 4.0000%, 7/24/15	6,292,649
12,565,000	Morgan Stanley 3.4500%, 11/2/15	12,965,371
4,248,000	Morgan Stanley 4.7500%, 3/22/17	4,505,667
13,728,000	Morgan Stanley 2.1250%, 4/25/18	13,138,122
2,982,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	3,031,975
7,931,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23**	7,524,243
		182,197,132
Diversified Financial Services — 0.4%
7,306,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	7,070,666
1,135,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	1,180,400
9,200,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	9,775,000
20,800,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	23,504,000
		41,530,066
Diversified Minerals — 0.1%
8,900,000	FMG Resources (August 2006) Pty, Ltd. 7.0000%, 11/1/15 (144A)	8,989,000
Diversified Operations — 0.2%
5,009,000	GE Capital Trust I 6.3750%, 11/15/67‡	5,190,576
16,662,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23 (144A)	16,557,363
		21,747,939
Electric - Generation — 0%
1,206,000	AES Corp. 7.7500%, 10/15/15	1,329,615
Electric - Integrated — 0.6%
12,389,000	CMS Energy Corp. 4.2500%, 9/30/15	13,139,253
9,314,000	CMS Energy Corp. 5.0500%, 2/15/18	10,346,420
6,654,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	7,067,386
11,311,000	PPL Energy Supply LLC 4.6000%, 12/15/21	11,510,345
8,260,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	8,632,493
4,589,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A)	5,032,417
		55,728,314
Electronic Components – Semiconductors — 0.6%
14,551,000	National Semiconductor Corp. 3.9500%, 4/15/15	15,378,952
12,470,000	National Semiconductor Corp. 6.6000%, 6/15/17	14,652,225
32,177,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	31,871,351
		61,902,528
Electronic Connectors — 0.3%
19,235,000	Amphenol Corp. 4.7500%, 11/15/14	20,157,011
6,642,000	Amphenol Corp. 4.0000%, 2/1/22	6,628,337
		26,785,348
Electronic Measuring Instruments — 0.1%
12,430,000	FLIR Systems, Inc. 3.7500%, 9/1/16	12,847,673
Engineering - Research and Development Services — 0.2%
9,139,000	URS Corp. 4.3500%, 4/1/17 (144A)	9,310,247
8,737,000	URS Corp. 5.5000%, 4/1/22 (144A)	9,015,658
		18,325,905
Finance - Auto Loans — 1.0%
30,090,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	31,015,087
3,621,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	3,783,315
7,076,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	7,090,916
10,381,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	11,749,143
13,038,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	13,904,036
17,192,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	18,743,578
5,021,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18 (144A)	4,882,923
7,241,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23 (144A)	6,743,181
		97,912,179
Finance - Credit Card — 0.2%
13,683,000	American Express Co. 6.8000%, 9/1/66‡	14,606,602
6,697,000	American Express Credit Corp. 1.7500%, 6/12/15	6,787,872
		21,394,474
Finance - Investment Bankers/Brokers — 1.0%
11,134,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	12,414,410
9,261,000	Lazard Group LLC 7.1250%, 5/15/15	10,056,149
3,379,000	Lazard Group LLC 6.8500%, 6/15/17	3,779,557
16,604,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	17,547,622
31,187,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	32,847,209
10,301,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	10,785,363
5,888,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,844,482
		94,274,792
Finance - Leasing Companies — 0.2%
24,921,000	LeasePlan Corp. N.V. 2.5000%, 5/16/18 (144A)	24,016,642
Finance - Mortgage Loan Banker — 0.2%
14,668,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A),**	16,608,870
Finance - Other Services — 0.1%
7,174,000	CNH Capital LLC 3.6250%, 4/15/18 (144A)	6,833,235
Food - Meat Products — 0.6%
37,905,000	Tyson Foods, Inc. 6.6000%, 4/1/16	42,815,062
11,030,000	Tyson Foods, Inc. 4.5000%, 6/15/22	11,270,719
		54,085,781
Food - Miscellaneous/Diversified — 0.4%
3,535,000	Hawk Acquisition Sub, Inc. 4.2500%, 10/15/20 (144A)	3,380,344
33,708,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17	33,944,529
		37,324,873
Food - Retail — 0.2%
2,918,000	Safeway, Inc. 3.9500%, 8/15/20	2,861,414
13,514,000	Safeway, Inc. 4.7500%, 12/1/21	13,768,536
		16,629,950
Hotels and Motels — 0%
2,192,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	2,591,744
Investment Management and Advisory Services — 0.4%
16,217,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	17,717,073
14,731,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	15,246,585
8,398,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	8,565,960
		41,529,618
Life and Health Insurance — 0.2%
21,265,000	Primerica, Inc. 4.7500%, 7/15/22	22,499,880
Linen Supply & Related Items — 0.1%
5,716,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,967,538
5,985,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,267,576
		12,235,114
Medical - Biomedical and Genetic — 0.2%
2,135,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	2,234,201
19,196,000	Life Technologies Corp. 6.0000%, 3/1/20	21,625,618
		23,859,819
Medical - Drugs — 0.3%
16,086,000	AbbVie, Inc. 1.7500%, 11/6/17 (144A)	15,759,728
2,673,000	AbbVie, Inc. 2.0000%, 11/6/18 (144A)	2,591,810
12,231,000	VPII Escrow Corp. 6.7500%, 8/15/18 (144A)	12,536,775
		30,888,313
Medical - Generic Drugs — 0.2%
16,078,000	Actavis, Inc. 1.8750%, 10/1/17	15,673,799
Metal Processors and Fabricators — 0.1%
12,692,000	Precision Castparts Corp. 1.2500%, 1/15/18	12,339,226
Multi-Line Insurance — 0.7%
15,653,000	American International Group, Inc. 4.2500%, 9/15/14	16,232,834
3,637,000	American International Group, Inc. 5.6000%, 10/18/16	4,052,680
8,529,000	American International Group, Inc. 5.4500%, 5/18/17	9,401,824
5,773,000	American International Group, Inc. 6.2500%, 3/15/37	5,895,676
18,482,000	American International Group, Inc. 8.1750%, 5/15/58‡	22,548,040
6,434,000	ING U.S., Inc. 2.9000%, 2/15/18 (144A)	6,466,376
7,543,000	ING U.S., Inc. 5.6500%, 5/15/53 (144A),‡	7,090,420
1,438,000	Loews Corp. 2.6250%, 5/15/23	1,307,986
		72,995,836
Office Furnishings - Original — 0%
2,844,000	Interface, Inc. 7.6250%, 12/1/18	3,014,640
Oil and Gas Drilling — 0.3%
22,877,000	Nabors Industries, Inc. 5.0000%, 9/15/20	23,321,020
6,370,000	Rowan Cos., Inc. 5.0000%, 9/1/17	6,884,683
		30,205,703
Oil Companies - Exploration and Production — 1.2%
33,984,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	33,814,080
10,973,000	Cimarex Energy Co. 5.8750%, 5/1/22	11,357,055
1,331,000	Continental Resources, Inc. 7.1250%, 4/1/21	1,464,100
22,385,000	Continental Resources, Inc. 5.0000%, 9/15/22	22,776,737
8,099,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	8,512,049
1,760,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	1,920,160
9,742,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	10,691,845
5,008,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	5,309,507
15,969,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	17,085,265
		112,930,798
Oil Companies - Integrated — 0.1%
5,123,000	Phillips 66 2.9500%, 5/1/17	5,279,856
Oil Refining and Marketing — 0.1%
9,246,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	10,550,971
Pharmacy Services — 0.6%
11,228,000	Express Scripts Holding Co. 2.1000%, 2/12/15	11,418,708
8,812,000	Express Scripts Holding Co. 3.1250%, 5/15/16	9,163,211
39,170,000	Express Scripts Holding Co. 2.6500%, 2/15/17	39,884,970
		60,466,889
Pipelines — 1.1%
8,345,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	8,648,708
17,405,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	17,840,543
2,269,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,626,184
6,511,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	6,985,710
18,290,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	19,590,346
13,709,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	14,539,669
24,852,000	Western Gas Partners L.P. 5.3750%, 6/1/21	26,667,712
8,359,000	Williams Cos., Inc. 3.7000%, 1/15/23	7,766,205
		104,665,077
Publishing - Newspapers — 0%
1,333,000	Gannett Co., Inc. 6.3750%, 9/1/15	1,439,640
Publishing - Periodicals — 0.1%
13,308,000	UBM PLC 5.7500%, 11/3/20 (144A),**	13,490,812
Real Estate Management/Services — 0.2%
4,474,000	CBRE Services, Inc. 6.6250%, 10/15/20	4,720,070
14,070,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	13,806,511
		18,526,581
Real Estate Operating/Development — 0.1%
8,098,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	8,726,615
REIT - Diversified — 0.5%
12,173,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	11,962,127
21,512,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	20,546,864
10,027,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	11,174,189
		43,683,180
REIT - Health Care — 0.1%
3,982,000	Senior Housing Properties Trust 6.7500%, 4/15/20	4,380,809
4,398,000	Senior Housing Properties Trust 6.7500%, 12/15/21	4,858,744
		9,239,553
REIT - Hotels — 0.1%
6,288,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	6,381,063
2,382,000	Host Hotels & Resorts L.P. 3.7500%, 10/15/23	2,184,644
		8,565,707
REIT - Office Property — 0.6%
17,413,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	17,746,076
4,548,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,955,746
9,665,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	10,290,374
18,653,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	21,972,842
		54,965,038
Retail - Regional Department Stores — 0.2%
15,448,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	16,191,203
6,386,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	7,254,209
		23,445,412
Retail - Restaurants — 0.2%
19,490,000	Brinker International, Inc. 3.8750%, 5/15/23	18,277,897
Rubber - Tires — 0%
2,737,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	2,818,221
Security Services — 0.3%
28,177,000	ADT Corp. 4.1250%, 6/15/23	26,540,226
Semiconductor Components/Integrated Circuits — 0.3%
33,753,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	32,448,345
Steel - Producers — 0.2%
6,400,000	ArcelorMittal 5.0000%, 2/25/17	6,480,000
4,766,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	4,519,960
4,594,000	Steel Dynamics, Inc. 5.2500%, 4/15/23 (144A)	4,502,120
		15,502,080
Super-Regional Banks — 0.1%
5,189,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	5,863,570
Telecommunication Services — 0.1%
6,778,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	6,840,127
Telephone - Integrated — 0.1%
2,692,000	Softbank Corp. 4.5000%, 4/15/20 (144A)	2,594,415
4,785,000	Sprint Capital Corp. 6.9000%, 5/1/19	4,976,400
		7,570,815
Transportation - Railroad — 0%
2,298,961	CSX Transportation, Inc. 8.3750%, 10/15/14	2,505,272
Transportation - Services — 0%
2,261,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,310,414
Transportation - Truck — 0.1%
12,536,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	13,069,770
Trucking and Leasing — 0.2%
1,572,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	1,599,007
13,164,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	13,534,237
4,776,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	4,721,248
		19,854,492
Total Corporate Bonds (cost $2,038,847,313)		2,078,896,623
Mortgage-Backed Securities — 9.0%
Fannie Mae:
3,543,613	5.5000%, 1/1/25	3,825,009
6,503,374	5.5000%, 7/1/25	7,010,593
8,161,596	5.0000%, 9/1/29	8,837,679
3,406,451	5.0000%, 1/1/30	3,692,386
2,199,825	5.5000%, 1/1/33	2,426,058
5,187,468	5.0000%, 9/1/33	5,792,340
2,053,240	5.0000%, 11/1/33	2,221,385
2,704,636	5.0000%, 12/1/33	2,925,921
1,414,411	5.0000%, 2/1/34	1,530,134
23,665,589	5.5000%, 7/1/35	25,947,097
3,981,211	5.0000%, 10/1/35	4,290,786
10,466,222	6.0000%, 10/1/35	11,460,998
11,513,788	6.0000%, 12/1/35	12,856,262
4,221,288	5.5000%, 1/1/36	4,603,847
1,670,993	6.0000%, 2/1/37	1,876,623
2,635,674	6.0000%, 3/1/37	2,861,240
20,122,645	5.5000%, 5/1/37	22,157,530
2,786,078	6.0000%, 5/1/37	3,031,788
2,430,075	5.5000%, 7/1/37	2,635,561
11,364,829	6.0000%, 9/1/37	12,431,681
2,657,837	5.5000%, 3/1/38	2,930,236
579,419	5.5000%, 9/1/38	637,995
8,415,885	6.0000%, 10/1/38	9,459,191
2,880,553	6.0000%, 11/1/38	3,134,595
6,758,162	6.0000%, 11/1/38	7,369,891
4,215,145	7.0000%, 2/1/39	4,731,500
11,818,767	6.0000%, 10/1/39	13,087,028
7,423,717	5.0000%, 2/1/40	8,129,413
4,778,173	6.0000%, 4/1/40	5,199,570
3,565,744	5.0000%, 6/1/40	3,932,932
7,600,568	5.0000%, 6/1/40	8,315,998
9,550,160	5.0000%, 6/1/40	10,497,999
16,880,233	6.0000%, 7/1/40	18,828,005
2,760,442	4.5000%, 10/1/40	2,974,283
21,922,956	5.0000%, 2/1/41	23,995,310
2,686,098	5.0000%, 3/1/41	2,964,422
3,440,339	4.5000%, 4/1/41	3,714,314
6,119,208	4.5000%, 4/1/41	6,555,680
4,887,651	5.0000%, 4/1/41	5,349,955
6,989,681	5.0000%, 4/1/41	7,716,154
6,539,299	4.5000%, 5/1/41	7,085,543
4,590,456	5.0000%, 5/1/41	5,116,991
11,565,280	5.0000%, 5/1/41	12,769,030
13,447,105	4.5000%, 6/1/41	14,561,347
7,162,345	5.0000%, 6/1/41	7,831,598
35,561,019	5.0000%, 6/1/41	39,615,043
3,343,530	5.0000%, 7/1/41	3,664,457
10,106,926	5.0000%, 7/1/41	11,067,791
8,298,642	4.5000%, 8/1/41	8,902,061
42,865,356	4.5000%, 8/1/41	46,726,592
187,481	5.0000%, 9/1/41	204,828
Freddie Mac:
2,927,475	5.0000%, 1/1/19	3,094,201
2,328,461	5.0000%, 2/1/19	2,461,072
3,094,160	5.5000%, 8/1/19	3,305,321
3,913,579	5.0000%, 6/1/20	4,192,509
9,131,865	5.5000%, 12/1/28	9,989,298
12,055,130	5.0000%, 1/1/36	13,339,330
6,438,734	5.5000%, 10/1/36	7,116,538
3,582,348	5.0000%, 11/1/36	3,830,875
1,810,679	5.5000%, 5/1/38	1,973,737
27,628,441	6.0000%, 11/1/38	30,937,789
10,427,682	5.0000%, 5/1/39	11,379,618
5,738,079	5.5000%, 10/1/39	6,275,497
6,045,133	4.5000%, 1/1/41	6,484,504
13,399,433	5.0000%, 5/1/41	14,713,353
4,492,284	5.0000%, 9/1/41	4,857,447
Ginnie Mae:
7,908,132	5.1000%, 12/15/29	8,916,419
5,168,266	6.0000%, 11/20/34	5,762,143
1,211,703	5.5000%, 9/15/35	1,359,368
6,187,689	5.5000%, 3/15/36	6,808,176
4,736,795	5.5000%, 5/20/36	5,215,638
3,147,771	6.0000%, 1/20/39	3,538,604
3,721,851	5.0000%, 4/15/39	4,033,851
7,418,620	5.5000%, 8/15/39	8,611,407
22,368,253	5.5000%, 8/15/39	25,227,076
5,171,137	5.0000%, 10/15/39	5,664,582
7,937,015	5.5000%, 10/15/39	9,051,960
8,484,633	5.0000%, 11/15/39	9,391,015
2,544,420	5.0000%, 1/15/40	2,816,265
2,016,712	5.0000%, 4/15/40	2,232,156
2,868,937	5.0000%, 4/15/40	3,219,587
3,362,151	5.0000%, 5/15/40	3,697,124
3,949,611	5.0000%, 5/20/40	4,351,128
2,639,514	5.0000%, 7/15/40	2,921,496
8,445,365	5.0000%, 7/15/40	9,347,614
8,784,404	5.0000%, 2/15/41	9,641,873
3,385,837	5.0000%, 4/15/41	3,859,755
6,591,461	5.5000%, 4/20/41	7,240,049
3,735,769	5.0000%, 5/15/41	4,123,756
2,152,965	4.5000%, 7/15/41	2,309,628
7,017,568	4.5000%, 7/15/41	7,519,400
16,908,400	4.5000%, 8/15/41	18,447,229
2,124,573	5.0000%, 9/15/41	2,317,864
1,181,155	5.5000%, 9/20/41	1,293,716
14,799,495	5.0000%, 10/15/41	16,052,847
10,938,732	4.5000%, 10/20/41	11,694,059
5,756,125	5.0000%, 10/20/41	6,264,960
1,371,875	6.0000%, 10/20/41	1,539,191
4,142,602	6.0000%, 12/20/41	4,649,439
7,281,436	5.5000%, 1/20/42	7,968,580
3,964,675	6.0000%, 1/20/42	4,448,121
3,292,377	6.0000%, 2/20/42	3,693,774
3,214,592	6.0000%, 3/20/42	3,604,986
12,321,365	6.0000%, 4/20/42	13,817,852
3,403,260	3.5000%, 5/20/42	3,515,904
5,319,387	6.0000%, 5/20/42	5,969,281
15,081,237	5.5000%, 7/20/42	16,538,735
3,435,259	6.0000%, 7/20/42	3,855,162
3,649,460	6.0000%, 8/20/42	4,095,281
8,142,939	6.0000%, 9/20/42	9,131,855
3,397,279	6.0000%, 11/20/42	3,812,894
3,989,321	6.0000%, 2/20/43	4,473,803
Total Mortgage-Backed Securities (cost $885,480,792)		877,481,362
Preferred Stock — 0.2%
Diversified Financial Services — 0.1%
200,000	Citigroup Capital XIII, 7.8750%	5,570,000
Finance - Credit Card — 0.1%
601,750	Discover Financial Services, 6.5000%	15,103,925
Food - Miscellaneous/Diversified — 0%
19	H.J. Heinz Finance Co., 8.0000% (144A)	1,924,344
Total Preferred Stock (cost $22,563,515)		22,598,269
U.S. Treasury Notes/Bonds — 10.2%
U.S. Treasury Notes/Bonds:
$15,768,000	0.2500%, 9/30/14	15,773,550
6,225,000	0.2500%, 10/31/14	6,227,434
7,590,000	0.2500%, 11/30/14	7,591,776
5,990,000	0.1250%, 12/31/14	5,979,236
9,575,000	0.2500%, 1/15/15	9,573,133
155,787,000	0.2500%, 2/28/15	155,671,406
24,465,000	0.3750%, 3/15/15	24,493,673
296,252,000	0.1250%, 4/30/15	295,129,501
136,800,000	0.2500%, 5/31/15	136,559,506
4,325,000	0.3750%, 6/15/15	4,326,349
42,733,000	0.2500%, 7/15/15	42,616,168
8,045,000	0.3750%, 2/15/16	8,009,176
32,278,000	0.8750%, 1/31/17	32,227,582
2,448,000	0.8750%, 2/28/17	2,441,880
65,113,000	0.7500%, 6/30/17	64,299,087
6,045,000	0.7500%, 10/31/17	5,931,185
8,890,000	0.7500%, 12/31/17	8,697,612
3,565,000	0.8750%, 1/31/18	3,501,500
14,380,000	0.7500%, 3/31/18	13,996,902
13,740,000	1.0000%, 9/30/19	13,138,875
122,102,000	1.7500%, 5/15/23	114,356,093
33,150,000	2.8750%, 5/15/43	29,337,750
Total U.S. Treasury Notes/Bonds (cost $1,007,650,993)		999,879,374
Money Market — 2.0%
199,582,339	Janus Cash Liquidity Fund LLC, 0%£ (cost $199,582,339)	199,582,339
Total Investments (total cost $8,267,573,750) – 100%		$9,782,938,190

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$28,186,490	0.3%
Canada	127,577,458	1.3%
Germany	8,672,226	0.1%
Italy	17,059,109	0.2%
Japan	2,594,415	0.0%
Luxembourg	6,480,000	0.1%
Netherlands	24,016,642	0.2%
South Korea	31,871,351	0.3%
Switzerland	46,123,952	0.5%
Taiwan	32,448,345	0.3%
United Kingdom	358,877,765	3.7%
United States††	9,099,030,437	93.0%
Total	$9,782,938,190	100.0%
††	Includes Cash Equivalents of 2.0%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: British Pound 8/8/13	21,010,000	$31,940,933	$112,554
HSBC Securities (USA), Inc.: British Pound 8/15/13	21,275,000	32,342,199	159,725
JPMorgan Chase & Co.: British Pound 8/2/13	28,000,000	42,569,452	350,633
RBC Capital Markets Corp.: British Pound 8/22/13	29,300,000	44,539,571	56,495
Total		$151,392,155	$679,407

Notes to Schedule of Investments (unaudited)

A.G.	Aktiengesellschaft: German term for Public Limited Company.
ADR	American Depositary Receipt
LLC	Limited Liability Company
L.P.	Limited Partnership
N.A.	National Association
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SpA	Societa per Azioni: Italian term for Public Limited Company
U.S. Shares	Securities of Foreign Companies Trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Balanced Fund	$358,877,765

‡	Rate is subject to change. Rate shown reflects current rate.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Balanced Fund
FREMF 2010 K-SCT Mortgage Trust	4/29/2013	$11,526,275	$11,187,290	0.1%
Colony American Homes Holdings III L.P. - Private Placement	1/30/2013	$61,705,954	$61,628,705	0.6%

The Fund has registration rights for certain restricted securities held as of June 30, 2013. The issuer incurs all registration costs.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2013 is indicated in the table below:
Fund	Value	Value as a % of Total Investments
Janus Balanced Fund	$481,849,044	4.9%

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Balanced Fund
Janus Cash Liquidity Fund LLC	2,572,484,490	$2,572,484,490	(2,526,102,000)	$(2,526,102,000)	$-	$215,433	$199,582,339

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:

Asset-Backed/Commercial Mortgage-Backed Securities	$-	$132,055,798	$-

Bank Loans	-	69,443,056	-

Common Stock
Real Estate Management/Services	-	-	61,628,705
All Other	5,341,372,664	-	-

Corporate Bonds	-	2,078,896,623	-

Mortgage-Backed Securities	-	877,481,362	-

Preferred Stock	-	22,598,269	-

U.S. Treasury Notes/Bonds	-	999,879,374	-

Money Market	-	199,582,339	-

Total Investments in Securities	$5,341,372,664	$4,379,936,821	$61,628,705
Other Financial Instruments(a) - Assets:
Forward currency contracts	$-	$679,407	$-

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 93.4%
Airlines — 10.2%
15,526,289	AirAsia Bhd	$15,683,617
5,758,632	Delta Air Lines, Inc.	107,744,005
5,577,726	United Continental Holdings, Inc.*,**	174,527,046
		297,954,668
Casino Services — 2.0%
3,511,727	International Game Technology	58,680,958
Commercial Banks — 0.3%
735,294		7,500,816
Commercial Services - Finance — 1.2%
559,498	Moody's Corp.	34,090,213
Computers - Integrated Systems — 1.0%
583,750	Teradata Corp.*	29,321,763
Consumer Products - Miscellaneous — 0.7%
8,325,900	Samsonite International S.A.	20,053,097
Containers - Metal and Glass — 1.4%
971,300	Ball Corp.	40,347,802
Distribution/Wholesale — 3.8%
80,504,000	Li & Fung, Ltd.	110,649,145
Diversified Banking Institutions — 3.0%
1,274,747	Citigroup, Inc.	61,149,614
181,414	Goldman Sachs Group, Inc.	27,438,867
		88,588,481
Diversified Operations — 0.8%
443,310	Colfax Corp.*	23,100,884
E-Commerce/Products — 1.4%
564,721	eBay, Inc.*,**	29,207,370
884,600	Rakuten, Inc.	10,464,258
		39,671,628
Electric – Transmission — 0.5%
372,072	Brookfield Infrastructure Partners L.P.	13,588,070
Electronic Security Devices — 5.4%
4,782,274	Tyco International, Ltd. (U.S. Shares)	157,575,928
Filtration and Separations Products — 0.6%
462,870	Polypore International, Inc.*	18,653,661
Finance - Other Services — 3.0%
582,346	CME Group, Inc.	44,246,649
244,633	IntercontinentalExchange, Inc.*	43,485,962
		87,732,611
Footwear and Related Apparel — 2.7%
1,434,663	Wolverine World Wide, Inc.	78,346,946
Medical - Drugs — 9.8%
1,621,938	Abbott Laboratories	56,573,197
1,520,803	AbbVie, Inc.	62,869,996
4,513,253	Endo Health Solutions, Inc.*	166,042,578
		285,485,771
Multimedia — 2.0%
1,825,913	News Corp. - Class A	59,524,764
Oil Companies - Exploration and Production — 1.2%
160,232	Apache Corp.	13,432,249
496,026	Whiting Petroleum Corp.*	22,861,838
		36,294,087
Oil Companies - Integrated — 0.5%
359,109	BP PLC (ADR)**	14,989,210
Oil Field Machinery and Equipment — 7.2%
2,532,808	Dresser-Rand Group, Inc.*	151,917,824
852,025	National Oilwell Varco, Inc.	58,704,522
		210,622,346
Pharmacy Services — 4.8%
2,917,822	Omnicare, Inc.	139,209,288
Real Estate Management/Services — 0.5%
13,771,577	Colony American Homes Holdings III L.P. - Private Placement§	13,771,577
Real Estate Operating/Development — 7.3%
10,128,947	St. Joe Co.*,**,£	213,214,334
Reinsurance — 2.1%
539,949	Berkshire Hathaway, Inc. - Class B*	60,431,092
Retail - Restaurants — 1.1%
38,975,000	Ajisen China Holdings, Ltd.	30,503,398
Telecommunication Services — 1.9%
1,506,703	Amdocs, Ltd. (U.S. Shares)	55,883,614
Therapeutics — 1.8%
1,162,292	Questcor Pharmaceuticals, Inc.	52,837,794
Transportation - Railroad — 5.1%
1,232,227	Canadian Pacific Railway, Ltd. (U.S. Shares)	149,567,713
Transportation - Services — 2.0%
604,315	FedEx Corp.	59,573,373
Wireless Equipment — 8.1%
2,645,975	Motorola Solutions, Inc.	152,752,137
7,355,404	Telefonaktiebolaget L.M. Ericsson (ADR)	82,968,957
		235,721,094
Total Common Stock (cost $2,326,525,342)		2,723,486,126
Purchased Options - Calls — 0.7%
54,375	Delta Air Lines, Inc. expires January 2014 exercise price $21.00	7,723,724
59,175	United Continental Holdings, Inc. expires January 2014 exercise price $35.00	13,454,821
Total Purchased Options - Calls (premiums paid $19,483,150)		21,178,545
Money Market — 5.9%
172,045,990	Janus Cash Liquidity Fund LLC, 0%£ (cost $172,045,990)	172,045,990
Total Investments (total cost $2,518,054,482) – 100%		$2,916,710,661

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$149,567,713	5.1%
China	30,503,398	1.1%
Hong Kong	130,702,242	4.5%
India	7,500,816	0.3%
Japan	10,464,258	0.4%
Malaysia	15,683,617	0.5%
Sweden	82,968,957	2.8%
United Kingdom	14,989,210	0.5%
United States††	2,474,330,450	84.8%
Total	$2,916,710,661	100.0%
††	Includes Cash Equivalents of 5.9%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: British Pound 8/8/13	2,100,000	$3,192,573	$11,250
HSBC Securities (USA), Inc.: British Pound 8/15/13	3,000,000	4,560,592	22,523
JPMorgan Chase & Co.: British Pound 8/2/13	2,900,000	4,408,979	58,732
Total		$12,162,144	$92,505

Financial Future - Short
2,915 Contracts	S&P 500® E-mini expires September 2013, principal amount $231,720,633, value $233,097,975 cumulative depreciation	$(1,377,342)
Total		$(1,377,342)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
Bhd	Berhad: Malaysian term for a public company.
L.P.	Limited Partnership
LLC	Limited Liability Corporation
PLC	Public Limited Company
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Contrarian Fund	$268,166,410

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Contrarian Fund
Janus Cash Liquidity Fund LLC	1,048,854,471	$1,048,854,471	(1,002,195,695)	$(1,002,195,695)	$-	$103,043	$172,045,990
St. Joe Co.*,**	1,198,460	24,436,592	(4,008)	(216,058)	(120,480)	-	213,214,334
		$1,073,291,063		$(1,002,411,753)	$(120,480)	$103,043	$385,260,324

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Contrarian Fund
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$13,788,838	$13,771,577	0.5%

The Fund has registration rights for certain restricted securities held as of June 30, 2013. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Oil Companies – Integrated	$-	$14,989,210	$-
Real Estate Management/Services	-	-	13,771,577
Wireless Equipment	152,752,137	82,968,957	-
All Other	2,459,004,245	-	-

Purchased Options	-	21,178,545	-

Money Market	-	172,045,990	-

Total Investments in Securities	$2,611,756,382	$291,182,702	$13,771,577
Other Financial Instruments(a) - Assets:
Forward currency contracts	$-	$92,505	$-

Other Financial Instruments(a) - Liabilities:
Variation margin	$-	$1,377,342	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 95.6%
Apparel Manufacturers — 1.3%
762,000	Sitoy Group Holdings, Ltd.	$314,397
Applications Software — 1.1%
16,575	Linx S.A.	267,459
Automotive - Cars and Light Trucks — 1.7%
85,500	SAIC Motor Corp., Ltd.ß	184,022
146,157	Yulon Motor Co., Ltd.	234,117
		418,139
Automotive - Truck Parts and Equipment - Original — 1.3%
1,339	Hyundai Mobis	320,122
Building and Construction Products - Miscellaneous — 1.7%
528,600	Louis XIII Holdings, Ltd.	413,022
Building Products - Cement and Aggregate — 0.6%
12,907	Cemex S.A.B. de C.V. (ADR)*	136,556
Casino Hotels — 1.0%
77,200	Genting Bhd	255,215
Casino Services — 0.4%
543,300	Melco Crown Philippines Resorts Corp.*	104,420
Cellular Telecommunications — 1.3%
8,761	America Movil S.A.B. de C.V. (ADR)	190,552
1,834	Millicom International Cellular S.A. (SDR)	132,210
		322,762
Circuit Boards — 0.6%
62,000	Zhen Ding Technology Holding, Ltd.	141,520
Coal — 1.1%
53,500	China Shenhua Energy Co., Ltd.	136,581
449,000	Harum Energy Tbk PT	136,918
		273,499
Commercial Banks — 14.6%
15,583	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	131,053
19,317	Banco do Brasil S.A. (ADR)	195,102
20,700	Bangkok Bank PCL (NVDR)	136,219
492,500	Bank Negara Indonesia Persero Tbk PT	213,483
1,658	Bank Zachodni WBK S.A.	139,836
57,687	BBVA Banco Continental S.A.	131,376
373,500	China Construction Bank Corp.ß	252,546
28,987	First Gulf Bank PJSC	125,890
90,880	FirstRand, Ltd.	266,244
10,172	Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR)	144,544
11,357	ICICI Bank, Ltd. (ADR)	434,405
519,000	Industrial & Commercial Bank of China, Ltd.	327,227
30,434	Itau Unibanco Holding S.A. (ADR)	393,207
53,550	Sberbank of Russia (ADR)	609,934
10,164	Turkiye Halk Bankasi A/S	86,180
		3,587,246
Commercial Services — 1.1%
47,600	Anhanguera Educacional Participacoes S.A.	275,231
Computer Services — 0.6%
7,714	Luxoft Holding, Inc.	153,431
Consumer Products - Miscellaneous — 2.0%
202,200	Samsonite International S.A.	487,003
Distribution/Wholesale — 1.2%
82,397	Adani Enterprises, Ltd.	285,727
Diversified Financial Services — 3.0%
75,451	IDFC, Ltd.	162,724
38,211	Power Finance Corp., Ltd.	92,666
336,000	Religare Health Trust	225,397
7,672	Shinhan Financial Group Co., Ltd.	252,620
		733,407
Diversified Minerals — 0.5%
13,924	Iluka Resources, Ltd.**	127,180
Diversified Operations — 2.9%
26,128	AVI, Ltd.	157,297
9,755	Imperial Holdings, Ltd.	207,310
76,000	Melco International Development, Ltd.	143,655
20,788	Orascom Development Holding A.G.	192,624
		700,886
E-Commerce/Services — 0.4%
4,691	QIWI PLC (ADR)	108,831
Electronic Components - Miscellaneous — 0.5%
8,920	Iljin Display Co., Ltd.	127,328
Electronic Components – Semiconductors — 4.1%
850	Samsung Electronics Co., Ltd.	998,949
Electronic Measuring Instruments — 0.7%
100,000	Chroma ATE, Inc.	170,193
Electronic Parts Distributors — 1.2%
249,000	WT Microelectronics Co., Ltd.	287,090
Entertainment Software — 0.8%
17,300	Nexon Co., Ltd.**	190,865
Finance - Investment Bankers/Brokers — 1.0%
143,000	CITIC Securities Co., Ltd. - Class Aß	236,019
Finance - Other Services — 0.8%
34,500	BM&F Bovespa S.A.	191,134
Food - Meat Products — 0.9%
45,450	San Miguel Pure Foods Co., Inc.	229,434
Food - Retail — 2.1%
15,212	Shoprite Holdings, Ltd.	285,755
12,075	X5 Retail Group N.V. (GDR)	218,557
		504,312
Gold Mining — 0.6%
2,475	Randgold Resources, Ltd.	153,749
Hotels and Motels — 1.2%
166,000	Shangri-La Asia, Ltd.	286,805
Internet Content - Entertainment — 1.1%
1,946	NCSoft Corp.	276,077
Investment Companies — 0.9%
436,500	Langham Hospitality Investments, Ltd. (144A)	226,810
Investment Management and Advisory Services — 0.7%
13,300	Grupo BTG Pactual	163,046
Life and Health Insurance — 1.7%
4,296	Samsung Life Insurance Co., Ltd.	406,312
Machinery - General Industrial — 0.7%
514,000	Shanghai Electric Group Co., Ltd.	172,310
Medical - Drugs — 3.9%
214,700	Genomma Lab Internacional S.A.B. de C.V. - Class B*	422,105
36,417	Strides Arcolab, Ltd.	534,886
		956,991
Medical - Hospitals — 0.1%
6,420	NMC Health PLC	26,360
Metal - Iron — 3.3%
111,630	Fortescue Metals Group, Ltd.**	310,273
109,522	London Mining PLC*	154,476
25,306	Vale S.A. (ADR)	332,774
		797,523
Multi-Line Insurance — 1.5%
21,600	BB Seguridade Participacoes S.A.	170,399
33,300	Ping An Insurance Group Co. of China, Ltd.ß	188,593
		358,992
Non-Ferrous Metals — 0.7%
61,568	Grupo Mexico S.A.B. de C.V.	178,120
Oil Companies - Exploration and Production — 3.7%
10,370	Cobalt International Energy, Inc.*	275,531
27,428	Gazprom OAO (ADR)	180,476
9,995	Genel Energy PLC*	139,455
40,500	HRT Participacoes em Petroleo S.A.*	47,562
10,195	Niko Resources, Ltd.*	83,197
35,145	Ophir Energy PLC*	190,799
		917,020
Oil Companies - Integrated — 2.9%
158,600	China Petroleum & Chemical Corp.	111,653
10,472	Pacific Rubiales Energy Corp.	183,962
31,355	Petroleo Brasileiro S.A. (ADR)**	420,784
		716,399
Real Estate Operating/Development — 6.1%
1,331,000	Central China Real Estate, Ltd.	380,982
5,920,000	CSI Properties, Ltd.	248,072
39,431	DLF, Ltd.	120,277
31,731	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	44,759
779,000	Evergrande Real Estate Group, Ltd.	288,266
866,000	Shun Tak Holdings, Ltd.	419,835
		1,502,191
REIT - Hotels — 0.2%
19,100	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	37,551
Retail - Automobile — 1.2%
471,500	Baoxin Auto Group, Ltd.	302,142
Retail - Jewelry — 3.1%
94,200	Chow Tai Fook Jewellery Group, Ltd.	98,380
17,774	Cie Financiere Richemont S.A.	158,445
317,477	PC Jeweller, Ltd.	493,420
		750,245
Retail - Major Department Stores — 1.4%
117,500	Lifestyle International Holdings, Ltd.	246,035
9,164	SACI Falabella	102,490
		348,525
Semiconductor Components/Integrated Circuits — 4.9%
65,540	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)**	1,200,693
Shipbuilding — 0.4%
93,359	Pipavav Defence & Offshore Engineering Co., Ltd.*	104,797
Silver Mining — 0.1%
12,262	Aurcana Corp.*	16,328
Telecommunication Services — 0.7%
3,675	China Telecom Corp., Ltd. (ADR)	174,563
Tobacco — 0.5%
24,423	ITC, Ltd.	133,315
Transportation - Marine — 0.5%
300,000	China Shipping Development Co., Ltd.	131,901
Transportation - Railroad — 1.5%
249,600	Daqin Railway Co., Ltd. - Class Aß	241,564
9,814	Globaltrans Investment PLC (GDR)	134,844
		376,408
Transportation - Truck — 0.4%
230,200	LLX Logistica S.A.*	102,151
Warehousing and Harbor Transport Services — 0.5%
8,273	DP World, Ltd.	127,066
Web Portals/Internet Service Providers — 0.6%
5,206	Mail.ru Group, Ltd. (GDR)	149,204
Total Common Stock (cost $26,661,282)		23,454,971
Corporate Bond — 0.5%
Oil Companies - Exploration and Production — 0.5%
$ 110,000	Niko Resources, Ltd. 7.0000%, 12/31/17 (144A) (cost $110,594)	113,003
Preferred Stock — 2.1%
Petrochemicals — 1.7%
4,022	LG Chem, Ltd.	405,053
Steel - Producers — 0.4%
30,100	Usinas Siderurgicas de Minas Gerais S.A.	100,243
Total Preferred Stock (cost $499,082)		505,296
Money Market — 1.8%
446,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $446,000)	446,000
Total Investments (total cost $27,716,958) – 100%		$24,519,270

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$437,453	1.8%
Brazil	2,659,092	10.9%
Canada	396,490	1.6%
Chile	102,490	0.4%
China	3,128,369	12.8%
Hong Kong	2,884,014	11.8%
India	2,362,217	9.6%
Indonesia	350,401	1.4%
Japan	190,865	0.8%
Malaysia	255,215	1.0%
Mexico	1,109,428	4.5%
Peru	131,376	0.5%
Philippines	333,854	1.4%
Poland	139,836	0.6%
Russia	1,401,846	5.7%
Singapore	225,397	0.9%
South Africa	916,605	3.7%
South Korea	2,786,462	11.4%
Spain	131,053	0.5%
Sweden	132,210	0.5%
Switzerland	504,500	2.1%
Taiwan	2,033,613	8.3%
Thailand	136,219	0.6%
Turkey	270,394	1.1%
United Arab Emirates	252,956	1.0%
United Kingdom	525,384	2.1%
United States††	721,531	3.0%
Total	$24,519,270	100.0%
††	Includes Cash Equivalents of 1.8%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC:
Australian Dollar 8/8/13	437,000	$398,324	$7,431
Japanese Yen 8/8/13	16,000,000	161,383	1,443
Total		$559,707	$8,874

Total Return Swaps outstanding at June 30, 2013 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized (Depreciation)
Credit Suisse International	$144,131	1 month USD LIBOR plus 75 basis points	Moscow Exchange MICEX	8/22/14	$(690)
Morgan Stanley & Co. International PLC	274,262	FED Funds Effective plus 100 basis points	Samba Financial Group	1/19/15	(4,719)
Total					$(5,409)

Notes to Schedule of Investments (unaudited)

A/S	Aktieselskab: Danish term for a stock-based corporation.

A.G.	Aktiengesellschaft: German term for Public Limited Company.

ADR	American Depositary Receipt

Bhd	Berhad: Malaysian term for a public company.

GDR	Global Depositary Receipt

LLC	Limited Liability Company

N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Private Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S.A.	Sociedad Anonima: Spanish term for publicly-traded company.

S.A. de C.V.	Sociedad Anonima de Capital Variable: Spanish term for Variable Capital Company.

S.A.B. de C.V.	Sociedad Anonima Bursatil de Capital Variable: Spanish term for Variable Capital Company.

SDR	Swedish Depositary Receipt

Tbk PT	Terbuka Perseroan Terbatas: Indonesian term for Limited Liability Company.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Emerging Markets Fund	$339,813	1.4%

*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Emerging Markets Fund	$1,566,519

ß	Security is illiquid.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/13
Janus Emerging Markets Fund
Janus Cash Liquidity Fund LLC	25,770,851	$25,770,851	(25,898,949)	$(25,898,949)	$-	$929	$446,000

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Building Products - Cement and Aggregate	$—	$136,556	$—
Cellular Telecommunications	—	322,762	—
Commercial Banks	1,542,782	2,044,464	—
E-Commerce/Services	—	108,831	—
Food – Retail	285,755	218,557	—
Metal - Iron	464,749	332,774	—
Oil Companies - Exploration and Production	736,544	180,476	—
Oil Companies - Integrated	295,615	420,784	—
Semiconductor Components/Integrated Circuits	—	1,200,693	—
Telecommunication Services	—	174,563	—
Transportation - Railroad	241,564	134,844	—
Web Portals/Internet Service Providers	—	149,204	—
All Other	14,463,454	—	—

Corporate Bonds	—	113,003	—

Preferred Stock	—	505,296	—

Money Market	—	446,000	—

Total Investments in Securities	$18,030,463	$6,488,807	$—
Other Financial Instruments(a) - Assets
Forward currency contracts	$—	$8,874	$—

Other Financial Instruments(a) - Liabilities
Total return swaps	$—	$5,409	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 94.5%
Advertising Agencies — 1.1%
517,200	Omnicom Group, Inc.	$32,516,364
Advertising Sales — 0.6%
369,952	Lamar Advertising Co. - Class A*	16,055,917
Aerospace and Defense — 1.5%
277,297	TransDigm Group, Inc.	43,471,851
Agricultural Chemicals — 1.4%
1,019,015	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)**	38,855,042
Airlines — 1.8%
1,000,942	Ryanair Holdings PLC (ADR)**	51,578,541
Apparel Manufacturers — 0.7%
463,645	Gildan Activewear, Inc.**	18,782,259
Applications Software — 1.4%
647,502	Intuit, Inc.	39,517,047
Auction House - Art Dealer — 0.6%
881,004	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)**	16,932,897
Broadcast Services and Programming — 0.7%
307,365	Discovery Communications, Inc. - Class C*	21,411,046
Commercial Services — 0.6%
142,772	CoStar Group, Inc.*	18,427,582
Commercial Services - Finance — 1.0%
605,886	Global Payments, Inc.	28,064,640
Computer Software — 0.5%
407,661	SS&C Technologies Holdings, Inc.*	13,412,047
Computers — 0.3%
21,981	Apple, Inc.	8,706,234
Computers - Integrated Systems — 1.9%
689,994	Jack Henry & Associates, Inc.	32,519,417
448,829	Teradata Corp.*	22,544,681
		55,064,098
Consulting Services — 5.3%
1,144,432	Gartner, Inc.*	65,221,179
1,443,994	Verisk Analytics, Inc. - Class A*	86,206,442
		151,427,621
Containers - Metal and Glass — 0.6%
442,867	Ball Corp.	18,396,695
Decision Support Software — 1.8%
1,531,908	MSCI, Inc.*	50,966,579
Diagnostic Kits — 0.7%
222,848	IDEXX Laboratories, Inc.*	20,007,293
Distribution/Wholesale — 3.5%
384,377	Fastenal Co.	17,623,686
31,869,390	Li & Fung, Ltd.	43,803,050
158,599	W.W. Grainger, Inc.	39,995,496
		101,422,232
Diversified Operations — 0.6%
346,099	Colfax Corp.*	18,035,219
Electric Products – Miscellaneous — 1.2%
817,110	AMETEK, Inc.	34,563,753
Electric – Transmission — 0.5%
397,460	Brookfield Infrastructure Partners L.P.	14,515,239
Electronic Components - Miscellaneous — 3.2%
2,691,481	Flextronics International, Ltd.*	20,832,063
1,533,614	TE Connectivity, Ltd. (U.S. Shares)	69,840,781
		90,672,844
Electronic Components – Semiconductors — 3.3%
5,594,936	ON Semiconductor Corp.*	45,207,083
1,204,044	Xilinx, Inc.	47,692,183
		92,899,266
Electronic Connectors — 2.6%
954,626	Amphenol Corp. - Class A	74,403,550
Electronic Design Automation — 1.1%
2,125,696	Cadence Design Systems, Inc.*	30,780,078
Electronic Measuring Instruments — 0.4%
442,161	National Instruments Corp.	12,353,978
Enterprise Software/Services — 0.1%
181,903	Apptio, Inc. ß	4,128,216
Finance - Investment Bankers/Brokers — 0.9%
710,505	LPL Financial Holdings, Inc.	26,828,669
Footwear and Related Apparel — 1.0%
520,887	Wolverine World Wide, Inc.	28,445,639
Instruments - Controls — 3.4%
122,167	Mettler-Toledo International, Inc.*	24,580,000
2,084,624	Sensata Technologies Holding N.V.*	72,753,378
		97,333,378
Instruments - Scientific — 1.8%
250,836	Thermo Fisher Scientific, Inc.	21,228,251
311,260	Waters Corp.*	31,141,563
		52,369,814
Insurance Brokers — 0.9%
390,977	Aon PLC	25,159,370
Investment Management and Advisory Services — 1.1%
446,456	T. Rowe Price Group, Inc.	32,658,256
Machinery - General Industrial — 1.9%
276,183	Roper Industries, Inc.	34,307,452
362,294	Wabtec Corp.	19,357,369
		53,664,821
Medical - Biomedical and Genetic — 4.2%
439,637	Celgene Corp.*,**	51,397,962
938,992	Incyte Corp., Ltd.*	20,657,824
389,656	Life Technologies Corp.*	28,838,441
238,335	Vertex Pharmaceuticals, Inc.*	19,035,816
		119,930,043
Medical - Drugs — 0.6%
345,392	Medivation, Inc.*	16,993,286
Medical - Generic Drugs — 0.4%
503,737	Impax Laboratories, Inc.*	10,049,553
Medical Information Systems — 1.8%
595,307	athenahealth, Inc.*	50,434,409
Medical Instruments — 2.5%
1,106,433	St. Jude Medical, Inc.	50,486,538
306,852	Techne Corp.	21,197,336
		71,683,874
Medical Products — 4.4%
550,809	Henry Schein, Inc.*	52,739,962
1,066,227	Varian Medical Systems, Inc.*	71,917,011
		124,656,973
Metal Processors and Fabricators — 1.8%
224,594	Precision Castparts Corp.	50,760,490
Multimedia — 0.6%
170,220	FactSet Research Systems, Inc.	17,352,227
Oil Companies - Exploration and Production — 0.4%
534,852	Ultra Petroleum Corp. (U.S. Shares)*	10,600,767
Oil Field Machinery and Equipment — 2.8%
1,352,970	Dresser-Rand Group, Inc.*	81,151,141
Patient Monitoring Equipment — 0.9%
1,274,076	Masimo Corp.	27,010,411
Pipelines — 0.7%
318,975	Energy Transfer Equity L.P.	19,081,084
Printing - Commercial — 2.3%
1,344,778	VistaPrint N.V. (U.S. Shares)*	66,391,690
Retail - Apparel and Shoe — 0.5%
289,923	Limited Brands, Inc.	14,278,708
Retail - Catalog Shopping — 1.0%
379,165	MSC Industrial Direct Co., Inc. - Class A	29,370,121
Retail - Perfume and Cosmetics — 0.6%
165,016	Ulta Salon, Cosmetics & Fragrance, Inc.	16,528,003
Retail - Petroleum Products — 1.1%
787,004	World Fuel Services Corp.	31,464,420
Semiconductor Components/Integrated Circuits — 1.7%
6,783,344	Atmel Corp.*	49,857,578
Semiconductor Equipment — 2.0%
231,734	ASML Holding N.V. (U.S. Shares)**	18,330,160
670,736	KLA-Tencor Corp.	37,380,117
		55,710,277
Telecommunication Equipment — 0.7%
540,996	NICE Systems, Ltd. (ADR)	19,957,342
Telecommunication Services — 2.2%
1,732,641	Amdocs, Ltd. (U.S. Shares)	64,263,655
Transactional Software — 2.9%
1,464,571	Solera Holdings, Inc.	81,503,376
Transportation - Railroad — 0.9%
205,720	Canadian Pacific Railway, Ltd. (U.S. Shares)**	24,970,294
Transportation - Services — 2.6%
605,756	C.H. Robinson Worldwide, Inc.	34,110,120
1,027,684	Expeditors International of Washington, Inc.	39,062,269
		73,172,389
Transportation - Truck — 1.0%
542,709	Landstar System, Inc.	27,949,513
Vitamins and Nutrition Products — 0.7%
245,243	Mead Johnson Nutrition Co.	19,430,603
Wireless Equipment — 3.2%
898,693	Crown Castle International Corp.*	65,056,386
460,930	Motorola Solutions, Inc.	26,609,489
		91,665,875
Total Common Stock (cost $1,777,394,764)		2,700,046,177
Money Market — 5.5%
158,074,835	Janus Cash Liquidity Fund LLC, 0%£ (cost $158,074,835)	158,074,835
Total Investments (total cost $1,935,469,599) – 100%		$2,858,121,012

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$99,540,492	3.5%
Hong Kong	43,803,050	1.5%
Ireland	51,578,541	1.8%
Israel	19,957,342	0.7%
Netherlands	18,330,160	0.7%
United States††	2,624,911,427	91.8%
Total	$2,858,121,012	100.0%
††	Includes Cash Equivalents of 5.5%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Canadian Dollar 8/8/13	23,100,000	$21,949,415	$147,391
Euro 8/8/13	10,700,000	13,928,302	(11,775)
		35,877,717	135,616
HSBC Securities (USA), Inc.: Euro 8/15/13	11,900,000	15,490,919	(94)
JPMorgan Chase & Co.: Euro 8/2/13	10,250,000	13,342,115	87,127
RBC Capital Markets Corp.: Euro 8/22/13	2,200,000	2,863,972	9,976
Total		$67,574,723	$232,625

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Enterprise Fund	$208,029,492

ß	Security is illiquid.
£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Enterprise Fund
Janus Cash Liquidity Fund LLC	285,058,058	$285,058,058	(236,162,000)	$(236,162,000)	$-	$150,153	$158,074,835

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
Airlines	$—	$51,578,541	$—
Enterprise Software/Services	—	—	4,128,216
Telecommunication Equipment	—	19,957,342	—
All Other	2,624,382,078	—	—

Money Market	—	158,074,835	—

Total Investments in Securities	$2,624,382,078	$229,610,718	$4,128,216

Other Financial Instruments(a) - Assets:
Forward currency contracts	$—	$244,494	$—

Other Financial Instruments(a) - Liabilities:
Forward currency contracts	$—	$11,869	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Forty Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.2%
Agricultural Chemicals — 2.0%
685,031	Monsanto Co.	$67,681,063
Apparel Manufacturers — 1.5%
5,569,200	Prada SpA	50,552,062
Athletic Footwear — 2.5%
1,321,398	NIKE, Inc. - Class B	84,146,625
Automotive - Truck Parts and Equipment - Original — 1.8%
1,212,968	Delphi Automotive PLC	61,485,348
Beverages - Wine and Spirits — 1.5%
458,758	Pernod-Ricard S.A.	50,864,974
Casino Hotels — 3.3%
7,646,987	MGM Resorts International*	113,022,468
Commercial Services - Finance — 2.1%
125,866	MasterCard, Inc. - Class A	72,310,017
Computers — 4.7%
398,793	Apple, Inc.	157,953,931
Computers - Memory Devices — 3.6%
5,215,418	EMC Corp.	123,188,173
Dialysis Centers — 2.0%
553,832	DaVita HealthCare Partners, Inc.*	66,902,906
E-Commerce/Products — 4.4%
155,342	Amazon.com, Inc.*	43,136,920
2,022,498	eBay, Inc.*	104,603,596
		147,740,516
E-Commerce/Services — 2.1%
86,152	priceline.com, Inc.*	71,258,904
Electronic Components - Miscellaneous — 3.3%
2,453,939	TE Connectivity, Ltd. (U.S. Shares)	111,752,382
Electronic Connectors — 1.9%
809,156	Amphenol Corp. - Class A	63,065,619
Industrial Automation and Robotics — 3.3%
775,200	FANUC Corp.**	112,418,072
Life and Health Insurance — 5.6%
19,945,400	AIA Group, Ltd.	84,479,537
6,522,997	Prudential PLC	106,635,164
		191,114,701
Medical - Biomedical and Genetic — 9.6%
1,640,603	Celgene Corp.*	191,802,896
1,667,872	Gilead Sciences, Inc.*	85,411,725
621,225	Vertex Pharmaceuticals, Inc.*	49,617,241
		326,831,862
Medical - Drugs — 5.7%
814,053	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	70,073,682
4,030,939	Zoetis, Inc.	124,515,706
		194,589,388
Medical Instruments — 1.5%
102,134	Intuitive Surgical, Inc.*	51,739,042
Metal - Diversified — 0.5%
3,127,150	Turquoise Hill Resources, Ltd. (U.S. Shares)*	18,543,999
Metal Processors and Fabricators — 1.6%
241,270	Precision Castparts Corp.	54,529,433
Multimedia — 8.3%
8,647,796	News Corp. - Class A	281,918,149
Pharmacy Services — 6.5%
3,559,411	Express Scripts Holding Co.*	219,580,064
Retail - Apparel and Shoe — 3.0%
2,047,471	Limited Brands, Inc.	100,837,947
Retail - Jewelry — 3.8%
1,469,196	Cie Financiere Richemont S.A.	129,991,873
Retail - Major Department Stores — 2.1%
1,416,263	TJX Cos., Inc.	70,898,126
Software Tools — 1.4%
707,453	VMware, Inc. - Class A*	47,392,276
Super-Regional Banks — 3.2%
2,995,678	U.S. Bancorp	108,293,760
Web Portals/Internet Service Providers — 4.2%
161,783	Google, Inc. - Class A*	142,428,900
Wireless Equipment — 2.2%
1,021,842	Crown Castle International Corp.*	73,971,142
Total Common Stock (cost $2,351,173,873)		3,367,003,722
Money Market — 0.8%
27,115,376	Janus Cash Liquidity Fund LLC, 0%£ (cost $27,115,376)	27,115,376
Total Investments (total cost $2,378,289,249) – 100%		$3,394,119,098

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$88,617,681	2.6%
France	50,864,974	1.5%
Hong Kong	84,479,537	2.5%
Italy	50,552,062	1.5%
Japan	112,418,072	3.3%
Switzerland	129,991,873	3.8%
United Kingdom	106,635,164	3.2%
United States††	2,770,559,735	81.6%
Total	$3,394,119,098	100.0%
††	Includes Cash Equivalents of 0.8%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: Japanese Yen 8/8/13	1,000,000,000	$10,086,458	$90,209
HSBC Securities (USA), Inc.: Japanese Yen 8/15/13	1,500,000,000	15,130,238	154,205
JPMorgan Chase & Co.: Japanese Yen 8/2/13	1,250,000,000	12,607,678	188,620
RBC Capital Markets Corp.: Japanese Yen 8/22/13	1,970,000,000	19,871,772	25,812
Total		$57,696,146	$458,846

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
SpA	Societa per Azioni: Italian term for Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange
*	Non-income producing security.
**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Forty Fund	$122,418,072

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Forty Fund
Janus Cash Liquidity Fund LLC	674,743,033	$674,743,033	(681,795,610)	$(681,795,610)	$-	$30,273	$27,115,376

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$3,367,003,722	$—	$—

Money Market	—	27,115,376	—

Total Investments in Securities	$3,367,003,722	$27,115,376	$—

Other Financial Instruments(a) - Assets:
Forward currency contracts	$—	$458,846	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts	Value
Common Stock — 97.8%
Agricultural Chemicals — 1.5%
1,198,113	Monsanto Co.	$118,373,564
Apparel Manufacturers — 0.8%
1,478,944	Burberry Group PLC **	30,384,485
3,785,200	Prada SpA**	34,358,555
		64,743,040
Applications Software — 1.9%
2,475,062	Intuit, Inc.	151,053,034
Athletic Footwear — 1.9%
2,393,278	NIKE, Inc. - Class B	152,403,943
Beverages - Wine and Spirits — 2.5%
2,175,351	Diageo PLC **	62,191,637
1,252,780	Pernod-Ricard S.A.**	138,902,476
		201,094,113
Brewery — 2.2%
440,498	Anheuser-Busch InBev N.V.**	39,208,759
2,815,270	SABMiller PLC**	134,964,624
		174,173,383
Cable/Satellite Television — 1.1%
773,049	Time Warner Cable, Inc.	86,952,552
Commercial Services - Finance — 1.5%
207,489	MasterCard, Inc. - Class A	119,202,431
Computer Aided Design — 0.9%
954,843	ANSYS, Inc.*	69,799,023
Computers — 5.3%
1,060,200	Apple, Inc.	419,924,016
Computers - Integrated Systems — 0.8%
1,265,976	Teradata Corp.*	63,589,974
Computers - Memory Devices — 0.6%
2,161,203	EMC Corp.	51,047,615
Consulting Services — 0.9%
1,189,768	Verisk Analytics, Inc. - Class A*	71,029,150
Containers - Metal and Glass — 1.2%
2,262,734	Ball Corp.**	93,993,970
Cosmetics and Toiletries — 1.4%
1,962,272	Colgate-Palmolive Co.	112,418,563
Distribution/Wholesale — 1.9%
464,795	Fastenal Co.	21,310,851
504,726	W.W. Grainger, Inc.	127,281,802
		148,592,653
Diversified Operations — 1.8%
239,853	Colfax Corp.*	12,498,740
2,009,345	Danaher Corp.	127,191,538
		139,690,278
E-Commerce/Products — 1.5%
165,643	Amazon.com, Inc.*	45,997,405
1,480,573	eBay, Inc.*	76,575,235
		122,572,640
E-Commerce/Services — 0.6%
57,420	priceline.com, Inc.*	47,493,805
Electric – Transmission — 0.7%
1,505,576	Brookfield Infrastructure Partners L.P.	54,983,636
Electronic Components - Miscellaneous — 1.6%
2,823,304	TE Connectivity, Ltd. (U.S. Shares)	128,573,264
Electronic Components – Semiconductors — 0.6%
5,981,549	ON Semiconductor Corp.*	48,330,916
Electronic Connectors — 1.3%
1,326,131	Amphenol Corp. - Class A	103,358,650
Electronic Security Devices — 1.1%
2,758,974	Tyco International, Ltd. (U.S. Shares)	90,908,193
Enterprise Software/Services — 1.5%
2,028,231	Informatica Corp.*	70,947,520
1,493,964	Oracle Corp.	45,894,574
		116,842,094
Finance - Credit Card — 0.8%
353,835	Visa, Inc. - Class A	64,663,346
Food - Confectionary — 0.2%
191,740	Hershey Co.	17,118,547
Food - Miscellaneous/Diversified — 1.1%
2,282,074	Unilever N.V.**	89,861,453
Food - Retail — 1.6%
2,400,082	Whole Foods Market, Inc.	123,556,221
Industrial Automation and Robotics — 1.0%
548,900	FANUC Corp.**	79,600,464
Instruments - Controls — 1.6%
3,527,729	Sensata Technologies Holding N.V.*	123,117,742
Investment Management and Advisory Services — 0.8%
822,605	T. Rowe Price Group, Inc.	60,173,556
Life and Health Insurance — 0.5%
9,597,600	AIA Group, Ltd.	40,651,017
Medical - Biomedical and Genetic — 5.3%
571,127	Alexion Pharmaceuticals, Inc.*	52,680,754
1,183,958	Celgene Corp.*	138,416,530
3,626,203	Gilead Sciences, Inc.*	185,697,856
499,218	Vertex Pharmaceuticals, Inc.*	39,872,542
		416,667,682
Medical - Drugs — 4.9%
3,712,954	AbbVie, Inc.	153,493,518
1,363,025	Medivation, Inc.*	67,060,830
333,972	Shire PLC (ADR)**	31,764,077
744,751	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	64,108,166
2,306,065	Zoetis, Inc.	71,234,348
		387,660,939
Medical - Generic Drugs — 1.2%
788,839	Perrigo Co.	95,449,519
Medical - HMO — 0.6%
800,321	Aetna, Inc.	50,852,396
Medical Information Systems — 0.2%
141,297	athenahealth, Inc.*	11,970,682
Metal Processors and Fabricators — 2.8%
974,778	Precision Castparts Corp.	220,309,576
Multimedia — 1.7%
2,166,465	News Corp. - Class A	70,626,759
1,034,530	Walt Disney Co.	65,330,570
		135,957,329
Networking Products — 0.4%
1,401,156	Cisco Systems, Inc.	34,062,102
Oil and Gas Drilling — 0.7%
861,899	Helmerich & Payne, Inc.	53,825,593
Oil Companies - Exploration and Production — 1.8%
430,282	EOG Resources, Inc.	56,659,534
1,393,866	Noble Energy, Inc.	83,687,714
		140,347,248
Oil Field Machinery and Equipment — 1.2%
815,673	Dresser-Rand Group, Inc.*	48,924,067
710,289	National Oilwell Varco, Inc.	48,938,912
		97,862,979
Pharmacy Services — 1.9%
2,448,421	Express Scripts Holding Co.*	151,043,092
Pipelines — 1.7%
2,175,465	Enterprise Products Partners L.P.	135,205,150
Real Estate Management/Services — 0.8%
63,440,528	Colony American Homes Holdings III L.P. - Private Placement§	63,440,528
Recreational Vehicles — 0.7%
543,597	Polaris Industries, Inc.	51,641,715
REIT - Health Care — 0.6%
625,078	Ventas, Inc.	43,417,918
REIT - Regional Malls — 0.6%
300,414	Simon Property Group, Inc.	47,441,379
Retail - Apparel and Shoe — 2.6%
4,220,023	Limited Brands, Inc.	207,836,133
Retail - Auto Parts — 2.0%
368,661	AutoZone, Inc.*	156,197,979
Retail - Discount — 1.4%
966,127	Costco Wholesale Corp.	106,824,662
Retail - Major Department Stores — 1.7%
697,878	Nordstrom, Inc.	41,830,807
1,911,549	TJX Cos., Inc.	95,692,143
		137,522,950
Retail - Miscellaneous/Diversified — 0.4%
1,104,797	Sally Beauty Holdings, Inc.*	34,359,187
Retail - Perfume and Cosmetics — 0.7%
578,392	Ulta Salon, Cosmetics & Fragrance, Inc.	57,931,743
Retail - Restaurants — 1.4%
394,215	Dunkin' Brands Group, Inc.	16,880,286
1,373,326	Starbucks Corp.	89,939,120
		106,819,406
Semiconductor Components/Integrated Circuits — 1.4%
5,503,141	Atmel Corp.*	40,448,086
17,934,539	Taiwan Semiconductor Manufacturing Co., Ltd.	66,433,085
		106,881,171
Software Tools — 1.0%
1,128,728	VMware, Inc. - Class A*	75,613,489
Telecommunication Services — 0.9%
1,915,904	Amdocs, Ltd. (U.S. Shares)	71,060,879
Television — 1.4%
2,247,489	CBS Corp. - Class B	109,834,787
Tobacco — 0.8%
773,129	Philip Morris International, Inc.	66,968,434
Toys — 0.9%
1,588,945	Mattel, Inc.	71,995,098
Transportation - Railroad — 2.5%
1,161,080	Canadian Pacific Railway, Ltd. (U.S. Shares)	140,931,891
378,679	Union Pacific Corp.	58,422,596
		199,354,487
Web Portals/Internet Service Providers — 4.4%
398,324	Google, Inc. - Class A*	350,672,500
Wireless Equipment — 2.5%
868,614	Crown Castle International Corp.*,**	62,878,967
1,918,968	Motorola Solutions, Inc.	110,782,023
2,339,057	Telefonaktiebolaget L.M. Ericsson - Class B	26,509,196
		200,170,186
Total Common Stock (cost $5,835,383,167)		7,747,085,764
Purchased Options - Puts — 0.1%
5,437	SPDR S&P 500® Trust (ETF) expires September 2013 exercise price $155.00	1,830,821
11,238	SPDR S&P 500® Trust (ETF) expires September 2013 exercise price $160.00	5,771,110
Total Purchased Options - Puts (premiums paid $10,709,082)		7,601,931
Money Market — 2.1%
165,164,938	Janus Cash Liquidity Fund LLC, 0%£ (cost $165,164,938)	165,164,938
Total Investments (total cost $6,011,257,187) – 100%		$7,919,852,633

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Belgium	$39,208,759	0.5%
Canada	205,040,057	2.6%
France	138,902,476	1.8%
Hong Kong	40,651,017	0.5%
Italy	34,358,555	0.4%
Japan	79,600,464	1.0%
Netherlands	89,861,453	1.1%
Sweden	26,509,196	0.3%
Taiwan	66,433,085	0.9%
United Kingdom	259,304,823	3.3%
United States††	6,939,982,748	87.6%
Total	$7,919,852,633	100.0%
††	Includes Cash Equivalents of 2.1%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/ Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 8/8/13	33,960,000	$51,628,466	$181,929
Euro 8/8/13	36,140,000	47,043,816	(39,770)
Japanese Yen 8/8/13	1,721,000,000	17,358,794	155,250
		116,031,076	297,409
HSBC Securities (USA), Inc.:
British Pound 8/15/13	28,259,000	42,959,257	212,159
Euro 8/15/13	45,060,000	58,657,211	(355)
Japanese Yen 8/15/13	1,891,000,000	19,074,188	194,401
		120,690,656	406,205
JPMorgan Chase & Co.:
British Pound 8/2/13	38,900,000	59,141,131	571,384
Euro 8/2/13	38,700,000	50,374,621	328,959
Japanese Yen 8/2/13	1,710,000,000	17,247,304	258,032
		126,763,056	1,158,375
RBC Capital Markets Corp.:
British Pound 8/22/13	27,400,000	41,651,339	52,831
Euro 8/22/13	35,000,000	45,563,187	158,713
Japanese Yen 8/22/13	1,865,000,000	18,812,616	24,436
		106,027,142	235,980

Total		$469,511,930	$2,097,969

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P	Limited Partnership
LLC	Limited Liability Company
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
SpA	Societa per Azioni: Italian term for Public Limited Company.
SPDR	Standard & Poor’s Depositary Receipt
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Fund	$738,077,030

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Fund
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$63,520,047	$63,440,528	0.8%

The Fund has registration rights for certain restricted securities held as of June 30, 2013. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/13
Janus Fund
Janus Cash Liquidity Fund LLC	1,668,844,922	$1,668,844,922	(1,908,450,126)	$(1,908,450,126)	$-	$291,564	$165,164,938

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Medical - Drugs	$355,896,862	$31,764,077	$-
Real Estate Management/Services	-	-	63,440,528
All Others	7,295,984,297	-	-

Purchased Options	-	7,601,931	-
Money Market	-	165,164,938	-
Total Investments in Securities	$7,651,881,159	$204,530,946	$63,440,528

Other Financial Instruments(a) - Assets:
Forward currency contracts	$-	$2,138,094	$-

Other Financial Instruments(a) - Liabilities:
Forward currency contracts	$-	$40,125	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 96.6%
Diagnostic Kits — 0.9%
384,855	Quidel Corp.*	$9,825,348
Dialysis Centers — 1.3%
115,868	DaVita HealthCare Partners, Inc.*	13,996,854
Drug Delivery Systems — 1.3%
1,199,416	Nektar Therapeutics*	13,853,255
Heart Monitors — 1.3%
148,752	HeartWare International, Inc.*	14,147,803
Instruments - Controls — 0.7%
39,181	Mettler-Toledo International, Inc.*	7,883,217
Instruments - Scientific — 1.3%
170,628	Thermo Fisher Scientific, Inc.	14,440,248
Medical - Biomedical and Genetic — 23.9%
262,882	Aegerion Pharmaceuticals, Inc.*	16,650,946
246,725	Alexion Pharmaceuticals, Inc.*	22,757,914
416,537	Ariad Pharmaceuticals, Inc.*	7,285,232
111,573	Biogen Idec, Inc.*	24,010,509
325,981	Celgene Corp.*	38,110,439
1,271,821	Fibrogen, Inc. - Private Placement§	5,786,786
953,012	Gilead Sciences, Inc.*,**	48,803,744
710,532	Incyte Corp., Ltd.*	15,631,704
156,367	Life Technologies Corp.*	11,572,722
929,169	NPS Pharmaceuticals, Inc.*	14,030,452
538,349	OvaScience, Inc.	7,391,532
375,000	PTC Therapeutics, Inc.*,β	5,062,500
466,778	PTC Therapeutics, Inc.*	7,001,670
45,784	Regeneron Pharmaceuticals, Inc.*	10,295,906
265,577	Stemline Therapeutics, Inc.*	6,331,355
211,516	Vertex Pharmaceuticals, Inc.*	16,893,783
		257,617,194
Medical - Drugs — 29.8%
518,906	Abbott Laboratories	18,099,441
534,762	AbbVie, Inc.	22,107,061
953,380	Achillion Pharmaceuticals, Inc.*	7,798,648
552,725	Alkermes PLC*	15,852,153
87,050	Allergan, Inc.	7,333,092
104,128	Clovis Oncology, Inc.*	6,974,494
255,761	Endo Health Solutions, Inc.*	9,409,447
341,319	Forest Laboratories, Inc.*	13,994,079
1,459,812	Idenix Pharmaceuticals, Inc.*	5,269,921
1,104,696	Ironwood Pharmaceuticals, Inc.*	10,991,725
278,500	Jazz Pharmaceuticals PLC*	19,141,305
535,855	Medivation, Inc.*	26,364,066
144,398	Novartis A.G.**	10,260,623
51,820	Novo Nordisk A/S - Class B	8,076,948
567,166	Repros Therapeutics, Inc.*	10,464,213
100,112	Roche Holding A.G.**	24,914,032
225,148	Salix Pharmaceuticals, Ltd.*	14,893,540
133,771	Sanofi**	13,862,154
202,572	Shire PLC (ADR)	19,266,623
481,716	Strides Arcolab, Ltd.	7,075,356
1,990,064	Swedish Orphan Biovitrum A.B.*	11,937,711
315,840	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	27,187,507
348,183	Zoetis, Inc.	10,755,373
		322,029,512
Medical - Generic Drugs — 5.5%
146,908	Actavis, Inc.*	18,542,728
345,112	Mylan, Inc.*	10,708,825
108,987	Perrigo Co.	13,187,427
354,936	Pharmstandard OJSC (GDR)	7,407,514
246,803	Teva Pharmaceutical Industries, Ltd. (ADR)	9,674,678
		59,521,172
Medical - HMO — 4.7%
609,958	Aetna, Inc.	38,756,731
138,169	Humana, Inc.	11,658,700
		50,415,431
Medical - Hospitals — 0.7%
1,791,988	NMC Health PLC	7,357,727
Medical - Wholesale Drug Distributors — 2.7%
265,721	AmerisourceBergen Corp.	14,835,204
922,222	Meda A.B. - Class A	10,458,684
1,496,000	Sinopharm Group Co., Ltd.	3,757,456
		29,051,344
Medical Information Systems — 1.4%
178,453	athenahealth, Inc.*	15,118,538
Medical Instruments — 1.6%
599,098	Endologix, Inc.*	7,956,022
116,843	GMP Cos. - Private Placement§	0
77	Lifesync Corp.	35,091
659,604	Lifesync Holdings - Private Placement§	1
208,913	St. Jude Medical, Inc.	9,532,700
		17,523,814
Medical Products — 4.6%
164,020	Covidien PLC (U.S. Shares)	10,307,017
147,221	Henry Schein, Inc.*	14,096,411
169,995	Stryker Corp.	10,995,277
208,570	Varian Medical Systems, Inc.*	14,068,046
		49,466,751
Pharmacy Services — 6.8%
269,642	Catamaran Corp. (U.S. Shares)*	13,136,958
616,030	Express Scripts Holding Co.*	38,002,891
463,130	Omnicare, Inc.	22,095,932
		73,235,781
Physical Practice Management — 0.9%
106,320	MEDNAX, Inc.*	9,736,785
Research & Development — 0.2%
99,531	Prosensa Holding B.V.	1,915,972
Retail - Drug Store — 0.6%
643,600	Raia Drogasil S.A.	6,245,603
Soap and Cleaning Preparations — 0.7%
102,404	Reckitt Benckiser Group PLC	7,238,154
Therapeutics — 5.7%
269,184	BioMarin Pharmaceutical, Inc.*	15,017,775
144,041	Onyx Pharmaceuticals, Inc.*	12,505,640
142,746	Pharmacyclics, Inc.*	11,344,025
258,366	Questcor Pharmaceuticals, Inc.	11,745,318
269,197	Synageva BioPharma Corp.*	11,306,274
		61,919,032
Total Common Stock (cost $736,733,313)		1,042,539,535
Corporate Bond — 1.0%
Medical - Biomedical and Genetic — 1.0%
$ 9,862,000	InterMune, Inc. 2.5000%, 12/15/17 (cost $10,373,043)	10,558,504
Preferred Stock — 0.6%
Therapeutics — 0.6%
291,930	Portola Pharmaceuticals - Private Placement, 8.0000%§ (cost $4,130,809)	6,455,448
Money Market — 1.8%
19,242,550	Janus Cash Liquidity Fund LLC, 0%£ (cost $19,242,550)	19,242,550
Total Investments (total cost $770,479,715) – 100%		$1,078,796,037

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Brazil	$6,245,603	0.6%
Canada	40,324,465	3.7%
China	3,757,456	0.3%
Denmark	8,076,948	0.7%
France	13,862,154	1.3%
India	7,075,356	0.7%
Israel	9,674,678	0.9%
Netherlands	1,915,972	0.2%
Russia	7,407,514	0.7%
Sweden	22,396,395	2.1%
Switzerland	35,174,655	3.3%
United Kingdom	33,862,504	3.1%
United States††	889,022,337	82.4%
Total	$1,078,796,037	100.0%
††	Includes Cash Equivalents of 1.8%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Euro 8/8/13	1,290,000	$1,679,207	$(1,420)
Swiss Franc 8/8/13	5,950,000	6,303,389	(7,093)
		7,982,596	(8,513)
HSBC Securities (USA), Inc.:
Euro 8/15/13	2,093,000	2,724,579	(16)
Swiss Franc 8/15/13	7,475,000	7,919,453	(11,994)
		10,644,032	(12,010)
RBC Capital Markets Corp.:
Euro 8/22/13	1,730,000	2,252,123	7,845
Swiss Franc 8/22/13	2,500,000	2,648,810	3,738
		4,900,933	11,583
Total		$23,527,561	$(8,940)

Notes to Schedule of Investments (unaudited)

A/S	Aktieselskab: Danish term for a stock-based corporation

A.B.	Aktiebolag: Swedish stock company

A.G.	Aktiengesellschaft: German term for Public Limited Company

ADR	American Depositary Receipt

B.V.	Besloten Vennootschap: Dutch term for private Limited Liability Company

GDR	Global Depositary Receipt

LLC	Limited Liability Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

S.A.	Sociedad Anonima: Spanish term for publicly-traded company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Global Life Sciences Fund	$55,438,058

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2013)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement	2/28/04-11/8/05	$5,786,786	$5,786,786	0.5%
GMP Cos., Inc. - Private Placement	3/9/09	883,256	0	0.0%
Lifesync Holdings, Inc. - Private Placement	3/9/09	4,986,172	1	0.0%
Portola Pharmaceuticals, Inc. - Private Placement, 8.0000%	7/3/08	4,130,815	6,455,448	0.6%
		$15,787,029	$12,242,235	1.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2013. The issuer incurs all registration costs.

ß	Security is illiquid.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/13
Janus Global Life Sciences Fund
Janus Cash Liquidity Fund LLC	182,973,719	$182,973,719	(185,144,000)	$(185,144,000)	$-	$20,887	$19,242,550

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Medical – Biomedical and Genetic	$246,767,908	$5,062,500	$5,786,786
Medical – Drugs	302,762,889	19,266,623	—
Medical – Generic Drugs	42,438,980	17,082,192	—
Medical Instruments	17,488,722	—	35,092
All Other	385,847,843	—	—

Corporate Bond	—	10,558,504	—

Preferred Stock	—	6,455,448	—

Money Market	—	19,242,550	—

Total Investments in Securities	$995,306,342	$77,667,817	$5,821,878
Other Financial Instruments(a) - Assets
Forward currency contracts	$—	$11,583	$—

Other Financial Instruments(a) - Liabilities
Forward currency contracts	$—	$20,523	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.0%
Building - Residential and Commercial — 0.7%
11,100	Hajime Construction Co., Ltd.	$617,910
67,900	MRV Engenharia e Participacoes S.A.	196,609
		814,519
Casino Hotels — 0.6%
71,975	Crown, Ltd.	796,922
Diversified Operations — 0.7%
107,700	Wharf Holdings, Ltd.	905,392
Electric - Distribution — 0.7%
557,021	Spark Infrastructure Group	883,611
Electric - Generation — 0%
777,953	Indiabulls Infrastructure and Power, Ltd.	45,169
Electric – Transmission — 1.2%
41,317	Brookfield Infrastructure Partners L.P.	1,508,897
Hotels and Motels — 1.0%
26,590	Whitbread PLC	1,235,710
Metal - Copper — 0.2%
141,380	Copper Mountain Mining Corp.*	209,770
Real Estate Management/Services — 14.8%
444,700	Atrium European Real Estate, Ltd.	2,315,121
53,200	BR Malls Participacoes S.A.	476,439
8,330	Castellum A.B.	113,113
29,882	CBRE Group, Inc. - Class A*	698,043
1,308,268	Colony American Homes Holdings III L.P. - Private Placement§	1,308,268
540,606	Corp Inmobiliaria Vesta S.A.B. de C.V.	1,039,057
226,356	Countrywide PLC	1,738,314
42,142	Deutsche Wohnen A.G.	715,494
77,099	First Capital Realty, Inc.	1,308,938
66,215	Gazit-Globe, Ltd.	877,349
11,693	Jones Lang LaSalle, Inc.	1,065,700
223,930	Kennedy-Wilson Holdings, Inc.	3,726,195
80,800	LPS Brasil Consultoria de Imoveis S.A.	655,527
81,000	Mitsubishi Estate Co., Ltd.	2,157,331
210	Sonae Sierra Brasil S.A.	2,297
197,856	Songbird Estates PLC*	437,029
		18,634,215
Real Estate Operating/Development — 19.4%
2,980	Alexander & Baldwin, Inc.	118,455
129,800	BR Properties S.A.	1,105,424
114,900	Brookfield Asset Management, Inc. - Class A (U.S. Shares)**	4,138,698
4,926	Brookfield Property Partners L.P.	99,998
1,484,500	CapitaLand, Ltd.	3,608,445
41,750,000	CSI Properties, Ltd.	1,749,497
130,500	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	1,199,126
11,843	DB Realty, Ltd.*	10,504
37,900	First Juken Co., Ltd.	503,371
7,506	GAGFAH S.A.*	92,670
692,630	Global Logistic Properties, Ltd.	1,503,222
987,000	Hang Lung Properties, Ltd.	3,442,372
238,500	Hopewell Holdings, Ltd.	794,918
66,000	Hysan Development Co., Ltd.	286,353
124,300	Iguatemi Empresa de Shopping Centers S.A.	1,224,614
162,930	Indiabulls Real Estate, Ltd.	173,021
38,000	Mitsui Fudosan Co., Ltd.	1,117,850
435,800	PDG Realty S.A. Empreendimentos e Participacoes	412,164
112,584	Phoenix Mills, Ltd.	488,268
113,000	Shanghai Industrial Holdings, Ltd.	350,402
43,125	St. Joe Co.*	907,781
81,000	Sun Hung Kai Properties, Ltd.	1,045,424
		24,372,577
REIT - Apartments — 5.4%
11,991	AvalonBay Communities, Inc.	1,617,706
17,914	Camden Property Trust	1,238,574
71,070	Education Realty Trust, Inc.	727,046
41,456	Post Properties, Inc.	2,051,657
44,454	UDR, Inc.	1,133,133
		6,768,116
REIT - Diversified — 18.6%
51,743	American Assets Trust, Inc.	1,596,789
16,967	American Tower Corp.	1,241,475
541,713	Astro Japan Property Group	1,485,869
354,807	Charter Hall Group	1,255,432
42,071	CoreSite Realty Corp.	1,338,279
948,464	Cromwell Property Group	845,503
22,135	Digital Realty Trust, Inc.**	1,350,235
56,368	DuPont Fabros Technology, Inc.	1,361,287
18,972	EPR Properties	953,722
396,332	Fibra Uno Administracion S.A. de C.V.	1,324,360
64,674	Land Securities Group PLC	869,414
323,591	Lexington Realty Trust	3,779,543
535,000	Mapletree Greater China Commercial Trust*	399,002
31,000	Morguard Real Estate Investment Trust	480,597
72	Mori Hills REIT Investment Corp.	448,003
96,660	Segro PLC	410,400
24,860	Shaftesbury PLC	224,938
99,897	STAG Industrial, Inc.	1,992,945
4,404	Unibail-Rodamco S.E.	1,025,999
11,091	Vornado Realty Trust	918,889
11,000	Winthrop Realty Trust	132,330
		23,435,011
REIT - Health Care — 3.1%
30,673	HCP, Inc.	1,393,781
37,776	Heath Care REIT, Inc.	2,532,125
		3,925,906
REIT - Hotels — 6.0%
1,874,000	Ascott Residence Trust	1,907,868
202,196	Chatham Lodging Trust	3,473,727
548,766	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	1,078,886
40,785	Pebblebrook Hotel Trust	1,054,292
		7,514,773
REIT - Mortgage — 5.2%
47,156	American Capital Agency Corp.	1,084,116
107,088	Colony Financial, Inc.	2,129,980
128,188	CYS Investments, Inc.	1,180,612
86,518	Starwood Property Trust, Inc.	2,141,321
		6,536,029
REIT - Multi-Housing — 0.9%
13,535	Equity Lifestyle Properties, Inc.	1,063,716
REIT - Office Property — 4.9%
29,928	Alexandria Real Estate Equities, Inc.	1,966,868
17,431	Boston Properties, Inc.	1,838,447
139,934	Great Portland Estates PLC	1,131,023
75,696	Parkway Properties, Inc.	1,268,665
		6,205,003
REIT - Regional Malls — 3.2%
26,023	Macerich Co.	1,586,622
15,330	Simon Property Group, Inc.**	2,420,914
		4,007,536
REIT - Shopping Centers — 5.0%
34,744	Acadia Realty Trust	857,829
77,196	DDR Corp.	1,285,314
207,464	Kite Realty Group Trust	1,251,008
60,579	Ramco-Gershenson Properties Trust	940,792
187,179	Westfield Group	1,957,821
		6,292,764
REIT - Warehouse and Industrial — 5.0%
1,740,600	AIMS AMP Capital Industrial REIT	2,252,848
238	Nippon Prologis REIT, Inc.	2,071,339
33,394	Prologis, Inc.	1,259,622
35,328	Terreno Realty Corp.	654,628
		6,238,437
Resorts and Theme Parks — 0.7%
14,969	Vail Resorts, Inc.	920,893
Retirement and Aged Care — 0.7%
38,461	Capital Senior Living Corp.*	919,218
Total Common Stock (cost $110,903,286)		123,234,184
Preferred Stock — 0.4%
REIT - Regional Malls — 0.4%
10,200	CBL & Associates Properties, Inc., 7.3750%	258,060
6,432	Glimcher Realty Trust, 8.1250%	161,186
Total Preferred Stock (cost $331,176)		419,246
Money Market — 1.6%
2,057,178	Janus Cash Liquidity Fund LLC, 0%£ (cost $2,057,178)	2,057,178
Total Investments (total cost $113,291,640) – 100%		$125,710,608

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$7,225,158	5.8%
Austria	2,315,121	1.8%
Brazil	5,272,200	4.2%
Canada	6,138,003	4.9%
China	350,402	0.3%
France	1,025,999	0.8%
Germany	808,164	0.6%
Hong Kong	8,223,956	6.5%
India	716,962	0.6%
Israel	877,349	0.7%
Japan	6,915,804	5.5%
Mexico	3,442,303	2.7%
Singapore	9,671,385	7.7%
Sweden	113,113	0.1%
United Kingdom	6,046,828	4.8%
United States††	66,567,861	53.0%
Total	$125,710,608	100.0%
††	Includes Cash Equivalents of 1.6%.

Schedule of Written Options – Puts	Value
Digital Realty Trust, Inc. expires October 2013 7 contracts exercise price $45.00	$(310)
Simon Property Group, Inc. expires October 2013 125 contracts exercise price $135.00	(24,912)
Total Written Options - Puts (premiums received $26,053)	$(25,222)

Notes to Schedule of Investments (unaudited)

A.B.	Aktiebolag: Swedish stock company
A.G.	Aktiengesellschaft: German term for Public Limited Company.
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
S.A. de C.V.	Sociedad Anonima de Capital Variable: Spanish term for Variable Capital Company.
S.A.B. de C.V.	Sociedad Anonima Bursatil de Capital Variable: Spanish term for Variable Capital Company.
S.E.	Societas Europea: a public European Company.
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Global Real Estate Fund	$3,091,200

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Global Real Estate Fund
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$1,310,000	$1,308,268	1.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2013. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/13
Janus Global Real Estate Fund

Janus Cash Liquidity Fund LLC	52,669,223	$52,669,223	(60,569,000)	$(60,569,000)	$-	$16,372	$2,057,178

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
Real Estate Management/Services	$17,325,949	$-	$1,308,268
All Other	104,599,967	-	-
Preferred Stock	-	419,246	-
Money Market	-	2,057,178	-

Total Investments in Securities	$121,925,916	$2,476,424	$1,308,268
Other Financial Instruments(a) - Liabilities:
Schedule of Written Options - Puts	$-	$25,222	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Research Fund(1)

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 100.0%
Agricultural Chemicals — 0.9%
223,704	Monsanto Co.	$22,101,955
Agricultural Operations — 0%
24,162,415	Chaoda Modern Agriculture Holdings, Ltd.ß	934,620
Airlines — 1.4%
728,797	Delta Air Lines, Inc.	13,635,792
608,971	United Continental Holdings, Inc.*	19,054,702
32,690,494
Apparel Manufacturers — 0.9%
508,307	Burberry Group PLC	10,443,023
1,151,084	Prada SpA	10,448,479
20,891,502
Applications Software — 0.2%
87,267	Intuit, Inc.	5,325,905
Athletic Footwear — 0.4%
151,642	NIKE, Inc. - Class B	9,656,563
Automotive - Cars and Light Trucks — 0.9%
1,613,000	Isuzu Motors, Ltd.	11,045,048
433,985	Maruti Suzuki India, Ltd.	11,231,243
22,276,291
Beverages - Wine and Spirits — 1.2%
252,879	Pernod-Ricard S.A.	28,038,059
Brewery — 1.1%
530,967	SABMiller PLC	25,454,667
Cable/Satellite Television — 2.0%
482,781	Comcast Corp. - Class A	20,218,868
67,164	Liberty Global PLC*	4,559,764
89,947	Liberty Global PLC - Class A*	6,663,274
143,894	Time Warner Cable, Inc.	16,185,197
47,627,103
Chemicals - Diversified — 1.3%
1,130,501	Israel Chemicals, Ltd.	11,174,081
286,450	LyondellBasell Industries N.V. - Class A	18,980,177
30,154,258
Commercial Banks — 4.1%
2,737,996	Banco Bilbao Vizcaya Argentaria S.A.	22,966,895
542,915	Banco do Brasil S.A.	5,385,347
23,478,000	China Construction Bank Corp.	16,619,075
369,157	Qatar National Bank SAQ	16,125,265
1,751,132	Sberbank of Russia (ADR)	19,945,393
1,659,722	Turkiye Halk Bankasi A/S	14,072,735
95,114,710
Commercial Services - Finance — 1.3%
52,960	MasterCard, Inc. - Class A	30,425,520
Computer Aided Design — 0.3%
88,527	ANSYS, Inc.*	6,471,324
Computers — 1.2%
70,056	Apple, Inc.	27,747,780
Consulting Services — 0.7%
294,906	Verisk Analytics, Inc. - Class A*	17,605,888
Consumer Products - Miscellaneous — 0.4%
3,896,700	Samsonite International S.A.	9,385,280
Containers - Metal and Glass — 0.8%
450,920	Crown Holdings, Inc.*	18,546,340
Cosmetics and Toiletries — 1.9%
548,344	Colgate-Palmolive Co.	31,414,628
191,335	Estee Lauder Cos., Inc. - Class A	12,584,103
43,998,731
Diversified Banking Institutions — 4.6%
469,007	Citigroup, Inc.	22,498,266
486,101	Deutsche Bank A.G.	20,343,309
494,709	JPMorgan Chase & Co.	26,115,688
587,082	Societe Generale S.A.	20,172,013
1,090,752	UBS A.G.	18,573,856
107,703,132
Diversified Operations — 1.6%
271,304	Danaher Corp.	17,173,543
259,109	Dover Corp.	20,122,405
37,295,948
E-Commerce/Products — 2.0%
51,684	Amazon.com, Inc.*	14,352,130
308,215	eBay, Inc.*	15,940,880
1,322,900	Rakuten, Inc.	15,649,069
45,942,079
E-Commerce/Services — 0.7%
18,946	priceline.com, Inc.*	15,670,805
Electric – Transmission — 1.2%
776,802	Brookfield Infrastructure Partners L.P.	28,368,809
Electronic Components - Miscellaneous — 0.6%
290,407	TE Connectivity, Ltd. (U.S. Shares)	13,225,135
Electronic Components – Semiconductors — 1.6%
1,009,985	ARM Holdings PLC	12,210,315
297,607	International Rectifier Corp.*	6,231,891
1,301,104	ON Semiconductor Corp.*	10,512,920
6,465	Samsung Electronics Co., Ltd.	7,597,889
36,553,015
Electronic Connectors — 0.5%
142,943	Amphenol Corp. - Class A	11,140,977
Electronic Measuring Instruments — 0.7%
50,800	Keyence Corp.	16,214,401
Electronic Security Devices — 0.5%
382,585	Tyco International, Ltd. (U.S. Shares)	12,606,176
Enterprise Software/Services — 0.3%
235,410	Informatica Corp.*	8,234,642
Entertainment Software — 0.2%
491,900	Nexon Co., Ltd.	5,426,973
Finance - Credit Card — 0.9%
275,405	American Express Co.	20,589,278
Food - Confectionary — 1.1%
287,252	Hershey Co.	25,645,859
Food - Miscellaneous/Diversified — 2.0%
246,144	McCormick & Co., Inc.	17,318,692
780,913	Unilever N.V.	30,750,088
48,068,780
Food - Retail — 0.9%
390,960	Whole Foods Market, Inc.	20,126,621
Hotels and Motels — 0.5%
178,475	Accor S.A.	6,279,865
3,074,000	Shangri-La Asia, Ltd.	5,311,071
11,590,936
Industrial Automation and Robotics — 1.3%
211,200	FANUC Corp.	30,627,834
Instruments - Controls — 0.9%
600,006	Sensata Technologies Holding N.V.*	20,940,209
Internet Content - Entertainment — 0.4%
531,321	Youku Tudou, Inc. (ADR)*	10,196,050
Internet Gambling — 0.3%
4,062,348	Bwin.Party Digital Entertainment PLC	6,968,367
Investment Management and Advisory Services — 0.9%
295,657	T. Rowe Price Group, Inc.	21,627,310
Life and Health Insurance — 2.7%
10,413,700	AIA Group, Ltd.	44,107,641
1,203,413	Prudential PLC	19,672,881
63,780,522
Machinery - Pumps — 0.6%
444,879	Weir Group PLC	14,552,148
Medical - Biomedical and Genetic — 3.2%
169,105	Alexion Pharmaceuticals, Inc.*	15,598,245
168,966	Celgene Corp.*	19,753,815
428,229	Gilead Sciences, Inc.*	21,929,607
408,056	Incyte Corp., Ltd.*	8,977,232
100,885	Vertex Pharmaceuticals, Inc.*	8,057,685
74,316,584
Medical - Drugs — 5.6%
406,510	Abbott Laboratories	14,179,069
214,891	Alkermes PLC*	6,163,074
496,891	GlaxoSmithKline PLC	12,452,689
221,339	Jazz Pharmaceuticals PLC*	15,212,629
256,107	Medivation, Inc.*	12,600,464
97,782	Roche Holding A.G.	24,334,184
106,747	Sanofi	11,061,765
504,719	Shire PLC	16,002,967
213,062	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	18,340,377
130,347,218
Medical - HMO — 0.8%
295,984	Aetna, Inc.	18,806,823
Medical Information Systems — 0.6%
157,907	athenahealth, Inc.*	13,377,881
Metal - Iron — 0.4%
3,519,236	Fortescue Metals Group, Ltd.	9,781,644
Metal Processors and Fabricators — 0.8%
78,885	Precision Castparts Corp.	17,828,799
Multi-Line Insurance — 0.6%
1,766,100	BB Seguridade Participacoes S.A.	13,932,479
Multimedia — 1.6%
675,859	News Corp. - Class A	22,033,003
236,818	Walt Disney Co.	14,955,057
36,988,060
Networking Products — 0.9%
875,350	Cisco Systems, Inc.	21,279,758
Oil - Field Services — 1.2%
384,559	Schlumberger, Ltd. (U.S. Shares)	27,557,498
Oil and Gas Drilling — 0.8%
308,395	Helmerich & Payne, Inc.	19,259,268
Oil Companies - Exploration and Production — 4.7%
548,147	Cobalt International Energy, Inc.*	14,564,266
234,125	EOG Resources, Inc.	30,829,580
496,457	Genel Energy PLC*	6,926,798
518,076	Noble Energy, Inc.	31,105,283
2,449,876	Ophir Energy PLC*	13,300,168
923,250	Tullow Oil PLC	14,053,943
110,780,038
Oil Companies - Integrated — 1.2%
430,595	Royal Dutch Shell PLC (ADR)	27,471,961
Oil Field Machinery and Equipment — 1.2%
409,974	National Oilwell Varco, Inc.	28,247,209
Oil Refining and Marketing — 1.5%
543,021	PBF Energy, Inc.	14,064,244
574,878	Valero Energy Corp.	19,988,508
34,052,752
Pharmacy Services — 1.7%
364,553	Express Scripts Holding Co.*	22,489,275
354,502	Omnicare, Inc.	16,913,290
39,402,565
Pipelines — 1.4%
542,041	Enterprise Products Partners L.P.	33,687,848
Real Estate Management/Services — 1.6%
224,998	Jones Lang LaSalle, Inc.	20,506,318
605,000	Mitsubishi Estate Co., Ltd.	16,113,402
36,619,720
Real Estate Operating/Development — 1.8%
472,350	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	17,014,047
5,067,430	Hang Lung Properties, Ltd.	17,673,738
16,121,500	Shun Tak Holdings, Ltd.	7,815,679
42,503,464
REIT - Diversified — 0.7%
130,266	American Tower Corp.	9,531,563
682,115	Lexington Realty Trust	7,967,103
17,498,666
REIT - Health Care — 0.4%
152,207	Ventas, Inc.	10,572,298
REIT - Regional Malls — 0.6%
90,365	Simon Property Group, Inc.	14,270,441
Retail - Apparel and Shoe — 0.5%
599,490	American Eagle Outfitters, Inc.	10,946,687
Retail - Jewelry — 0.9%
5,025,600	Chow Tai Fook Jewellery Group, Ltd.	5,248,634
91,285	Cie Financiere Richemont S.A.	8,076,736
112,863	Tiffany & Co.	8,220,941
21,546,311
Semiconductor Components/Integrated Circuits — 1.3%
1,560,865	Atmel Corp.*	11,472,358
4,860,000	Taiwan Semiconductor Manufacturing Co., Ltd.	18,002,402
29,474,760
Software Tools — 0.3%
93,753	VMware, Inc. - Class A*	6,280,513
Steel - Producers — 0.7%
808,352	ThyssenKrupp A.G.	15,881,086
Super-Regional Banks — 0.8%
491,695	U.S. Bancorp	17,774,774
Telecommunication Services — 1.1%
504,877	Amdocs, Ltd. (U.S. Shares)	18,725,888
13,143,500	Tower Bersama Infrastructure Tbk PT	6,889,738
25,615,626
Television — 0.6%
299,867	CBS Corp. - Class B	14,654,500
Therapeutics — 0.3%
139,976	BioMarin Pharmaceutical, Inc.*	7,809,261
Tobacco — 2.5%
844,403	Imperial Tobacco Group PLC	29,277,192
856,700	Japan Tobacco, Inc.	30,281,701
59,558,893
Toys — 0.9%
224,926	Mattel, Inc.	10,191,397
86,700	Nintendo Co., Ltd.	10,229,831
20,421,228
Transactional Software — 0.4%
162,027	Solera Holdings, Inc.	9,016,803
Transportation - Marine — 1.1%
3,689	A.P. Moeller - Maersk A/S - Class B	26,424,966
Transportation - Railroad — 2.7%
422,157	Canadian Pacific Railway, Ltd.	51,205,709
111,246	Kansas City Southern	11,787,626
62,993,335
Transportation - Services — 2.5%
490,747	Koninklijke Vopak N.V.	28,949,564
259,862	Kuehne + Nagel International A.G.	28,537,212
57,486,776
Web Portals/Internet Service Providers — 1.0%
27,026	Google, Inc. - Class A*	23,792,880
Wireless Equipment — 1.1%
238,754	Motorola Solutions, Inc.	13,783,268
1,163,367	Telefonaktiebolaget L.M. Ericsson - Class B	13,184,768
26,968,036
Total Common Stock (cost $2,142,932,865)	2,342,772,405
Money Market — 0%
605,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $605,000)	605,000
Total Investments (total cost $2,143,537,865) – 100%	$2,343,377,405
(1) Effective March 15, 2013, Janus Global Research Fund merged with and into Janus Worldwide Fund. Following the merger, Janus Worldwide Fund was renamed Janus Global Research Fund.
Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$9,781,644	0.4%
Brazil	19,317,826	0.8%
Canada	86,560,133	3.7%
China	27,749,745	1.2%
Denmark	26,424,966	1.1%
France	65,551,702	2.8%
Germany	36,224,395	1.5%
Hong Kong	89,542,043	3.8%
India	11,231,243	0.5%
Indonesia	6,889,738	0.3%
Israel	11,174,081	0.5%
Italy	10,448,479	0.4%
Japan	135,588,259	5.8%
Netherlands	59,699,652	2.5%
Qatar	16,125,265	0.7%
Russia	19,945,393	0.9%
South Korea	7,597,889	0.3%
Spain	22,966,895	1.0%
Sweden	13,184,768	0.6%
Switzerland	79,521,988	3.4%
Taiwan	18,002,402	0.8%
Turkey	20,999,533	0.9%
United Kingdom	213,083,359	9.1%
United States††	1,335,766,007	57.0%
Total	$2,343,377,405	100.0%
††	Includes Cash Equivalents of 0.0%.

Notes to Schedule of Investments (unaudited)

A/S	Aktieselskab: Danish term for a stock-based corporation.
A.G	Aktiengesellschaft: German term for Public Limited Company.
ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
SpA	Societa per Azioni: Italian term for Public Limited Company.
Tbk PT	Terbuka Perseroan Terbatas: Indonesian term for Limited Liability Company.
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

ß	Security is illiquid.
£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	(Loss)	Income	at 6/30/13
Janus Global Research Fund

Janus Cash Liquidity Fund LLC	165,928,579	$165,928,579	(189,791,092)	$(189,791,092)	$-	$4,848	$605,000

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
Agricultural Operations	$-	$-	$934,620
Commercial Banks	75,169,317	19,945,393	-
Internet Content - Entertainment	-	10,196,050	-
Oil Companies - Integrated	-	27,471,961	-
All Other	2,209,055,064	-	-

Money Market	-	605,000	-

Total Investments in Securities	$2,284,224,381	$58,218,404	$934,620

Janus Global Select Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 98.4%
Airlines — 2.2%
2,401,381	Delta Air Lines, Inc.	$44,929,838
Apparel Manufacturers — 1.4%
1,449,175	Burberry Group PLC	29,772,889
Automotive - Cars and Light Trucks — 0.5%
4,532,240	SAIC Motor Corp., Ltd.	9,754,772
Beverages - Wine and Spirits — 1.7%
326,785	Pernod-Ricard S.A.	36,232,415
Brewery — 1.8%
781,109	SABMiller PLC	37,446,526
Building - Residential and Commercial — 1.2%
17,537,516	Taylor Wimpey PLC	25,535,929
Cable/Satellite Television — 1.4%
687,256	Comcast Corp. - Class A	28,782,281
Casino Services — 0.1%
9,947,500	Melco Crown Philippines Resorts Corp.*	1,911,873
Cellular Telecommunications — 1.5%
543,981	T-Mobile U.S., Inc.	13,496,169
5,904,400	Vodafone Group PLC	16,866,764
		30,362,933
Chemicals - Diversified — 1.3%
185,363	PPG Industries, Inc.	27,138,997
Coal — 0.4%
24,859,500	Harum Energy Tbk PT	7,580,644
Commercial Banks — 1.9%
4,990,500	Seven Bank, Ltd.	18,117,991
2,474,258	Turkiye Halk Bankasi A/S	20,979,162
		39,097,153
Commercial Services — 1.4%
4,953,813	Anhanguera Educacional Participacoes S.A.	28,643,742
Computers — 1.3%
66,078	Apple, Inc.	26,172,174
Computers - Integrated Systems — 1.3%
527,466	Teradata Corp.*	26,494,617
Consumer Products - Miscellaneous — 1.2%
10,215,000	Samsonite International S.A.	24,603,033
Diversified Banking Institutions — 10.9%
941,779	Citigroup, Inc.	45,177,139
1,852,616	Credit Suisse Group A.G.	49,145,431
1,080,677	JPMorgan Chase & Co.	57,048,939
1,208,261	Morgan Stanley	29,517,816
1,012,781	Societe Generale S.A.	34,798,941
2,082,716	UniCredit SpA	9,752,990
		225,441,256
E-Commerce/Products — 1.9%
3,296,000	Rakuten, Inc.	38,989,593
Electric – Transmission — 1.3%
740,520	Brookfield Infrastructure Partners L.P.	27,043,790
Electronic Components – Semiconductors — 2.2%
3,857,274	ON Semiconductor Corp.*	31,166,774
1,406,400	Sumco Corp.	15,473,804
		46,640,578
Electronic Security Devices — 2.7%
1,694,672	Tyco International, Ltd. (U.S. Shares)	55,839,442
Enterprise Software/Services — 1.3%
796,845	Informatica Corp.*	27,873,638
Financial Guarantee Insurance — 1.5%
5,282,252	MGIC Investment Corp.*	32,063,270
Food - Miscellaneous/Diversified — 1.4%
723,200	Unilever N.V.	28,477,518
Independent Power Producer — 2.1%
1,607,131	NRG Energy, Inc.	42,910,398
Industrial Automation and Robotics — 1.6%
224,300	FANUC Corp.	32,527,572
Internet Gambling — 2.1%
25,477,238	Bwin.Party Digital Entertainment PLC£	43,702,496
Investment Management and Advisory Services — 0.8%
1,348,107	Grupo BTG Pactual	16,526,547
Life and Health Insurance — 4.5%
15,905,800	AIA Group, Ltd.	67,369,650
1,954,330	CNO Financial Group, Inc.	25,328,117
		92,697,767
Machinery - Construction and Mining — 0.8%
359,682	Joy Global, Inc.	17,455,367
Medical - Biomedical and Genetic — 1.5%
602,515	Gilead Sciences, Inc.*	30,854,793
Medical - Drugs — 6.9%
565,793	Jazz Pharmaceuticals PLC*	38,886,953
559,688	Medivation, Inc.*	27,536,650
117,771	Roche Holding A.G.	29,308,678
213,563	Sanofi	22,130,679
767,920	Shire PLC	24,348,199
		142,211,159
Medical - HMO — 1.7%
570,450	Aetna, Inc.	36,246,393
Metal - Iron — 1.3%
9,698,268	Fortescue Metals Group, Ltd.	26,956,136
Multimedia — 1.0%
625,921	News Corp. - Class A	20,405,025
Networking Products — 2.2%
1,842,644	Cisco Systems, Inc.	44,794,676
Oil Companies - Exploration and Production — 3.5%
980,643	Cobalt International Energy, Inc.*	26,055,684
262,732	EOG Resources, Inc.	34,596,550
2,304,474	Ophir Energy PLC*	12,510,793
		73,163,027
Oil Companies - Integrated — 2.3%
177,219	Chevron Corp.	20,972,096
2,018,130	Petroleo Brasileiro S.A. (ADR)	27,083,305
		48,055,401
Oil Refining and Marketing — 2.5%
1,502,384	Valero Energy Corp.**	52,237,892
Pharmacy Services — 2.0%
684,185	Express Scripts Holding Co.*	42,207,373
Property and Casualty Insurance — 1.6%
1,031,200	Tokio Marine Holdings, Inc.	32,705,970
Real Estate Operating/Development — 0.7%
4,500,000	Hang Lung Properties, Ltd.	15,694,706
Retail - Apparel and Shoe — 1.3%
1,455,095	American Eagle Outfitters, Inc.	26,570,035
Semiconductor Components/Integrated Circuits — 1.5%
4,172,978	Atmel Corp.*	30,671,388
Steel - Producers — 0.5%
589,378	ThyssenKrupp A.G.	11,579,068
Telecommunication Services — 1.6%
61,770,000	Tower Bersama Infrastructure Tbk PT	32,379,435
Tobacco — 2.8%
565,373	Imperial Tobacco Group PLC	19,602,646
1,121,000	Japan Tobacco, Inc.**	39,623,891
		59,226,537
Toys — 0.7%
131,100	Nintendo Co., Ltd.	15,468,637
Transportation - Marine — 0.9%
2,548	A.P. Moeller - Maersk A/S - Class B	18,251,779
Transportation - Railroad — 3.1%
334,298	Canadian Pacific Railway, Ltd.	40,548,815
217,474	Kansas City Southern	23,043,545
		63,592,360
Wireless Equipment — 3.1%
5,622,479	Telefonaktiebolaget L.M. Ericsson - Class B**	63,721,149
Total Common Stock (cost $1,766,182,308)		2,039,641,987
Preferred Stock — 1.5%
Automotive - Cars and Light Trucks — 1.5%
150,411	Volkswagen A.G. (cost $27,592,065)	30,450,622
Money Market — 0.1%
1,350,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $1,350,000)	1,350,000
Total Investments (total cost $1,795,124,373) – 100%		$2,071,442,609

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$26,956,136	1.3%
Brazil	72,253,594	3.5%
Canada	40,548,815	1.9%
China	9,754,772	0.5%
Denmark	18,251,779	0.9%
France	93,162,035	4.5%
Germany	42,029,690	2.0%
Hong Kong	107,667,389	5.2%
Indonesia	39,960,079	1.9%
Italy	9,752,990	0.5%
Japan	192,907,458	9.3%
Netherlands	28,477,518	1.4%
Philippines	1,911,873	0.1%
Sweden	63,721,149	3.1%
Switzerland	78,454,109	3.8%
Turkey	20,979,162	1.0%
United Kingdom	209,786,242	10.1%
United States††	1,014,867,819	49.0%
Total	$2,071,442,609	100.0%
††	Includes Cash Equivalents of 0.1%.

Schedule of Written Option – Call	Value
Japan Tobacco, Inc. expires July 2013 200,000 contracts exercise price 4,000.00 JPY (premiums received $169,856)	$(3,590)

Notes to Schedule of Investments (unaudited)

A/S	Aktieselskab: Danish term for a stock-based corporation.
A.G.	Aktiengesellschaft: German term for Public Limited Company.
ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
SpA	Societa per Azioni: Italian term for Public Limited Company.
Tbk PT	Terbuka Perseroan Terbatas: Indonesian term for Limited Liability Company.
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Global Select Fund	$109,729,120

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	(Loss)	Income	at 6/30/13
Janus Global Select Fund Bwin.Party Digital Entertainment PLC(1)	-	$-	(15,551,248)	$(63,051,236)	$(31,427,599)	$663,882	N/A

Janus Cash Liquidity Fund LLC	217,953,325	$217,953,325	(216,603,325)	(216,603,325)	-	3,965	$1,350,000
		$217,953,325		$(279,654,561)	$(31,427,599)	$667,847	$1,350,000

(1)Company was no longer an affiliate as of June 30, 2013.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
Oil Companies - Integrated	$20,972,096	$27,083,305	$-
All Other	1,991,586,586	-	-

Preferred stock	-	30,450,622	-
Money Market	-	1,350,000	-

Total Investments in Securities	$2,012,558,682	$58,883,927	$-
Other Financial Instruments(a) - Liabilities:
Schedule of Written Option - Call	$-	$3,590	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Contract Amount		Value
Common Stock — 98.6%
Advertising Services — 0.1%
84,819	Marin Software, Inc.	$868,547
Applications Software — 4.7%
67,439	Citrix Systems, Inc.*	4,068,595
202,724	Intuit, Inc.	12,372,246
207,126	Linx S.A.	3,342,239
126,860	Model N, Inc.*	2,963,450
265,695	RealPage, Inc.*	4,872,846
144,169	Red Hat, Inc.*	6,894,161
140,504	Salesforce.com, Inc.*	5,364,443
		39,877,980
Cable/Satellite Television — 0.9%
71,695	Time Warner Cable, Inc.	8,064,254
Cellular Telecommunications — 0.4%
124,520	T-Mobile U.S., Inc.	3,089,341
Commercial Services — 0.5%
286,324	Live Nation Entertainment, Inc.*	4,438,022
Commercial Services - Finance — 2.5%
36,624	MasterCard, Inc. - Class A	21,040,488
Computer Aided Design — 1.8%
206,270	ANSYS, Inc.*	15,078,337
Computer Services — 0.8%
102,701	Cognizant Technology Solutions Corp. - Class A*	6,430,110
Computer Software — 2.4%
260,581	Blackbaud, Inc.	8,487,123
120,681	Cornerstone OnDemand, Inc.*	5,224,280
209,963	SS&C Technologies Holdings, Inc.*	6,907,783
		20,619,186
Computers — 7.7%
165,393	Apple, Inc.**	65,508,859
Computers - Integrated Systems — 1.4%
114,543	Jack Henry & Associates, Inc.	5,398,412
125,692	Teradata Corp.*	6,313,509
		11,711,921
Computers - Memory Devices — 0.6%
221,090	EMC Corp.	5,222,146
Computers – Peripheral Equipment — 0.2%
22,406	Stratasys, Ltd.*	1,876,278
Consulting Services — 1.8%
18,598	Corporate Executive Board Co.	1,175,766
118,232	Gartner, Inc.*	6,738,042
120,229	Verisk Analytics, Inc. - Class A*	7,177,671
		15,091,479
E-Commerce/Products — 6.2%
60,013	Amazon.com, Inc.*	16,665,010
430,288	eBay, Inc.*,**	22,254,495
44,008	MercadoLibre, Inc.	4,742,302
810,400	Rakuten, Inc.**	9,586,519
		53,248,326
E-Commerce/Services — 4.0%
115,685	ChannelAdvisor Corp.*	1,819,725
246,128	Ctrip.com International, Ltd. (ADR)*	8,031,157
9,108	Netflix, Inc.*	1,922,608
13,796	priceline.com, Inc.*	11,411,085
83,699	QIWI PLC (ADR)	1,941,817
157,266	Zillow, Inc. - Class A*	8,854,076
		33,980,468
Electronic Components - Miscellaneous — 3.3%
611,347	TE Connectivity, Ltd. (U.S. Shares)	27,840,742
Electronic Components – Semiconductors — 5.0%
78,902	Altera Corp.	2,602,977
654,182	ARM Holdings PLC**	7,908,799
295,842	Freescale Semiconductor, Ltd.*	4,008,659
317,000	MediaTek, Inc.	3,686,661
1,503,987	ON Semiconductor Corp.*	12,152,215
2,773	Samsung Electronics Co., Ltd.	3,258,925
240,494	Xilinx, Inc.	9,525,967
		43,144,203
Electronic Connectors — 3.1%
340,710	Amphenol Corp. - Class A	26,554,937
Electronic Design Automation — 1.5%
603,970	Cadence Design Systems, Inc.*	8,745,486
120,376	Synopsys, Inc.*	4,303,442
		13,048,928
Electronic Measuring Instruments — 1.9%
5,900	Keyence Corp.**	1,883,169
524,125	National Instruments Corp.	14,644,052
		16,527,221
Electronic Parts Distributors — 0.7%
3,423,000	WPG Holdings, Ltd.	4,055,146
1,861,646	WT Microelectronics Co., Ltd.	2,146,428
		6,201,574
Electronics - Military — 0.5%
152,830	Ultra Electronics Holdings PLC**	3,981,170
Enterprise Software/Services — 7.8%
188,929	Apptio, Inc. ß	4,287,668
122,673	Aveva Group PLC**	4,204,823
238,435	Informatica Corp.*	8,340,456
54,591	Microstrategy, Inc. - Class A*	4,747,233
1,026,334	Oracle Corp.**	31,528,981
239,011	PROS Holdings, Inc.*	7,158,379
99,575	Workday, Inc. - Class A	6,381,762
		66,649,302
Entertainment Software — 0.6%
429,500	Nexon Co., Ltd.**	4,738,534
Finance - Credit Card — 1.9%
179,542	American Express Co.	13,422,560
66,865	Discover Financial Services	3,185,449
		16,608,009
Industrial Automation and Robotics — 2.1%
125,500	FANUC Corp.**	18,199,778
Instruments - Controls — 1.0%
249,598	Sensata Technologies Holding N.V.*	8,710,970
Internet Applications Software — 1.1%
233,600	Tencent Holdings, Ltd.	9,162,320
Internet Content - Entertainment — 0.8%
363,454	Youku Tudou, Inc. (ADR)*	6,974,682
Internet Content - Information/News — 1.1%
26,883	LinkedIn Corp. - Class A*	4,793,239
134,242	Yelp, Inc.*	4,667,594
		9,460,833
Internet Gambling — 0.6%
3,187,702	Bwin.Party Digital Entertainment PLC**	5,468,039
Internet Infrastructure Software — 0.8%
306,412	TIBCO Software, Inc.*	6,557,217
Medical Information Systems — 1.0%
102,552	athenahealth, Inc.*	8,688,205
Medical Instruments — 0.2%
3,629	Intuitive Surgical, Inc.*,**	1,838,379
Multimedia — 2.4%
407,310	News Corp. - Class A	13,278,306
116,706	Walt Disney Co.	7,369,984
		20,648,290
Networking Products — 2.1%
754,758	Cisco Systems, Inc.**	18,348,167
Printing - Commercial — 0.6%
102,312	VistaPrint N.V. (U.S. Shares)*	5,051,143
REIT - Diversified — 0.9%
101,734	American Tower Corp.	7,443,877
Semiconductor Components/Integrated Circuits — 4.3%
2,066,078	Atmel Corp.*	15,185,673
430,800	Renesas Electronics Corp.*,**	1,716,075
5,244,000	Taiwan Semiconductor Manufacturing Co., Ltd.	19,424,815
		36,326,563
Software Tools — 1.0%
122,330	VMware, Inc. - Class A*	8,194,887
Telecommunication Equipment — 0.8%
187,326	NICE Systems, Ltd. (ADR)	6,910,456
Telecommunication Services — 3.0%
565,208	Amdocs, Ltd. (U.S. Shares)	20,963,565
9,600,500	Tower Bersama Infrastructure Tbk PT	5,032,520
		25,996,085
Television — 0.8%
145,360	CBS Corp. - Class B	7,103,743
Toys — 1.0%
72,360	Nintendo Co., Ltd.**	8,537,838
Transactional Software — 0.9%
137,282	Solera Holdings, Inc.	7,639,743
Web Portals/Internet Service Providers — 8.0%
73,071	Google, Inc. - Class A*, **	64,329,516
160,284	Yandex N.V. - Class A*	4,428,647
		68,758,163
Wireless Equipment — 1.8%
1,369,949	Telefonaktiebolaget L.M. Ericsson - Class B	15,526,021
Total Common Stock (cost $670,073,497)		842,985,761
Purchased Option - Call — 0%
45	Netflix, Inc. expires September 2013 exercise price $200.00 (premiums paid $103,140)	127,736
Money Market — 2.1%
17,895,289	Janus Cash Liquidity Fund LLC, 0%£ (cost $17,895,289)	17,895,289
Total Investments (total cost $688,071,926) – 100.7%		861,008,786
Common Stock Sold Short — (0.7)%
Applications Software — (0.1)%
22,602	ServiceNow, Inc.	(912,895)
Computer Graphics — (0.1)%
16,567	Tableau Software, Inc. - Class A	(918,143)
Electronic Components – Semiconductors — (0.4)%
363,345	Imagination Technologies Group PLC*	(1,588,001)
128,639	NVIDIA Corp.	(1,804,805)
		(3,392,806)
Internet Applications Software — (0.1)%
19,725	Splunk, Inc.	(914,451)
Total Securities Sold Short (proceeds $6,058,848)		(6,138,295)
Total Investments and Securities Sold Short (total cost $682,013,078) – 100%		$854,870,491

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Brazil	$3,342,239	0.4%
China	24,168,159	2.8%
Indonesia	5,032,520	0.6%
Israel	6,910,456	0.8%
Japan	44,661,913	5.2%
Russia	6,370,464	0.7%
South Korea	3,258,925	0.4%
Sweden	15,526,021	1.8%
Taiwan	29,313,050	3.4%
United Kingdom	21,562,831	2.5%
United States††	700,862,208	81.4%
Total	$861,008,786	100.0%
††	Includes Cash Equivalents of 2.1%.

Summary of Investments by Country – (Short Positions) June 30, 2013 (unaudited)
Country	Value	% of Securities Sold Short
United Kingdom	$(1,588,001)	25.9%
United States	(4,550,294)	74.1%
Total	$(6,138,295)	100.0%

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC:
British Pound 8/8/13	945,000	$1,436,658	$5,063
Japanese Yen 8/8/13	813,000,000	8,200,290	73,340
		9,636,948	78,403
HSBC Securities (USA), Inc.: Japanese Yen 8/15/13	959,000,000	9,673,266	98,588
JPMorgan Chase & Co.:
British Pound 8/2/13	1,030,000	1,565,948	20,860
Japanese Yen 8/2/13	653,000,000	6,586,251	98,535
		8,152,199	119,395
RBC Capital Markets Corp.: Japanese Yen 8/22/13	798,000,000	8,049,580	10,456
Total		$35,511,993	$306,842

Schedule of Written Options – Puts	Value
Apple, Inc. (LEAPS) expires January 2014 647 contracts exercise price $400.00	$(2,455,687)

Intuitive Surgical, Inc. expires July 2013 22 contracts exercise price $400.00	(519)

Netflix, Inc. expires September 2013 45 contracts exercise price $160.00	(22,386)
Total Written Options - Puts (premiums received $1,546,609)	$(2,478,592)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LEAPS	Long-Term Equity Anticipation Securities
LLC	Limited Liability Company
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
Tbk PT	Terbuka Perseroan Terbatas: Indonesian term for Limited Liability Company.

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below

Fund	Aggregate Value
Janus Global Technology Fund	$115,110,226

ß	Security is illiquid.
£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Global Technology Fund

Janus Cash Liquidity Fund LLC	189,275,000	$189,275,000	(204,705,000)	$(204,705,000)	$-	$38,199	$17,895,289

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
E-Commerce/Services	$25,949,311	$8,031,157	$-
Enterprise Software/Services	62,361,634	-	4,287,668
Internet Content - Entertainment	-	6,974,682	-
Telecommunication Equipment	-	6,910,456	-
All Other	728,470,853	-	-

Purchased Option	-	127,736	-
Money Market	-	17,895,289	-

Total Investments in Securities	$816,781,798	$39,939,320	$4,287,668
Investments in Securities Sold Short:
Common Stock	$(6,138,295)	$-	$-

Other Financial Instruments(a) - Assets:
Forward currency contracts	$-	$306,842	$-

Other Financial Instruments(a) - Liabilities:
Schedule of Written Options - Puts	$-	$2,478,592	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 93.8%
Aerospace and Defense — 2.7%
1,012,645	Boeing Co.	$103,735,354
Agricultural Chemicals — 0.6%
291,520	Syngenta A.G. (ADR)	22,697,747
Applications Software — 2.6%
350,000	Intuit, Inc.	21,360,500
2,250,000	Microsoft Corp.	77,692,500
		99,053,000
Athletic Footwear — 2.5%
1,494,406	NIKE, Inc. - Class B	95,163,774
Beverages - Wine and Spirits — 1.1%
1,500,000	Diageo PLC**	42,883,864
Cable/Satellite Television — 2.3%
766,930	Time Warner Cable, Inc.	86,264,286
Casino Hotels — 0.7%
500,000	Las Vegas Sands Corp.	26,465,000
Chemicals - Diversified — 5.5%
1,726,275	E.I. du Pont de Nemours & Co.	90,629,437
1,818,395	LyondellBasell Industries N.V. - Class A	120,486,853
		211,116,290
Commercial Banks — 0.8%
1,394,239	Standard Chartered PLC**	30,255,616
Commercial Services - Finance — 0.9%
500,000	Automatic Data Processing, Inc.	34,430,000
Computers — 2.4%
231,746	Apple, Inc.	91,789,956
Consumer Products - Miscellaneous — 0.8%
300,000	Kimberly-Clark Corp.	29,142,000
Cosmetics and Toiletries — 1.5%
1,023,900	Colgate-Palmolive Co.	58,659,231
Diversified Banking Institutions — 2.6%
1,850,000	JPMorgan Chase & Co.	97,661,500
Diversified Operations — 0.7%
350,000	Dover Corp.	27,181,000
Electric - Integrated — 1.6%
500,000	Ameren Corp.	17,220,000
900,000	Edison International	43,344,000
		60,564,000
Electric – Transmission — 1.1%
1,161,310	Brookfield Infrastructure Partners L.P.	42,411,041
Electronic Components - Miscellaneous — 3.2%
1,000,000	Garmin, Ltd.	36,160,000
1,874,726	TE Connectivity, Ltd. (U.S. Shares)	85,375,022
		121,535,022
Electronic Components – Semiconductors — 2.1%
1,030,930	Microchip Technology, Inc.	38,402,143
1,048,640	Xilinx, Inc.	41,536,630
		79,938,773
Enterprise Software/Services — 0.6%
750,000	CA, Inc.	21,472,500
Finance - Credit Card — 0.8%
400,000	American Express Co.	29,904,000
Finance - Investment Bankers/Brokers — 0.4%
300,000	Greenhill & Co., Inc.	13,722,000
Food - Confectionary — 1.2%
513,060	Hershey Co.	45,805,997
Food - Miscellaneous/Diversified — 1.2%
1,131,757	Unilever PLC **	45,814,826
Food - Retail — 0.6%
700,000	Kroger Co.	24,178,000
Gas - Distribution — 0.5%
350,000	National Grid PLC (ADR)**	19,834,500
Instruments - Controls — 1.7%
800,000	Honeywell International, Inc.	63,472,000
Internet Gambling — 0.3%
7,014,752	Bwin.Party Digital Entertainment PLC **	12,032,787
Investment Management and Advisory Services — 1.8%
3,172,685	Blackstone Group L.P.	66,816,746
Life and Health Insurance — 1.1%
2,509,555	Prudential PLC**	41,025,132
Medical - Drugs — 7.5%
1,326,065	Abbott Laboratories	46,253,147
2,626,065	AbbVie, Inc.	108,561,527
765,442	Bristol-Myers Squibb Co.	34,207,603
900,000	Johnson & Johnson	77,274,000
656,304	Zoetis, Inc.	20,273,231
		286,569,508
Medical - HMO — 2.8%
1,700,000	Aetna, Inc.	108,018,000
Medical - Wholesale Drug Distributors — 0.9%
650,000	AmerisourceBergen Corp.	36,289,500
Metal - Diversified — 0.5%
500,000	Rio Tinto PLC (ADR) **	20,540,000
Multimedia — 1.5%
850,620	Viacom, Inc. - Class B	57,884,691
Oil and Gas Drilling — 1.0%
500,000	Noble Corp.	18,790,000
500,000	Seadrill, Ltd.	20,370,000
		39,160,000
Oil Companies - Integrated — 3.2%
1,018,310	Chevron Corp.	120,506,805
Oil Refining and Marketing — 0.5%
500,000	Valero Energy Corp.	17,385,000
Pipelines — 2.8%
1,695,525	Enterprise Products Partners L.P.	105,376,879
Property and Casualty Insurance — 0.5%
250,000	Travelers Cos., Inc.	19,980,000
Real Estate Management/Services — 0.6%
24,027,576	Colony American Homes Holdings III L.P. - Private Placement§	24,027,576
REIT - Health Care — 1.3%
689,535	Ventas, Inc.	47,895,101
REIT - Mortgage — 0.7%
2,000,000	Annaly Capital Management, Inc.	25,140,000
Resorts and Theme Parks — 1.4%
1,500,000	Six Flags Entertainment Corp.	52,740,000
Retail - Building Products — 0.9%
457,755	Home Depot, Inc.	35,462,280
Retail - Major Department Stores — 1.4%
869,664	Nordstrom, Inc.**	52,127,660
Savings/Loan/Thrifts — 0.4%
1,000,000	People's United Financial, Inc.	14,900,000
Super-Regional Banks — 2.8%
2,948,010	U.S. Bancorp	106,570,561
Telephone - Integrated — 1.8%
1,110,065	CenturyLink, Inc.	39,240,798
550,000	Verizon Communications, Inc.	27,687,000
		66,927,798
Television — 3.0%
2,308,803	CBS Corp. - Class B	112,831,203
Tobacco — 4.4%
1,601,635	Altria Group, Inc.	56,041,209
1,271,928	Philip Morris International, Inc.	110,174,403
		166,215,612
Toys — 3.0%
2,549,421	Mattel, Inc.	115,514,265
Transportation - Railroad — 2.9%
250,000	Canadian Pacific Railway, Ltd. (U.S. Shares)	30,345,000
517,065	Union Pacific Corp.	79,772,788
		110,117,788
Transportation - Services — 1.0%
446,580	United Parcel Service, Inc. - Class B	38,620,238
Wireless Equipment — 1.1%
700,000	Motorola Solutions, Inc.	40,411,000
Total Common Stock (cost $2,649,866,130)		3,566,237,407
Corporate Bonds — 4.3%
Casino Hotels — 0.8%
$12,498,000	MGM Resorts International 4.2500%, 4/15/15	13,989,949
15,000,000	MGM Resorts International 7.6250%, 1/15/17	16,387,500
		30,377,449
Cruise Lines — 0.7%
25,000,000	Royal Caribbean Cruises, Ltd. 5.2500%, 11/15/22	24,500,000
Diversified Banking Institutions — 0.4%
15,000,000	Bank of America Corp. 8.0000%, 7/30/99‡	16,706,250
E-Commerce/Services — 0.3%
10,000,000	priceline.com, Inc. 1.0000%, 3/15/18	11,625,000
Food - Miscellaneous/Diversified — 0.4%
15,000,000	Kraft Foods Group, Inc. 3.5000%, 6/6/22	14,854,170
Hotels and Motels — 0.3%
9,990,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	11,811,826
Medical - Hospitals — 0.3%
9,990,000	HCA, Inc. 7.2500%, 9/15/20	10,726,763
Multi-Line Insurance — 0.5%
15,000,000	American International Group, Inc. 8.1750%, 5/15/58‡	18,300,000
Real Estate Management/Services — 0.3%
9,985,000	ProLogis L.P. 3.2500%, 3/15/15	11,526,434
REIT - Mortgage — 0.3%
10,000,000	Annaly Capital Management, Inc. 4.0000%, 2/15/15	11,200,000
Total Corporate Bonds (cost $149,456,633)		161,627,892
Preferred Stock — 1.1%
Aerospace and Defense – Equipment — 0.4%
264,550	United Technologies Corp. , 7.5000%	15,703,688
Diversified Banking Institutions — 0.3%
500,000	Goldman Sachs Group, Inc., 5.9500%	12,300,000
Finance - Credit Card — 0.4%
500,000	Discover Financial Services, 6.5000%	12,550,000
Total Preferred Stock (cost $39,030,429)		40,553,688
Money Market — 0.8%
32,051,000	Janus Cash Liquidity Fund LLC, 0% £ (cost $32,051,000)	32,051,000
Total Investments (total cost $2,870,404,192) – 100%		$3,800,469,987

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$30,345,000	0.8%
Norway	20,370,000	0.5%
Switzerland	22,697,747	0.6%
United Kingdom	212,386,725	5.6%
United States††	3,514,670,515	92.5%
Total	$3,800,469,987	100.0%
††	Includes Cash Equivalents of 0.8%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: British Pound 8/8/13	15,700,000	$23,868,284	$84,107
HSBC Securities (USA), Inc.: British Pound 8/15/13	17,090,000	25,980,173	128,306
JPMorgan Chase & Co.: British Pound 8/2/13	20,927,000	31,816,104	256,577
RBC Capital Markets Corp.: British Pound 8/22/13	16,300,000	24,777,986	31,429
Total		$106,442,547	$500,419

Notes to Schedule of Investments (unaudited)

A.G.	Aktiengesellschaft: German term for Public Limited Company.
ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Growth and Income Fund	$217,781,324

‡	Rate is subject to change. Rate shown reflects current rate.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Growth and Income Fund
Janus Cash Liquidity Fund LLC	731,795,725	$731,795,725	(753,418,296)	$(753,418,296)	$-	$61,939	$32,051,000

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Growth and Income Fund
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$24,057,693	$24,027,576	0.6%

The Fund has registration rights for certain restricted securities held as of June 30, 2013. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agriculture Chemicals	$-	$22,697,747	$-
Gas – Distribution	-	19,834,500	-
Metal – Diversified	-	20,540,000	-
Real Estate Management/Services	-	-	24,027,576
All Other	3,479,137,584	-	-

Corporate Bonds	-	161,627,892	-

Preferred Stock	-	40,553,688	-

Money Market	-	32,051,000	-

Total Investments in Securities	$3,479,137,584	$297,304,827	$24,027,576
Other Financial Instruments(a) - Assets:
Forward currency contracts	$-	$500,419	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus International Equity Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.4%
Advertising Agencies — 1.9%
271,185	WPP PLC	$4,627,041
Agricultural Chemicals — 1.6%
98,163	Potash Corp. of Saskatchewan, Inc.	3,745,767
Automotive - Cars and Light Trucks — 3.5%
384,000	Isuzu Motors, Ltd.**	2,629,447
86,031	Renault S.A.	5,788,847
		8,418,294
Automotive - Truck Parts and Equipment - Original — 1.4%
172,000	NGK Spark Plug Co., Ltd.**	3,444,857
Beverages - Wine and Spirits — 1.8%
39,219	Pernod-Ricard S.A.	4,348,422
Brewery — 1.8%
90,838	SABMiller PLC	4,354,793
Building - Residential and Commercial — 0.2%
9,500	Hajime Construction Co., Ltd.**	528,842
Chemicals - Diversified — 3.1%
72,089	LyondellBasell Industries N.V. - Class A	4,776,617
38,900	Shin-Etsu Chemical Co., Ltd.**	2,581,303
		7,357,920
Coatings and Paint Products — 0.6%
110,000	Kansai Paint Co., Ltd.**	1,404,397
Commercial Banks — 6.9%
305,392	Banco Bilbao Vizcaya Argentaria S.A.	2,561,693
195,100	Banco do Brasil S.A.	1,935,259
431,800	Bangkok Bank PCL (NVDR)	2,841,523
1,422,400	China Construction Bank Corp. ß	961,770
65,603	ICICI Bank, Ltd.	1,182,168
946,400	Seven Bank, Ltd.**	3,435,902
110,532	Standard Chartered PLC	2,398,594
139,058	Turkiye Halk Bankasi A/S	1,179,069
		16,495,978
Commercial Services — 0.4%
58,600	Park24 Co., Ltd.**	1,063,144
Consumer Products - Miscellaneous — 2.0%
1,956,000	Samsonite International S.A.	4,711,065
Diversified Banking Institutions — 3.4%
41,558	BNP Paribas S.A.	2,270,345
56,234	Deutsche Bank A.G.	2,353,391
68,232	Societe Generale S.A.	2,344,437
241,338	UniCredit SpA	1,130,143
		8,098,316
Diversified Financial Services — 0.5%
457,365	Power Finance Corp., Ltd.	1,109,160
E-Commerce/Products — 3.0%
605,000	Rakuten, Inc.**	7,156,767
E-Commerce/Services — 1.1%
83,826	Ctrip.com International, Ltd. (ADR)*	2,735,242
Electronic Components – Semiconductors — 3.6%
297,656	ARM Holdings PLC	3,598,542
2,245	Samsung Electronics Co., Ltd.	2,638,401
209,500	Sumco Corp.**	2,305,007
		8,541,950
Electronic Measuring Instruments — 1.6%
11,600	Keyence Corp.**	3,702,501
Finance - Other Services — 1.0%
22,600	Japan Exchange Group, Inc.**	2,283,703
Food - Miscellaneous/Diversified — 1.2%
71,498	Unilever N.V.	2,815,384
Industrial Automation and Robotics — 3.0%
49,600	FANUC Corp.**	7,192,900
Internet Content - Entertainment — 0.8%
93,896	Youku Tudou, Inc. (ADR)*	1,801,864
Investment Management and Advisory Services — 0.6%
120,300	Grupo BTG Pactual	1,474,767
Life and Health Insurance — 7.1%
1,975,200	AIA Group, Ltd.	8,366,038
356,984	ING Groep N.V.*	3,252,321
332,501	Prudential PLC	5,435,584
		17,053,943
Machinery - General Industrial — 1.6%
142,418	Hexagon A.B. - Class B	3,810,423
Machinery - Pumps — 1.3%
93,013	Weir Group PLC	3,042,488
Medical - Drugs — 4.7%
17,365	Novo Nordisk A/S - Class B	2,706,604
13,154	Roche Holding A.G.	3,273,525
163,088	Shire PLC	5,170,980
		11,151,109
Medical - Wholesale Drug Distributors — 2.0%
428,187	Meda A.B. - Class A	4,855,959
Medical Instruments — 1.0%
162,673	Elekta A.B. - Class B	2,475,960
Metal - Diversified — 1.8%
398,226	Glencore Xstrata PLC	1,648,097
66,432	Rio Tinto PLC	2,710,459
		4,358,556
Multi-Line Insurance — 0.5%
153,300	BB Seguridade Participacoes S.A.	1,209,359
Oil - Field Services — 1.2%
153,835	Petrofac, Ltd.	2,802,572
Oil Companies - Exploration and Production — 0.8%
125,109	Tullow Oil PLC	1,904,441
Real Estate Management/Services — 2.5%
28,070	Arnest One Corp.**	551,436
202,000	Mitsubishi Estate Co., Ltd.**	5,380,012
		5,931,448
Real Estate Operating/Development — 1.1%
734,997	Hang Lung Properties, Ltd.	2,563,458
Recreational Vehicles — 1.3%
233,900	Yamaha Motor Co., Ltd.**	3,031,076
REIT - Diversified — 1.0%
686,600	Fibra Uno Administracion S.A. de C.V.	2,294,302
Retail - Drug Store — 1.7%
105,700	Sugi Holdings Co., Ltd.**	4,018,647
Retail - Jewelry — 2.2%
47,987	Cie Financiere Richemont S.A.	4,245,805
641,018	PC Jeweller, Ltd.	996,264
		5,242,069
Semiconductor Components/Integrated Circuits — 3.2%
2,053,000	Taiwan Semiconductor Manufacturing Co., Ltd.	7,604,719
Soap and Cleaning Preparations — 1.8%
59,493	Reckitt Benckiser Group PLC	4,205,105
Steel - Producers — 1.2%
142,346	ThyssenKrupp A.G.	2,796,565
Steel Pipe and Tube — 1.1%
53,348	Vallourec S.A.	2,699,200
Tobacco — 3.0%
415,705	ITC, Ltd.	2,269,167
139,000	Japan Tobacco, Inc.**	4,913,221
		7,182,388
Transportation - Marine — 2.1%
714	A.P. Moeller - Maersk A/S - Class B	5,114,510
Transportation - Railroad — 2.6%
51,285	Canadian Pacific Railway, Ltd.	6,220,635
Transportation - Services — 3.3%
64,712	Koninklijke Vopak N.V.	3,817,414
37,394	Kuehne + Nagel International A.G.	4,106,489
		7,923,903
Wireless Equipment — 2.3%
483,326	Telefonaktiebolaget L.M. Ericsson - Class B	5,477,671
Total Common Stock (cost $208,438,203)		232,383,580
Money Market — 2.6%
6,086,834	Janus Cash Liquidity Fund LLC, 0%£ (cost $6,086,834)	6,086,834
Total Investments (total cost $214,525,037) – 100%		$238,470,414

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Brazil	$4,619,385	1.9%
Canada	9,966,402	4.2%
China	5,498,876	2.3%
Denmark	7,821,114	3.3%
France	17,451,251	7.3%
Germany	5,149,956	2.2%
Hong Kong	15,640,561	6.5%
India	5,556,759	2.3%
Italy	1,130,143	0.5%
Japan	55,623,162	23.3%
Mexico	2,294,302	1.0%
Netherlands	9,885,119	4.1%
South Korea	2,638,401	1.1%
Spain	2,561,693	1.1%
Sweden	16,620,013	7.0%
Switzerland	11,625,819	4.9%
Taiwan	7,604,719	3.2%
Thailand	2,841,523	1.2%
Turkey	1,179,069	0.5%
United Kingdom	41,898,696	17.6%
United States††	10,863,451	4.5%
Total	$238,470,414	100.0%
††	Includes Cash Equivalents of 2.6%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: Japanese Yen 8/8/13	600,000,000	$6,051,875	$54,126
HSBC Securities (USA), Inc.: Japanese Yen 8/15/13	700,000,000	7,060,778	71,962
JPMorgan Chase & Co.: Japanese Yen 8/2/13	500,000,000	5,043,071	75,448
RBC Capital Markets Corp.: Japanese Yen 8/22/13	862,000,000	8,695,161	11,294
Total		$26,850,885	$212,830

Notes to Schedule of Investments (unaudited)

A/S	Aktieselskab: Danish term for a stock-based corporation.
A.B.	Aktiebolag: Swedish Stock Company
A.G.	Aktiengesellschaft: German term for Public Limited Company.
ADR	American Depositary Receipt
LLC	Limited Liability Company
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
S.A. de C.V.	Sociedad Anonima de Capital Variable: Spanish term for Variable Capital Company.
SpA	Societa per Azioni: Italian term for Public Limited Company
*	Non-income producing security.
**

A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus International Equity Fund	$55,623,162

ß	Security is illiquid.
£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus International Equity Fund
Janus Cash Liquidity Fund LLC	102,137,343	$102,137,343	(97,254,509)	$(97,254,509)	$-	$5,451	$6,086,834

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
Commercial Banks	$13,654,455	$2,841,523	$—
E-Commerce/Services	—	2,735,242	—
Internet Content - Entertainment	—	1,801,864	—
All Other	211,350,496	—	—

Money Market	—	6,086,834	—

Total Investments in Securities	$225,004,951	$13,465,463	$—

Other Financial Instruments(a) - Assets:
Forward currency contracts	$—	$212,830	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.8%
Agricultural Operations — 0.2%
188,481,502	Chaoda Modern Agriculture Holdings, Ltd.ß,£	$7,290,602
Airlines — 8.9%
10,255,844	Delta Air Lines, Inc.**	191,886,841
7,485,449	United Continental Holdings, Inc.*,**	234,219,699
		426,106,540
Apparel Manufacturers — 0.6%
1,453,674	Burberry Group PLC	29,865,320
Automotive - Cars and Light Trucks — 2.4%
2,783,400	Nissan Motor Co., Ltd.**	28,210,135
1,277,868	Renault S.A.	85,985,079
		114,195,214
Building - Residential and Commercial — 1.5%
24,425,300	MRV Engenharia e Participacoes S.A.£	70,724,983
Building and Construction Products - Miscellaneous — 0.6%
35,451,800	Louis XIII Holdings, Ltd.£	27,700,290
Casino Services — 0.1%
25,905,800	Melco Crown Philippines Resorts Corp.*	4,979,001
Commercial Banks — 3.2%
6,287,842	Banco Bilbao Vizcaya Argentaria S.A.	52,743,762
3,043,564	Punjab National Bank	33,337,321
1,022,049	State Bank of India	33,606,182
4,016,133	Turkiye Halk Bankasi A/S	34,052,676
		153,739,941
Distribution/Wholesale — 11.1%
26,061,085	Adani Enterprises, Ltd.	90,371,702
318,336,180	Li & Fung, Ltd.	437,538,833
		527,910,535
Diversified Banking Institutions — 3.4%
2,793,658	Deutsche Bank A.G.	116,914,482
1,297,605	Societe Generale S.A.	44,585,433
		161,499,915
Diversified Operations — 1.7%
37,630,535	Melco International Development, Ltd.	71,129,174
1,219,723	Orascom Development Holding A.G.	11,302,103
		82,431,277
Diversified Operations - Commercial Services — 3.1%
75,942,233	John Keells Holdings PLC£	146,524,523
E-Commerce/Products — 1.8%
7,426,700	Rakuten, Inc.**	87,853,158
E-Commerce/Services — 2.6%
3,070,115	Ctrip.com International, Ltd. (ADR)*	100,177,853
987,546	QIWI PLC (ADR)£	22,911,067
		123,088,920
Electric Products – Miscellaneous — 1.3%
5,197,120	Havells India, Ltd.	64,308,019
Electronic Components – Semiconductors — 2.9%
9,508,629	ARM Holdings PLC	114,955,521
2,071,300	Sumco Corp.**	22,789,313
		137,744,834
Entertainment Software — 2.0%
8,840,400	Nexon Co., Ltd.**	97,533,255
Finance - Other Services — 1.5%
683,900	Japan Exchange Group, Inc.**	69,107,281
Food - Retail — 1.3%
3,506,411	X5 Retail Group N.V. (GDR)	63,466,039
Hotels and Motels — 2.5%
68,405,165	Shangri-La Asia, Ltd.	118,186,288
Independent Power Producer — 0.4%
28,209,649	Adani Power, Ltd.*	19,678,390
Internet Content - Entertainment — 2.3%
5,762,278	Youku Tudou, Inc. (ADR)*,£	110,578,115
Medical - Drugs — 5.5%
38,101,311	Genomma Lab Internacional S.A.B. de C.V. - Class B*	74,907,982
2,320,313	Jazz Pharmaceuticals PLC*,£	159,475,112
1,780,895	Strides Arcolab, Ltd.	26,157,457
		260,540,551
Metal - Diversified — 0.5%
4,066,570	Turquoise Hill Resources, Ltd.*	24,134,865
Metal - Iron — 1.8%
30,101,704	Fortescue Metals Group, Ltd.	83,667,066
Oil and Gas Drilling — 0.7%
7,124,781	Karoon Gas Australia, Ltd.*	33,157,301
Oil Companies - Exploration and Production — 6.4%
4,390,258	Africa Oil Corp.*	29,438,196
6,206,270	Cobalt International Energy, Inc.*,**	164,900,594
6,940,000	HRT Participacoes em Petroleo S.A.*	8,150,067
3,380,048	Niko Resources, Ltd.*,£	27,583,043
25,533,909	OGX Petroleo e Gas Participacoes S.A.*	9,041,590
12,544,144	Ophir Energy PLC*	68,101,088
		307,214,578
Oil Companies - Integrated — 7.5%
5,273,388	Pacific Rubiales Energy Corp.	92,637,889
19,863,976	Petroleo Brasileiro S.A. (ADR)**	266,574,558
		359,212,447
Oil Refining and Marketing — 7.1%
23,420,121	Reliance Industries, Ltd.	339,989,841
Property and Casualty Insurance — 1.3%
10,616,336	Reliance Capital, Ltd.	60,183,655
Real Estate Operating/Development — 6.0%
33,694,605	DLF, Ltd.	102,779,319
433,656,268	Evergrande Real Estate Group, Ltd.	160,472,613
26,506,160	PDG Realty S.A. Empreendimentos e Participacoes	25,068,578
		288,320,510
REIT - Hotels — 0.3%
7,505,200	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	14,755,382
Sugar — 0.1%
21,698,357	Bajaj Hindusthan, Ltd.£	5,276,695
1,149,300	Bajaj Hindusthan, Ltd. (GDR) (144A)	279,510
		5,556,205
Toys — 5.4%
2,199,400	Nintendo Co., Ltd.**	259,509,681
Wireless Equipment — 0.8%
3,451,375	Telefonaktiebolaget L.M. Ericsson - Class B	39,115,412
Total Common Stock (cost $5,884,616,482)		4,719,869,934
Money Market — 1.2%
54,950,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $54,950,000)	54,950,000
Total Investments (total cost $5,939,566,482) – 100%		$4,774,819,934

Summary of Investments by Country – (Long Positions) June 30, 2013(unaudited)
Country	Value	% of Investment Securities
Australia	$116,824,367	2.4%
Brazil	379,559,776	8.0%
Canada	173,793,993	3.6%
China	378,519,183	7.9%
France	130,570,512	2.7%
Germany	116,914,482	2.5%
Hong Kong	654,554,585	13.7%
India	775,968,091	16.3%
Japan	565,002,823	11.8%
Mexico	89,663,364	1.9%
Philippines	4,979,001	0.1%
Russia	86,377,106	1.8%
Spain	52,743,762	1.1%
Sri Lanka	146,524,523	3.1%
Sweden	39,115,412	0.8%
Switzerland	11,302,103	0.2%
Turkey	34,052,676	0.7%
United Kingdom	212,921,929	4.5%
United States††	805,432,246	16.9%
Total	$4,774,819,934	100.0%
††	Includes Cash Equivalents of 1.2%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: Japanese Yen 8/8/13	18,950,000,000	$191,138,376	$1,633,092
HSBC Securities (USA), Inc.: Japanese Yen 8/15/13	17,550,000,000	177,023,792	1,804,196
JPMorgan Chase & Co.: Japanese Yen 8/2/13	18,200,000,000	183,567,792	2,529,974
RBC Capital Markets Corp.: Japanese Yen 8/22/13	17,800,000,000	179,552,049	233,219
Total		$731,282,009	$6,200,481

Total Return Swaps outstanding as of June 30, 2013 (unaudited)
Counterparty	Notional Amount		Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	46,446,229		1 month USD LIBOR plus 75 basis points	Moscow Exchange MICEX	8/22/14	$(222,449)
Morgan Stanley & Co. International PLC	26,389,476,439	JPY	1 day JPY LIBOR plus 50 basis points	Custom Japanese Basket	12/30/14	21,681,869
Morgan Stanley & Co. International PLC	116,827,062		1 month USD LIBOR plus 85 basis points	Sberbank	1/20/15	(6,357,318)
UBS A.G.	120,545,646		1 month USD LIBOR plus 85 basis points	Sberbank	8/16/13	(6,100,494)
Total						$9,001,608

Notes to Schedule of Investments (unaudited)

A/S	Aktieselskab: Danish term for a stock-based corporation.
A.G.	Aktiengesellschaft: German term for Public Limited Company.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
S.A. de C.V.	Sociedad Anonima de Capital Variable: Spanish term for Variable Capital Company.
S.A.B. de C.V.	Sociedad Anonima Bursatil de Capital Variable: Spanish term for Variable Capital Company.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Overseas Fund	$1,353,529,898

ß	Security is illiquid.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Overseas Fund	$279,510	0.0%

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/13
Janus Overseas Fund

Bajaj Hindusthan, Ltd.(1)	-	$-	(14,578,404)	$(69,556,324)	$(62,586,319)	$45,753	N/A

Chaoda Modern Agriculture Holdings, Ltd.β	-	-	-	-	-	-	$7,290,602

Janus Cash Liquidity Fund LLC	529,248,772	529,248,772	(474,298,772)	(474,298,772)	-	9,760	54,950,000

Jazz Pharmaceuticals PLC*	199,688	10,532,407	(754,025)	(37,663,549)	2,364,088	-	159,475,112

John Keells Holdings PLC	-	-	(10,593,900)	(12,575,358)	9,316,009	2,364,088	146,524,523

Louis XIII Holdings, Ltd.	35,451,800	31,405,847	-	-	-	-	27,700,290

MRV Engenharia e Participacoes S.A.	-	-	(2,125,100)	(12,660,314)	373,010	3,167,745	70,724,983

Niko Resources, Ltd.*,(1)	-	-	-	-	-	-	N/A

QIWI PLC (ADR)	987,546	16,875,139	-	-	-	256,762	22,911,067

Youku Tudou, Inc. (ADR)*	-	-	-	-	-	-	110,578,115
		$588,062,165		$(606,754,317)	$(50,533,212)	$5,844,108	$600,154,692
(1)	Company was no longer an affiliate as of June 30, 2013.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Operations	$—	$—	$7,290,602
E-Commerce/Services	—	123,088,920	—
Food - Retail	—	63,466,039	—
Internet Content - Entertainment	—	110,578,115	—
Oil Companies - Integrated	92,637,889	266,574,558	—
Sugar	5,276,695	279,510	—
All Other	4,050,677,606	—	—

Money Market	—	54,950,000	—

Total Investments in Securities	$4,148,592,190	$618,937,142	$7,290,602
Other Financial Instruments(a) - Assets
Forward currency contracts	$—	$6,200,481	$—
Total return swaps	$—	$21,681,869	$—

Other Financial Instruments(a) - Liabilities
Total return swaps	$—	$12,680,261	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Protected Series - Global

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 74.3%
Agricultural Chemicals — 0.7%
946	Monsanto Co.	$93,465
Airlines — 1.0%
3,007	Delta Air Lines, Inc.	56,261
2,481	United Continental Holdings, Inc.*	77,630
		133,891
Apparel Manufacturers — 0.7%
2,395	Burberry Group PLC	49,205
5,100	Prada SpA	46,293
		95,498
Applications Software — 0.2%
402	Intuit, Inc.	24,534
Athletic Footwear — 0.3%
662	NIKE, Inc. - Class B	42,156
Automotive - Cars and Light Trucks — 0.4%
7,000	Isuzu Motors, Ltd.	47,933
Beverages - Wine and Spirits — 0.9%
1,079	Pernod-Ricard S.A.	119,635
Brewery — 0.9%
2,323	SABMiller PLC	111,365
Cable/Satellite Television — 1.5%
2,039	Comcast Corp. - Class A	85,394
270	Liberty Global PLC*	18,330
363	Liberty Global PLC - Class A*	26,891
598	Time Warner Cable, Inc.	67,263
		197,878
Chemicals - Diversified — 1.0%
4,645	Israel Chemicals, Ltd.	45,912
1,173	LyondellBasell Industries N.V. - Class A	77,723
		123,635
Commercial Banks — 2.7%
12,139	Banco Bilbao Vizcaya Argentaria S.A.	101,825
2,200	Banco do Brasil S.A.	21,822
101,000	China Construction Bank Corp.	71,494
1,541	Qatar National Bank SAQ	67,313
7,391	Sberbank of Russia (ADR)	84,183
		346,637
Commercial Services - Finance — 1.0%
228	MasterCard, Inc. - Class A	130,986
Computer Aided Design — 0.2%
368	ANSYS, Inc.*	26,901
Computers — 0.9%
299	Apple, Inc.**	118,428
Consulting Services — 0.6%
1,295	Verisk Analytics, Inc. - Class A*	77,312
Consumer Products - Miscellaneous — 0.3%
15,900	Samsonite International S.A.	38,296
Containers - Metal and Glass — 0.6%
1,827	Crown Holdings, Inc.*	75,145
Cosmetics and Toiletries — 1.4%
2,249	Colgate-Palmolive Co.**	128,845
843	Estee Lauder Cos., Inc. - Class A	55,444
		184,289
Diversified Banking Institutions — 3.5%
2,026	Citigroup, Inc.**	97,187
2,016	Deutsche Bank A.G.	84,370
2,086	JPMorgan Chase & Co.	110,120
2,547	Societe Generale S.A.	87,514
4,688	UBS A.G.	79,830
		459,021
Diversified Operations — 1.2%
1,152	Danaher Corp.	72,922
1,106	Dover Corp.	85,892
		158,814
E-Commerce/Products — 1.5%
224	Amazon.com, Inc.*	62,203
1,302	eBay, Inc.*	67,339
5,700	Rakuten, Inc.	67,427
		196,969
E-Commerce/Services — 0.5%
81	priceline.com, Inc.*	66,998
Electronic Components - Miscellaneous — 0.5%
1,336	TE Connectivity, Ltd. (U.S. Shares)	60,841
Electronic Components – Semiconductors — 1.3%
4,376	ARM Holdings PLC	52,904
1,406	International Rectifier Corp.*	29,442
5,911	ON Semiconductor Corp.*	47,761
27	Samsung Electronics Co., Ltd.	31,731
		161,838
Electronic Connectors — 0.4%
649	Amphenol Corp. - Class A	50,583
Electronic Measuring Instruments — 0.5%
200	Keyence Corp.	63,836
Electronic Security Devices — 0.4%
1,646	Tyco International, Ltd. (U.S. Shares)	54,236
Enterprise Software/Services — 0.3%
1,051	Informatica Corp.*	36,764
Entertainment Software — 0.2%
2,300	Nexon Co., Ltd.	25,375
Finance - Credit Card — 0.7%
1,162	American Express Co.	86,871
Food - Confectionary — 0.9%
1,269	Hershey Co.	113,296
Food - Miscellaneous/Diversified — 1.6%
1,081	McCormick & Co., Inc.	76,059
3,199	Unilever N.V.	125,968
		202,027
Food - Retail — 0.6%
1,633	Whole Foods Market, Inc.	84,067
Hotels and Motels — 0.4%
860	Accor S.A.	30,260
12,000	Shangri-La Asia, Ltd.	20,733
		50,993
Industrial Automation and Robotics — 1.0%
900	FANUC Corp.	130,516
Instruments - Controls — 0.7%
2,589	Sensata Technologies Holding N.V.*	90,356
Internet Content - Entertainment — 0.3%
2,275	Youku Tudou, Inc. (ADR)*	43,657
Internet Gambling — 0.2%
16,230	Bwin.Party Digital Entertainment PLC	27,840
Investment Management and Advisory Services — 0.7%
1,233	T. Rowe Price Group, Inc.	90,194
Life and Health Insurance — 2.0%
41,200	AIA Group, Ltd.	174,504
5,326	Prudential PLC	87,067
		261,571
Machinery - Pumps — 0.5%
1,804	Weir Group PLC	59,010
Medical - Biomedical and Genetic — 2.5%
699	Alexion Pharmaceuticals, Inc.*	64,476
730	Celgene Corp.*	85,344
1,858	Gilead Sciences, Inc.*	95,148
1,732	Incyte Corp., Ltd.*	38,104
454	Vertex Pharmaceuticals, Inc.*	36,261
		319,333
Medical - Drugs — 4.2%
1,694	Abbott Laboratories	59,087
923	Alkermes PLC*	26,471
2,004	GlaxoSmithKline PLC	50,223
906	Jazz Pharmaceuticals PLC*	62,269
1,079	Medivation, Inc.*	53,087
406	Roche Holding A.G.	101,038
457	Sanofi	47,357
2,130	Shire PLC	67,535
952	Valeant Pharmaceuticals International, Inc.	82,107
		549,174
Medical - HMO — 0.7%
1,325	Aetna, Inc.	84,191
Medical Information Systems — 0.5%
689	athenahealth, Inc.*	58,372
Metal - Iron — 0.3%
14,322	Fortescue Metals Group, Ltd.	39,808
Metal Processors and Fabricators — 0.6%
325	Precision Castparts Corp.	73,453
Multi-Line Insurance — 0.5%
7,600	BB Seguridade Participacoes S.A.	59,955
Multimedia — 1.2%
2,837	News Corp. - Class A	92,486
1,052	Walt Disney Co.	66,434
		158,920
Networking Products — 0.7%
3,852	Cisco Systems, Inc.	93,642
Oil - Field Services — 0.9%
1,698	Schlumberger, Ltd. (U.S. Shares)	121,679
Oil and Gas Drilling — 0.6%
1,282	Helmerich & Payne, Inc.	80,061
Oil Companies - Exploration and Production — 3.7%
2,392	Cobalt International Energy, Inc.*	63,555
977	EOG Resources, Inc.	128,651
2,293	Genel Energy PLC*	31,993
2,187	Noble Energy, Inc.	131,308
10,885	Ophir Energy PLC*	59,094
4,049	Tullow Oil PLC	61,635
		476,236
Oil Companies - Integrated — 0.9%
1,882	Royal Dutch Shell PLC (ADR)	120,072
Oil Field Machinery and Equipment — 0.9%
1,749	National Oilwell Varco, Inc.	120,506
Oil Refining and Marketing — 1.2%
2,450	PBF Energy, Inc.	63,455
2,560	Valero Energy Corp.	89,011
		152,466
Pharmacy Services — 1.3%
1,508	Express Scripts Holding Co.*	93,028
1,460	Omnicare, Inc.	69,657
		162,685
Real Estate Management/Services — 1.1%
942	Jones Lang LaSalle, Inc.	85,854
2,000	Mitsubishi Estate Co., Ltd.	53,267
		139,121
Real Estate Operating/Development — 1.4%
2,000	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	72,040
91	Brookfield Property Partners L.P.	1,847
22,000	Hang Lung Properties, Ltd.	76,730
68,000	Shun Tak Holdings, Ltd.	32,966
		183,583
REIT - Diversified — 0.6%
551	American Tower Corp.	40,316
2,879	Lexington Realty Trust	33,627
		73,943
REIT - Health Care — 0.3%
644	Ventas, Inc.	44,732
REIT - Regional Malls — 0.5%
409	Simon Property Group, Inc.	64,589
Retail - Apparel and Shoe — 0.4%
2,644	American Eagle Outfitters, Inc.	48,279
Retail - Jewelry — 0.7%
21,600	Chow Tai Fook Jewellery Group, Ltd.	22,558
384	Cie Financiere Richemont S.A.	33,976
518	Tiffany & Co.	37,731
		94,265
Semiconductor Components/Integrated Circuits — 0.9%
6,650	Atmel Corp.*	48,877
20,000	Taiwan Semiconductor Manufacturing Co., Ltd.	74,084
		122,961
Software Tools — 0.2%
442	VMware, Inc. - Class A*	29,610
Steel - Producers — 0.5%
3,488	ThyssenKrupp A.G.	68,526
Super-Regional Banks — 0.6%
2,085	U.S. Bancorp	75,373
Telecommunication Services — 0.8%
2,138	Amdocs, Ltd. (U.S. Shares)	79,298
56,000	Tower Bersama Infrastructure Tbk PT	29,355
		108,653
Television — 0.5%
1,274	CBS Corp. - Class B	62,260
Therapeutics — 0.3%
579	BioMarin Pharmaceutical, Inc.*	32,302
Tobacco — 2.0%
3,709	Imperial Tobacco Group PLC	128,599
3,600	Japan Tobacco, Inc.**	127,249
		255,848
Toys — 0.7%
955	Mattel, Inc.	43,271
400	Nintendo Co., Ltd.	47,197
		90,468
Transactional Software — 0.3%
733	Solera Holdings, Inc.	40,791
Transportation - Marine — 0.9%
16	A.P. Moeller - Maersk A/S - Class B	114,611
Transportation - Railroad — 2.1%
1,807	Canadian Pacific Railway, Ltd.	219,181
471	Kansas City Southern	49,907
		269,088
Transportation - Services — 1.9%
2,074	Koninklijke Vopak N.V.	122,347
1,105	Kuehne + Nagel International A.G.	121,348
		243,695
Web Portals/Internet Service Providers — 0.8%
116	Google, Inc. - Class A*	102,123
Wireless Equipment — 0.9%
994	Motorola Solutions, Inc.	57,384
5,291	Telefonaktiebolaget L.M. Ericsson - Class B	59,964
		117,348
Total Common Stock (cost $8,650,442)		9,616,379
U.S. Treasury Notes/Bonds — 0.2%
U.S. Treasury Notes/Bonds:
$ 15,000	0.8750%, 11/30/16	15,009
15,000	1.3750%, 11/30/18	14,897
Total U.S. Treasury Notes/Bonds (cost $29,908)		29,906
Money Market — 25.5%
3,306,841	Janus Cash Liquidity Fund LLC, 0%£ (cost $3,306,841)	3,306,841
Capital Protection Agreement — 0%
1 Janus Protected Series - Global with BNP Paribas Prime Brokerage, Inc. exercise price at 6/30/13 $9.17 - $9.29§ (cost $0)		0
Total Investments (total cost $11,987,191) – 100%		$12,953,126

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$39,808	0.3%
Brazil	81,777	0.6%
Canada	373,328	2.9%
China	115,151	0.9%
Denmark	114,611	0.9%
France	284,766	2.2%
Germany	152,896	1.2%
Hong Kong	365,787	2.8%
Indonesia	29,355	0.2%
Israel	45,912	0.4%
Italy	46,293	0.4%
Japan	562,800	4.3%
Netherlands	248,315	1.9%
Qatar	67,313	0.5%
Russia	84,183	0.7%
South Korea	31,731	0.2%
Spain	101,825	0.8%
Sweden	59,964	0.5%
Switzerland	336,192	2.6%
Taiwan	74,084	0.6%
Turkey	31,993	0.2%
United Kingdom	919,770	7.1%
United States††	8,785,272	67.8%
Total	$12,953,126	100.0%
††	Includes Cash Equivalents of 25.5%.

Schedule of Purchased Option – Zero Strike Call	Premium to be Paid	Value	Unrealized Appreciation
BNP IVIX Index expires September 2013 39,865 contracts exercise price $0.00	$143,945	$154,667	$10,722

Notes to Schedule of Investments (unaudited)

A/S	Aktieselskab: Danish term for a stock-based corporation.

A.G.	Aktiengesellschaft: German term for Public Limited Company.

ADR	American Depositary Receipt

L.P.	Limited Partnership

LLC	Limited Liability Company

N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S.A.	Sociedad Anonima: Spanish term for publicly-traded company.

SpA	Societa per Azioni: Italian term for Public Limited Company

Tbk PT	Terbuka Perseroan Terbatas: Indonesian term for Limited Liability Company.

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Protected Series - Global	$411,417

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2013)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Janus Protected Series – Global Capital Protection Agreement	12/15/11	$0	$0	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2013. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/13
Janus Protected Series - Global
Janus Cash Liquidity Fund LLC	9,088,177	$9,088,177	(10,312,056)	$(10,312,056)	$-	$3,671	$3,306,841

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Commercial Banks	$262,454	$84,183	$—
Internet Content - Entertainment	—	43,657	—
Oil Companies - Integrated	—	120,072	—
All Other	9,106,013	—	—

U.S. Treasury Notes/Bonds	—	29,906	—

Money Market	—	3,306,841	—

Total Investments in Securities	$9,368,467	$3,584,659	$—

Investment in Purchased Option	$—	$10,722	$—

Other Financial Instruments(a) - Liabilities
Capital protection agreement	$—	$—	$0

(a) Other financial instruments include the capital protection agreement, futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Janus Protected Series - Growth

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 45.4%
Agricultural Chemicals — 0.7%
5,884	Monsanto Co.	$ 581,339
Apparel Manufacturers — 0.4%
7,186	Burberry Group PLC	147,634
17,772	Prada SpA	161,318
		308,952
Applications Software — 0.9%
12,054	Intuit, Inc.	735,656
Athletic Footwear — 0.9%
11,504	NIKE, Inc. - Class B	732,575
Beverages - Wine and Spirits — 1.2%
10,665	Diageo PLC	304,904
6,154	Pernod-Ricard S.A.	682,327
		987,231
Brewery — 1.0%
2,120	Anheuser-Busch InBev N.V. (ADR)	191,351
12,729	SABMiller PLC	610,231
		801,582
Cable/Satellite Television — 0.7%
5,019	Time Warner Cable, Inc.	564,537
Commercial Services - Finance — 0.7%
1,006	MasterCard, Inc. - Class A	577,947
Computer Aided Design — 0.4%
4,609	ANSYS, Inc.*	336,918
Computers — 2.7%
5,564	Apple, Inc.**	2,203,789
Computers - Integrated Systems — 0.4%
5,842	Teradata Corp.*	293,444
Computers - Memory Devices — 0.3%
10,417	EMC Corp.	246,050
Consulting Services — 0.4%
6,099	Verisk Analytics, Inc. - Class A*	364,110
Containers - Metal and Glass — 0.6%
11,147	Ball Corp.	463,046
Cosmetics and Toiletries — 0.7%
9,534	Colgate-Palmolive Co.	546,203
Distribution/Wholesale — 0.9%
2,318	Fastenal Co.	106,280
2,492	W.W. Grainger, Inc.	628,433
		734,713
Diversified Operations — 0.8%
1,159	Colfax Corp.*	60,395
9,730	Danaher Corp.	615,909
		676,304
E-Commerce/Products — 0.7%
850	Amazon.com, Inc.*	236,037
7,346	eBay, Inc.*	379,935
		615,972
E-Commerce/Services — 0.3%
284	priceline.com, Inc.*	234,905
Electronic Components - Miscellaneous — 0.8%
13,766	TE Connectivity, Ltd. (U.S. Shares)	626,904
Electronic Components – Semiconductors — 0.3%
33,903	ON Semiconductor Corp.*	273,936
Electronic Connectors — 0.6%
6,406	Amphenol Corp. - Class A	499,284
Electronic Security Devices — 0.6%
14,042	Tyco International, Ltd. (U.S. Shares)	462,684
Enterprise Software/Services — 0.7%
9,590	Informatica Corp.*	335,458
7,311	Oracle Corp.**	224,594
		560,052
Finance - Credit Card — 0.3%
1,584	Visa, Inc. - Class A	289,476
Food - Confectionary — 0.1%
988	Hershey Co.	88,209
Food - Miscellaneous/Diversified — 0.5%
10,946	Unilever N.V.	431,022
Food - Retail — 0.7%
11,562	Whole Foods Market, Inc.	595,212
Industrial Automation and Robotics — 0.5%
2,700	FANUC Corp.	391,549
Instruments - Controls — 0.7%
15,478	Sensata Technologies Holding N.V.*	540,182
Investment Management and Advisory Services — 0.4%
4,175	T. Rowe Price Group, Inc.	305,401
Life and Health Insurance — 0.2%
46,600	AIA Group, Ltd.	197,376
Medical - Biomedical and Genetic — 2.4%
2,696	Alexion Pharmaceuticals, Inc.*	248,679
5,644	Celgene Corp.*	659,840
17,319	Gilead Sciences, Inc.*	886,906
2,592	Vertex Pharmaceuticals, Inc.*	207,023
		2,002,448
Medical - Drugs — 2.3%
17,887	AbbVie, Inc.	739,449
6,872	Medivation, Inc.*	338,102
5,176	Shire PLC	164,114
3,635	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	312,901
11,755	Zoetis, Inc.	363,112
		1,917,678
Medical - Generic Drugs — 0.6%
3,832	Perrigo Co.	463,672
Medical - HMO — 0.4%
5,378	Aetna, Inc.	341,718
Medical Information Systems — 0.1%
696	athenahealth, Inc.*	58,965
Metal Processors and Fabricators — 1.3%
4,652	Precision Castparts Corp.	1,051,399
Multimedia — 0.8%
11,059	News Corp. - Class A	360,524
5,281	Walt Disney Co.	333,495
		694,019
Networking Products — 0.2%
6,792	Cisco Systems, Inc.	165,114
Oil and Gas Drilling — 0.3%
4,374	Helmerich & Payne, Inc.	273,156
Oil Companies - Exploration and Production — 0.9%
2,183	EOG Resources, Inc.	287,457
7,026	Noble Energy, Inc.	421,841
		709,298
Oil Field Machinery and Equipment — 0.6%
4,106	Dresser-Rand Group, Inc.*	246,278
3,551	National Oilwell Varco, Inc.	244,664
		490,942
Pharmacy Services — 0.9%
11,913	Express Scripts Holding Co.*	734,913
Pipelines — 0.8%
16,688	Kinder Morgan, Inc.	636,647
Recreational Vehicles — 0.3%
2,738	Polaris Industries, Inc.	260,110
REIT - Health Care — 0.3%
3,143	Ventas, Inc.	218,313
REIT - Regional Malls — 0.3%
1,536	Simon Property Group, Inc.	242,565
Retail - Apparel and Shoe — 1.2%
20,910	Limited Brands, Inc.	1,029,817
Retail - Auto Parts — 0.9%
1,699	AutoZone, Inc.*	719,849
Retail - Discount — 0.6%
4,730	Costco Wholesale Corp.	522,996
Retail - Major Department Stores — 0.8%
3,550	Nordstrom, Inc.	212,787
9,323	TJX Cos., Inc.	466,709
		679,496
Retail - Miscellaneous/Diversified — 0.2%
4,336	Sally Beauty Holdings, Inc.*	134,850
Retail - Perfume and Cosmetics — 0.3%
2,810	Ulta Salon, Cosmetics & Fragrance, Inc.	281,450
Retail - Restaurants — 0.6%
1,899	Dunkin' Brands Group, Inc.	81,315
6,617	Starbucks Corp.	433,348
		514,663
Semiconductor Components/Integrated Circuits — 0.6%
27,012	Atmel Corp.*	198,538
17,754	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	325,253
		523,791
Software Tools — 0.4%
5,564	VMware, Inc. - Class A*	372,732
Telecommunication Services — 0.4%
9,739	Amdocs, Ltd. (U.S. Shares)	361,220
Television — 0.6%
10,953	CBS Corp. - Class B	535,273
Tobacco — 0.4%
3,744	Philip Morris International, Inc.	324,305
Toys — 0.4%
8,137	Mattel, Inc.	368,687
Transportation - Railroad — 1.2%
5,660	Canadian Pacific Railway, Ltd.	686,532
1,830	Union Pacific Corp.	282,332
		968,864
Web Portals/Internet Service Providers — 2.1%
1,937	Google, Inc. - Class A*	1,705,277
Wireless Equipment — 1.1%
4,472	Crown Castle International Corp.*	323,728
9,243	Motorola Solutions, Inc.	533,598
6,639	Telefonaktiebolaget L.M. Ericsson - Class B	75,242
		932,568
Total Common Stock (cost $31,179,652)		37,503,355
Purchased Option - Call — 0.2%
625	SPDR S&P 500® Trust (ETF) expires September 2013 exercise price $163.00 (premiums paid $195,625)	208,395
U.S. Treasury Notes/Bonds — 3.4%
U.S. Treasury Notes/Bonds:
$ 1,250,000	1.0000%, 9/30/16	1,258,496
1,520,000	0.8750%, 11/30/16	1,520,950
Total U.S. Treasury Notes/Bonds (cost $2,776,474)		2,779,446
Money Market — 51.0%
42,171,720	Janus Cash Liquidity Fund LLC, 0%£ (cost $42,171,720)	42,171,720
Capital Protection Agreement — 0%
1 Janus Protected Series - Growth with BNP Paribas Prime Brokerage, Inc. exercise price at 6/30/13 $8.13§ (cost $0)		0
Total Investments (total cost $76,323,471) – 100%		$ 82,662,916

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Belgium	$191,351	0.2%
Canada	999,433	1.2%
France	682,327	0.8%
Hong Kong	197,376	0.2%
Italy	161,318	0.2%
Japan	391,549	0.5%
Netherlands	431,022	0.5%
Sweden	75,242	0.1%
Taiwan	325,253	0.4%
United Kingdom	1,226,883	1.5%
United States††	77,981,162	94.4%
Total	$82,662,916	100.0%
††	Includes Cash Equivalents of 51.0%.

Financial Futures – Shorts
15 Contracts	S&P 500® E-mini, expires September 2013, principal amount $1,168,086, value $1,199,415, cumulative depreciation	$(31,329)
17 Contracts	S&P 500® E-mini, expires September 2013, principal amount $1,346,296, value $1,359,405, cumulative depreciation	(13,109)
Total		$(44,438)

Schedule of Purchased Option – Zero Strike Call	Premium to be Paid	Value	Unrealized Depreciation
BNP IVIX Index expires September 2013 155,655 contracts exercise price $0.00	$(646,513)	$678,446	$(31,933)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

LLC	Limited Liability Company

N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S.A.	Sociedad Anonima: Spanish term for publicly-traded company.

SpA	Societa per Azioni: Italian term for Public Limited Company

SPDR	Standard & Poor’s Depositary Receipt

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Protected Series - Growth	$1,542,104

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2013)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Janus Protected Series – Growth Capital Protection Agreement	12/15/11	$0	$0	0.0%

The Fund has registration rights for certain restricted securities held as of June 30, 2013. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/13
Janus Protected Series - Growth

Janus Cash Liquidity Fund LLC	24,642,682	$24,642,682	(54,641,000)	$(54,641,000)	$-	$69,000	$42,171,720

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Brewery	$610,231	$191,351	$—
Semiconductor Components/Integrated Circuits	198,538	325,253	—
All Others	36,177,982	—	—

Purchased Option	—	208,395	—

U.S. Treasury Notes/Bonds	—	2,779,446	—

Money Market	—	42,171,720	—

Investment in Purchased Option - Zero Strike Call	$—	$(31,933)	$—

Total Investments in Securities	$36,986,751	$45,676,165	$—

Other Financial Instruments(a) - Liabilities
Capital protection agreement	$—	$—	$0
Variation margin	$37,677	$—	$—

(a) Other financial instruments include the capital protection agreement, futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Janus Research Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 100.0%
Agricultural Chemicals — 1.6%
556,300	Monsanto Co.	$54,962,440
Airlines — 1.0%
1,118,586	United Continental Holdings, Inc.*	35,000,556
Applications Software — 1.2%
677,592	Intuit, Inc.	41,353,440
Athletic Footwear — 1.1%
593,893	NIKE, Inc. - Class B	37,819,106
Automotive - Cars and Light Trucks — 0.9%
2,077,883	Ford Motor Co.	32,144,850
Beverages - Non-Alcoholic — 0.6%
326,077	Monster Beverage Corp.*	19,815,699
Beverages - Wine and Spirits — 1.0%
511,318	Brown-Forman Corp. - Class B	34,539,531
Cable/Satellite Television — 2.8%
1,182,146	Comcast Corp. - Class A	49,508,274
428,177	Time Warner Cable, Inc.	48,161,349
		97,669,623
Casino Hotels — 0.5%
1,282,727	MGM Resorts International*	18,958,705
Cellular Telecommunications — 0.5%
752,897	T-Mobile U.S., Inc.	18,679,375
Chemicals - Diversified — 1.1%
598,528	LyondellBasell Industries N.V. - Class A	39,658,465
Commercial Services - Finance — 1.3%
79,305	MasterCard, Inc. - Class A	45,560,723
Computer Aided Design — 0.7%
345,372	ANSYS, Inc.*	25,246,693
Computers — 3.5%
312,554	Apple, Inc.**	123,796,388
Computers - Integrated Systems — 0.5%
376,851	Teradata Corp.*	18,929,226
Consumer Products - Miscellaneous — 1.3%
465,288	Kimberly-Clark Corp.	45,198,076
Containers - Metal and Glass — 1.2%
1,038,712	Crown Holdings, Inc.*	42,722,225
Cosmetics and Toiletries — 2.5%
1,214,502	Colgate-Palmolive Co.	69,578,820
276,591	Estee Lauder Cos., Inc. - Class A	18,191,390
		87,770,210
Distribution/Wholesale — 0.7%
528,204	Fastenal Co.	24,218,153
Diversified Banking Institutions — 0.4%
292,510	JPMorgan Chase & Co.	15,441,603
Diversified Operations — 2.8%
821,548	Danaher Corp.	52,003,989
593,614	Dover Corp.	46,100,063
		98,104,052
E-Commerce/Products — 2.2%
128,318	Amazon.com, Inc.*	35,632,625
825,854	eBay, Inc.*	42,713,169
		78,345,794
E-Commerce/Services — 1.3%
56,468	priceline.com, Inc.*	46,706,377
Electric – Transmission — 0.5%
439,590	Brookfield Infrastructure Partners L.P.	16,053,827
Electronic Components - Miscellaneous — 2.1%
1,659,859	TE Connectivity, Ltd. (U.S. Shares)	75,589,979
Electronic Components – Semiconductors — 1.6%
821,521	International Rectifier Corp.*	17,202,650
1,886,479	ON Semiconductor Corp.*	15,242,750
657,759	Xilinx, Inc.	26,053,834
		58,499,234
Electronic Connectors — 0.9%
429,551	Amphenol Corp. - Class A	33,479,205
Electronic Design Automation — 0.5%
1,276,026	Cadence Design Systems, Inc.*	18,476,857
Electronic Measuring Instruments — 0.5%
616,516	National Instruments Corp.	17,225,457
Electronic Security Devices — 0.7%
797,693	Tyco International, Ltd. (U.S. Shares)	26,283,984
Enterprise Software/Services — 2.3%
886,545	Informatica Corp.*	31,011,344
1,655,006	Oracle Corp.	50,841,784
		81,853,128
Finance - Credit Card — 1.9%
306,440	American Express Co.	22,909,455
239,407	Visa, Inc. - Class A	43,751,629
		66,661,084
Finance - Investment Bankers/Brokers — 0.4%
408,217	LPL Financial Holdings, Inc.	15,414,274
Food - Confectionary — 1.8%
715,444	Hershey Co.	63,874,840
Food - Miscellaneous/Diversified — 1.3%
661,869	McCormick & Co., Inc.	46,569,103
Food - Retail — 1.1%
745,004	Whole Foods Market, Inc.	38,352,806
Hotels and Motels — 0.9%
833,911	Marriott International, Inc. - Class A	33,664,987
Instruments - Controls — 1.2%
1,192,679	Sensata Technologies Holding N.V.*	41,624,497
Investment Management and Advisory Services — 0.8%
690,258	Blackstone Group L.P.	14,536,834
200,640	T. Rowe Price Group, Inc.	14,676,816
		29,213,650
Machinery - General Industrial — 0.6%
158,204	Roper Industries, Inc.	19,652,101
Medical - Biomedical and Genetic — 3.4%
302,846	Alexion Pharmaceuticals, Inc.*	27,934,515
256,358	Celgene Corp.*	29,970,814
884,354	Gilead Sciences, Inc.*	45,287,768
220,323	Vertex Pharmaceuticals, Inc.*	17,597,198
		120,790,295
Medical - Drugs — 3.9%
735,157	Abbott Laboratories	25,642,276
633,909	AbbVie, Inc.	26,205,798
438,408	Alkermes PLC*	12,573,542
231,487	Allergan, Inc.	19,500,465
382,757	Jazz Pharmaceuticals PLC*	26,306,889
581,847	Medivation, Inc.*	28,626,872
		138,855,842
Medical - Generic Drugs — 0.6%
181,640	Actavis, Inc.*	22,926,601
Medical - HMO — 0.9%
476,341	Aetna, Inc.	30,266,707
Medical Information Systems — 0.3%
137,969	athenahealth, Inc.*	11,688,734
Medical Products — 0.5%
286,009	Varian Medical Systems, Inc.*	19,291,307
Metal Processors and Fabricators — 1.8%
289,902	Precision Castparts Corp.	65,520,751
Multimedia — 2.9%
1,792,709	News Corp. - Class A	58,442,314
690,962	Walt Disney Co.	43,634,250
		102,076,564
Networking Products — 1.5%
2,180,078	Cisco Systems, Inc.	52,997,696
Oil - Field Services — 0.5%
241,656	Schlumberger, Ltd. (U.S. Shares)	17,317,069
Oil and Gas Drilling — 0.5%
268,711	Helmerich & Payne, Inc.	16,781,002
Oil Companies - Exploration and Production — 1.6%
487,497	Cobalt International Energy, Inc.*	12,952,795
162,963	EOG Resources, Inc.	21,458,968
384,016	Noble Energy, Inc.	23,056,321
		57,468,084
Oil Field Machinery and Equipment — 0.6%
299,918	National Oilwell Varco, Inc.	20,664,350
Oil Refining and Marketing — 0.8%
415,341	PBF Energy, Inc.	10,757,332
525,681	Valero Energy Corp.	18,277,928
		29,035,260
Pharmacy Services — 2.2%
802,972	Express Scripts Holding Co.*	49,535,343
603,219	Omnicare, Inc.	28,779,578
		78,314,921
Pipelines — 0.6%
369,496	Enterprise Products Partners L.P.	22,964,176
Real Estate Management/Services — 0.5%
203,388	Jones Lang LaSalle, Inc.	18,536,782
REIT - Diversified — 1.1%
398,954	American Tower Corp.	29,191,464
879,937	Lexington Realty Trust	10,277,664
		39,469,128
REIT - Health Care — 0.4%
219,255	Ventas, Inc.	15,229,452
REIT - Regional Malls — 0.5%
116,610	Simon Property Group, Inc.	18,415,051
Resorts and Theme Parks — 0.2%
238,910	Six Flags Entertainment Corp.	8,400,076
Retail - Apparel and Shoe — 1.5%
1,125,944	American Eagle Outfitters, Inc.	20,559,737
637,144	Limited Brands, Inc.	31,379,342
		51,939,079
Retail - Auto Parts — 1.2%
96,838	AutoZone, Inc.*	41,029,292
Retail - Discount — 1.8%
565,488	Costco Wholesale Corp.	62,526,008
Retail - Gardening Products — 0.7%
204,749	Tractor Supply Co.	24,080,530
Retail - Jewelry — 0.5%
238,519	Tiffany & Co.	17,373,724
Retail - Major Department Stores — 2.0%
511,524	Nordstrom, Inc.	30,660,749
768,349	TJX Cos., Inc.	38,463,551
		69,124,300
Retail - Restaurants — 1.4%
241,244	Dunkin' Brands Group, Inc.	10,330,068
576,471	Starbucks Corp.	37,753,086
		48,083,154
Semiconductor Components/Integrated Circuits — 0.8%
3,989,057	Atmel Corp.*	29,319,569
Semiconductor Equipment — 0.4%
254,381	KLA-Tencor Corp.	14,176,653
Software Tools — 0.9%
479,097	VMware, Inc. - Class A*	32,094,708
Super-Regional Banks — 0.5%
467,750	U.S. Bancorp	16,909,163
Telecommunication Services — 1.0%
945,622	Amdocs, Ltd. (U.S. Shares)	35,073,120
Television — 1.2%
845,183	CBS Corp. - Class B	41,304,093
Therapeutics — 0.5%
292,251	BioMarin Pharmaceutical, Inc.*	16,304,683
Tobacco — 1.3%
514,048	Philip Morris International, Inc.	44,526,838
Toys — 1.1%
833,126	Mattel, Inc.	37,748,939
Transactional Software — 0.7%
437,979	Solera Holdings, Inc.	24,373,531
Transportation - Railroad — 2.0%
165,798	Kansas City Southern	17,567,956
341,862	Union Pacific Corp.	52,742,469
		70,310,425
Transportation - Services — 1.1%
382,116	FedEx Corp.	37,668,995
Web Portals/Internet Service Providers — 3.0%
121,589	Google, Inc. - Class A*	107,043,308
Wireless Equipment — 1.3%
804,683	Motorola Solutions, Inc.	46,454,350
Total Investments (total cost $2,708,568,669) – 100%		$3,539,604,633

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
United States	$3,539,604,633	100.0%
Total	$3,539,604,633	100.0%

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Research Fund	$29,706,000

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Cash Liquidity Fund LLC	333,603,587	$333,603,587	(390,269,640)	$(390,269,640)	$-	$7,630	$ N/A

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$3,539,604,633	$-	$-

Total Investments in Securities	$3,539,604,633	$-	$-

Janus Triton Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 93.4%
Aerospace and Defense — 1.4%
461,433	TransDigm Group, Inc.	$72,338,851
Aerospace and Defense – Equipment — 1.5%
2,007,946	HEICO Corp. - Class A£	74,113,287
Apparel Manufacturers — 4.4%
1,693,827	Carter's, Inc.	125,461,766
1,271,177	Gildan Activewear, Inc.	51,495,380
6,429,557	Quiksilver, Inc.*	41,406,347
		218,363,493
Applications Software — 1.1%
3,123,176	RealPage, Inc.*	57,279,048
Auction House - Art Dealer — 0.9%
2,295,207	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	44,113,878
Audio and Video Products — 0.5%
1,199,461	DTS, Inc.*,£	24,684,907
Auto Repair Centers — 1.0%
1,084,701	Monro Muffler Brake, Inc.£	52,119,883
Building - Maintenance and Service — 0.3%
525,064	Rollins, Inc.	13,599,158
Commercial Banks — 1.2%
729,541	SVB Financial Group*	60,785,356
Commercial Services — 0.6%
219,415	CoStar Group, Inc.*	28,319,894
Commercial Services - Finance — 1.1%
1,657,678	Euronet Worldwide, Inc.*,£	52,813,621
Computer Software — 4.1%
3,100,794	Blackbaud, Inc.£	100,992,861
3,127,638	SS&C Technologies Holdings, Inc.*	102,899,290
		203,892,151
Computers - Integrated Systems — 1.5%
1,576,790	Jack Henry & Associates, Inc.	74,314,113
Computers – Peripheral Equipment — 0.8%
458,163	Stratasys, Ltd.*	38,366,570
Consulting Services — 1.1%
952,368	Gartner, Inc.*	54,275,452
Consumer Products - Miscellaneous — 0.6%
425,060	SodaStream International, Ltd.*	30,880,609
Containers - Metal and Glass — 0.9%
1,122,149	Crown Holdings, Inc.*	46,153,988
Data Processing and Management — 1.9%
3,477,933	Broadridge Financial Solutions, Inc.	92,443,459
Decision Support Software — 0.9%
1,367,274	MSCI, Inc.*	45,489,206
Diagnostic Kits — 1.4%
401,311	IDEXX Laboratories, Inc.*	36,029,702
1,279,882	Quidel Corp.*	32,675,387
		68,705,089
Distribution/Wholesale — 1.1%
818,425	WESCO International, Inc.*	55,620,163
Diversified Operations — 0.9%
838,035	Colfax Corp.*	43,670,004
Electric Products – Miscellaneous — 1.3%
9,153,166	GrafTech International, Ltd.*,£	66,635,048
Electronic Components – Semiconductors — 0.9%
5,401,633	ON Semiconductor Corp.*	43,645,195
Electronic Design Automation — 1.5%
5,227,967	Cadence Design Systems, Inc.*	75,700,962
Electronic Measuring Instruments — 2.0%
891,805	Measurement Specialties, Inc.*,£	41,495,686
2,185,470	Trimble Navigation, Ltd.*	56,844,075
		98,339,761
Enterprise Software/Services — 2.0%
519,177	Guidewire Software, Inc.	21,831,393
2,245,462	Informatica Corp.*	78,546,261
		100,377,654
Filtration and Separations Products — 2.0%
2,430,489	Polypore International, Inc.*,£	97,948,707
Finance - Investment Bankers/Brokers — 0.9%
1,157,147	LPL Financial Holdings, Inc.	43,693,871
Finance - Other Services — 0.8%
897,466	MarketAxess Holdings, Inc.	41,956,535
Footwear and Related Apparel — 2.7%
402,760	Deckers Outdoor Corp.*	20,343,408
2,126,164	Wolverine World Wide, Inc.	116,109,816
		136,453,224
Hazardous Waste Disposal — 1.4%
1,400,910	Clean Harbors, Inc.*	70,787,982
Industrial Automation and Robotics — 1.0%
710,848	Nordson Corp.	49,268,875
Instruments - Controls — 2.7%
140,778	Mettler-Toledo International, Inc.*	28,324,534
3,022,254	Sensata Technologies Holding N.V.*	105,476,664
		133,801,198
Investment Management and Advisory Services — 1.7%
45,880	Artisan Partners Asset Management, Inc.	2,289,871
1,278,936	Eaton Vance Corp.	48,075,204
744,669	Financial Engines, Inc.	33,949,460
		84,314,535
Machine Tools and Related Products — 1.5%
1,958,904	Kennametal, Inc.	76,064,242
Machinery - Construction and Mining — 0.6%
577,527	Joy Global, Inc.	28,027,385
Machinery - General Industrial — 2.6%
1,050,539	Tennant Co. £	50,709,518
1,463,040	Wabtec Corp.	78,170,227
		128,879,745
Medical - Biomedical and Genetic — 1.5%
1,455,499	Ariad Pharmaceuticals, Inc.*	25,456,677
1,296,213	Incyte Corp., Ltd.*	28,516,686
649,460	Seattle Genetics, Inc.*	20,432,012
		74,405,375
Medical - Drugs — 2.1%
776,269	Alkermes PLC*	22,263,395
1,004,415	Endo Health Solutions, Inc.*	36,952,428
1,998,420	Ironwood Pharmaceuticals, Inc.*	19,884,279
492,324	Medivation, Inc.*	24,222,341
		103,322,443
Medical Information Systems — 0.8%
494,690	athenahealth, Inc.*	41,910,137
Medical Instruments — 2.2%
3,173,479	Endologix, Inc.*,£	42,143,801
632,162	Techne Corp.	43,669,751
1,334,949	Volcano Corp.*	24,202,625
		110,016,177
Medical Products — 1.1%
848,774	Varian Medical Systems, Inc.*	57,249,806
Oil - Field Services — 2.4%
372,229	Core Laboratories N.V.	56,452,250
1,757,071	PAA Natural Gas Storage L.P.	36,968,774
371,427	Targa Resources Corp.	23,893,899
		117,314,923
Oil Companies - Exploration and Production — 0.9%
2,326,805	Ultra Petroleum Corp. (U.S. Shares)*	46,117,275
Oil Field Machinery and Equipment — 3.3%
1,926,304	Dresser-Rand Group, Inc.*	115,539,714
570,893	Dril-Quip, Inc.*	51,545,929
		167,085,643
Patient Monitoring Equipment — 0.9%
2,205,405	Masimo Corp.	46,754,586
Pipelines — 1.1%
1,052,345	DCP Midstream Partners L.P.	56,931,864
Printing - Commercial — 1.1%
1,137,361	VistaPrint N.V. (U.S. Shares)*	56,151,513
Real Estate Management/Services — 0.9%
506,057	Jones Lang LaSalle, Inc.	46,122,035
Recreational Vehicles — 1.5%
763,566	Polaris Industries, Inc.	72,538,770
Retail - Catalog Shopping — 1.2%
777,252	MSC Industrial Direct Co., Inc. - Class A	60,205,940
Retail - Convenience Stores — 0.6%
469,557	Casey's General Stores, Inc.	28,248,549
Retail - Miscellaneous/Diversified — 1.6%
2,630,956	Sally Beauty Holdings, Inc.*	81,822,732
Retail - Perfume and Cosmetics — 0.9%
431,115	Ulta Salon, Cosmetics & Fragrance, Inc.	43,180,478
Retail - Petroleum Products — 0.8%
962,302	World Fuel Services Corp.	38,472,834
Retail - Restaurants — 0.6%
645,978	Dunkin' Brands Group, Inc.	27,660,778
Retail - Sporting Goods — 1.5%
1,359,588	Hibbett Sports, Inc.*, £	75,457,134
Semiconductor Components/Integrated Circuits — 1.3%
8,549,576	Atmel Corp.*	62,839,384
Steel - Producers — 0.9%
685,544	Reliance Steel & Aluminum Co.	44,944,265
Theaters — 1.3%
3,854,154	National CineMedia, Inc.£	65,096,661
Therapeutics — 1.5%
582,721	BioMarin Pharmaceutical, Inc.*	32,510,004
318,178	Pharmacyclics, Inc.*	25,285,606
457,368	Synageva BioPharma Corp.*	19,209,456
		77,005,066
Transactional Software — 1.3%
1,196,503	Solera Holdings, Inc.	66,585,392
Transportation - Railroad — 0.5%
316,218	Genesee & Wyoming, Inc. - Class A*	26,827,935
Transportation - Services — 1.1%
1,476,564	Expeditors International of Washington, Inc.	56,124,198
Transportation - Truck — 2.0%
1,229,294	Landstar System, Inc.	63,308,641
909,406	Old Dominion Freight Line, Inc.*	37,849,478
		101,158,119
Virtual Reality Products — 0.8%
2,885,481	RealD, Inc.*,£	40,108,186
Wireless Equipment — 0.9%
626,485	SBA Communications Corp. - Class A*	46,435,068
Total Common Stock (cost $3,861,021,421)		4,666,330,365
Money Market — 6.6%
330,618,315	Janus Cash Liquidity Fund LLC, 0%£ (cost $330,618,315)	330,618,315
Total Investments (total cost $4,191,639,736) – 100%		$4,996,948,680

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$95,609,258	1.9%
Israel	30,880,609	0.6%
United States††	4,870,458,813	97.5%
Total	$4,996,948,680	100.0%
††	Includes Cash Equivalents of 6.6%.

Total Return Swap outstanding as of June 30, 2013 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized (Depreciation)

JPMorgan Chase Bank, N.A.	$70,295,902	1 month USD LIBOR	Russell 2500® Growth Index	7/18/13	$(1,128,330)
Total					$(1,128,330)

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
N.A.	National Association
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

Cash has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Triton Fund	$6,720,000

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/13
Janus Triton Fund

Blackbaud, Inc.	1,088,986	$25,003,645	-	$-	$-	$1,050,339	$100,992,861

DTS, Inc.*	90,240	1,775,572	(16,348)	(377,560)	(107,966)	-	24,684,907

Endologix, Inc.*	1,149,425	17,014,150	-	-	-	-	42,143,801

Euronet Worldwide, Inc.* (1)	473,421	10,931,648	(882,360)	(16,500,516)	10,823,049	-	N.A

GrafTech International, Ltd.*	5,244,358	46,708,629	(124,865)	(1,471,966)	(578,075)	-	66,635,048

HEICO Corp. - Class A	202,392	6,461,210	(27,439)	(919,413)	43,478	4,445,309	74,113,287

Hibbett Sports, Inc.*	790,818	42,186,801	-	-	-	-	75,457,134

Janus Cash Liquidity Fund LLC	1,277,338,349	1,277,338,349	(1,289,722,000)	(1,289,722,000)	-	394,398	330,618,315

Measurement Specialties, Inc.*	34,271	1,198,174	(12,203)	(442,625)	71,425	-	41,495,686

Monro Muffler Brake, Inc.(1)	737,352	25,049,511	(607,866)	(20,481,470)	6,338,172	392,909	N/A

National CineMedia, Inc.	305,944	4,508,411	(52,320)	(855,814)	(31,123)	2,533,528	65,096,661

Polypore International*	1,335,411	51,621,025	(662,624)	(28,928,897)	(1,177,184)	-	97,948,707

RealD, Inc.*	228,134	2,188,078	(81,131)	(1,573,812)	(469,125)	-	40,108,186

Tennant Co.	1,050,539	48,649,336	-	-	-	299,037	50,709,518
		$1,560,634,539		$(1,361,274,073)	$14,912,651	$9,115,520	$1,010,004,111
(1)	Company was no longer an affiliate as of June 30, 2013.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$4,666,330,365	$-	$-

Money Market	-	330,618,315	-

Total Investments in Securities	$4,666,330,365	$330,618,315	$-
Other Financial Instruments(a) - Liabilities:
Outstanding swap contracts at value	$-	$1,128,330	$-

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 100.0%
Aerospace and Defense — 2.7%
2,233,905	Boeing Co.	$228,841,228
Apparel Manufacturers — 0.5%
4,413,533	Prada SpA	40,061,982
Applications Software — 4.7%
11,544,644	Microsoft Corp.	398,636,557
Athletic Footwear — 3.0%
4,032,793	NIKE, Inc. - Class B	256,808,258
Beverages - Wine and Spirits — 1.5%
4,391,523	Diageo PLC	125,550,316
Casino Hotels — 3.4%
2,000,978	Las Vegas Sands Corp.	105,911,766
12,590,823	MGM Resorts International*	186,092,364
		292,004,130
Chemicals - Diversified — 3.8%
2,795,391	E.I. du Pont de Nemours & Co.	146,758,027
2,654,729	LyondellBasell Industries N.V. - Class A	175,902,344
		322,660,371
Commercial Services - Finance — 2.9%
425,236	MasterCard, Inc. - Class A	244,298,082
Computers — 3.1%
665,014	Apple, Inc.	263,398,745
Computers - Memory Devices — 2.0%
7,359,472	EMC Corp.	173,830,729
Cosmetics and Toiletries — 2.6%
3,807,499	Colgate-Palmolive Co.	218,131,618
E-Commerce/Products — 2.5%
4,069,404	eBay, Inc.*	210,469,575
E-Commerce/Services — 3.4%
349,263	priceline.com, Inc.*	288,885,905
Electronic Components - Miscellaneous — 2.9%
5,367,184	TE Connectivity, Ltd. (U.S. Shares)	244,421,559
Electronic Components – Semiconductors — 0.7%
4,861,852	ARM Holdings PLC	58,777,846
Finance - Credit Card — 2.0%
2,325,645	American Express Co.	173,865,220
Food - Miscellaneous/Diversified — 1.0%
2,070,630	Unilever PLC	83,821,485
Industrial Automation and Robotics — 1.4%
823,200	FANUC Corp.**	119,378,943
Investment Management and Advisory Services — 1.5%
5,877,311	Blackstone Group L.P.	123,776,170
Life and Health Insurance — 1.6%
8,529,622	Prudential PLC	139,438,611
Medical - Biomedical and Genetic — 8.2%
3,103,798	Celgene Corp.*	362,865,024
3,992,366	Gilead Sciences, Inc.*	204,449,063
1,663,281	Vertex Pharmaceuticals, Inc.*	132,846,254
		700,160,341
Medical - Drugs — 5.5%
5,541,694	AbbVie, Inc.	229,093,630
2,798,622	Johnson & Johnson	240,289,685
		469,383,315
Metal - Diversified — 0.3%
3,890,108	Turquoise Hill Resources, Ltd. (U.S. Shares)*	23,068,340
Metal Processors and Fabricators — 2.3%
846,279	Precision Castparts Corp.	191,267,517
Multimedia — 6.2%
16,098,252	News Corp. - Class A	524,803,015
Oil Companies - Integrated — 5.6%
3,985,436	Chevron Corp.	471,636,496
Pharmacy Services — 4.3%
5,877,943	Express Scripts Holding Co.*	362,610,304
Retail - Apparel and Shoe — 2.1%
3,637,121	Limited Brands, Inc.	179,128,209
Retail - Restaurants — 2.5%
3,292,320	Starbucks Corp.	215,614,037
Semiconductor Components/Integrated Circuits — 2.0%
2,750,406	QUALCOMM, Inc.	167,994,799
Software Tools — 1.5%
1,936,429	VMware, Inc. - Class A*	129,721,379
Super-Regional Banks — 1.7%
3,922,946	U.S. Bancorp	141,814,498
Telephone - Integrated — 1.5%
2,514,929	Verizon Communications, Inc.	126,601,526
Television — 1.5%
2,617,549	CBS Corp. - Class B	127,919,620
Tobacco — 1.9%
1,891,918	Philip Morris International, Inc.	163,877,937
Transportation - Railroad — 1.5%
853,257	Union Pacific Corp.	131,640,490
Web Portals/Internet Service Providers — 4.2%
410,082	Google, Inc. - Class A*	361,023,890
Total Investments (total cost $7,062,488,399) – 100%		$8,495,323,043

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$23,068,340	0.3%
Italy	40,061,982	0.5%
Japan	119,378,943	1.4%
United Kingdom	407,588,258	4.8%
United States	7,905,225,520	93.0%
Total	$8,495,323,043	100.0%

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: Japanese Yen 8/8/13	1,400,000,000	$14,121,041	$126,293
HSBC Securities (USA), Inc.: Japanese Yen 8/15/13	1,470,000,000	14,827,634	151,121
JPMorgan Chase & Co.: Japanese Yen 8/2/13	1,400,000,000	14,120,599	211,255
RBC Capital Markets Corp.: Japanese Yen 8/22/13	1,500,000,000	15,130,791	19,653
Total		$58,200,065	$508,322

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
SpA	Societa per Azioni: Italian term for Public Limited Company.
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Janus Twenty Fund	$119,378,943

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Twenty Fund
Janus Cash Liquidity Fund LLC	1,308,032,906	$1,308,032,906	(1,605,520,171)	$(1,605,520,171)	$-	$272,108	$ N/A

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2013)

	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$8,495,323,043	$-	$-

Total Investments in Securities	$8,495,323,043	$-	$-
Other Financial Instruments(a) - Assets:
Forward currency contracts	$-	$508,322	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Venture Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 85.7%
Advertising Services — 0.1%
224,847	Marin Software, Inc.	$2,302,433
Aerospace and Defense – Equipment — 1.6%
1,005,550	HEICO Corp. - Class A	37,114,851
Agricultural Chemicals — 1.0%
1,197,409	Intrepid Potash, Inc.	22,810,641
Apparel Manufacturers — 3.0%
651,840	Carter's, Inc.	48,281,789
490,326	Maidenform Brands, Inc.*	8,497,349
1,686,075	Quiksilver, Inc.*	10,858,323
		67,637,461
Applications Software — 1.6%
112,037	Model N, Inc.*	2,617,184
1,772,288	RealPage, Inc.*	32,503,762
		35,120,946
Auction House - Art Dealer — 1.4%
1,615,606	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	31,051,947
Audio and Video Products — 0.8%
840,646	DTS, Inc.*	17,300,495
Auto Repair Centers — 1.0%
489,366	Monro Muffler Brake, Inc.	23,514,036
Commercial Banks — 0.5%
268,662	Bank of the Ozarks, Inc.	11,641,125
Commercial Services — 2.1%
105,395	CoStar Group, Inc.*	13,603,333
1,616,886	Standard Parking Corp.*,£	34,698,373
		48,301,706
Commercial Services - Finance — 1.1%
761,879	Euronet Worldwide, Inc.*	24,273,465
Computer Services — 1.5%
289,158	j2 Global, Inc.	12,292,107
2,458,680	LivePerson, Inc.*	22,017,479
		34,309,586
Computer Software — 6.6%
1,495,826	Blackbaud, Inc.	48,719,053
381,255	Cornerstone OnDemand, Inc.*	16,504,529
919,071	Envestnet, Inc.*,£	22,609,146
1,848,253	SS&C Technologies Holdings, Inc.*	60,807,524
		148,640,252
Computers – Peripheral Equipment — 0.8%
205,412	Stratasys, Ltd.*	17,201,201
Consumer Products - Miscellaneous — 1.8%
405,714	Prestige Brands Holdings, Inc.*	11,822,506
407,310	SodaStream International, Ltd.*	29,591,072
		41,413,578
Data Processing and Management — 1.9%
1,594,840	Broadridge Financial Solutions, Inc.	42,390,847
Decision Support Software — 0.9%
607,099	MSCI, Inc.*	20,198,184
Diagnostic Kits — 1.7%
1,470,609	Quidel Corp.*	37,544,648
Distribution/Wholesale — 1.5%
507,881	WESCO International, Inc.*	34,515,593
Diversified Operations — 0%
867,990	Digital Domain - Private Placement§	0
E-Commerce/Services — 0.4%
238,832	ChannelAdvisor Corp.*	3,756,827
99,132	Zillow, Inc. - Class A*	5,581,132
		9,337,959
Electric Products – Miscellaneous — 1.4%
4,292,753	GrafTech International, Ltd.*	31,251,242
Electronic Components – Semiconductors — 0.7%
752,250	International Rectifier Corp.*	15,752,115
Electronic Design Automation — 1.3%
2,091,225	Cadence Design Systems, Inc.*	30,280,938
Electronic Measuring Instruments — 1.6%
641,904	Measurement Specialties, Inc.*	29,867,793
204,861	National Instruments Corp.	5,723,817
		35,591,610
Enterprise Software/Services — 1.9%
369,619	Advent Software, Inc.	12,958,842
306,358	Guidewire Software, Inc.	12,882,354
124,952	Rally Software Development Corp.*	3,101,309
219,386	Tyler Technologies, Inc.*	15,038,910
		43,981,415
Filtration and Separations Products — 1.8%
985,033	Polypore International, Inc.*	39,696,830
Finance - Investment Bankers/Brokers — 0.9%
562,257	LPL Financial Holdings, Inc.	21,230,824
Finance - Other Services — 1.0%
467,306	MarketAxess Holdings, Inc.	21,846,556
Footwear and Related Apparel — 2.8%
187,253	Deckers Outdoor Corp.*	9,458,149
994,569	Wolverine World Wide, Inc.	54,313,413
		63,771,562
Hazardous Waste Disposal — 1.2%
214,247	Clean Harbors, Inc.*	10,825,901
1,110,167	Heritage-Crystal Clean, Inc.*,£	16,219,540
		27,045,441
Health Care Cost Containment — 1.2%
1,311,806	ExamWorks Group, Inc.*,£	27,849,641
Industrial Automation and Robotics — 1.4%
461,235	Nordson Corp.	31,968,198
Internet Applications Software — 0.1%
68,474	Textura Corp.*	1,781,009
Internet Content - Information/News — 0.5%
348,164	Yelp, Inc.*	12,105,662
Investment Management and Advisory Services — 1.8%
158,305	Artisan Partners Asset Management, Inc.	7,901,003
380,219	Financial Engines, Inc.	17,334,184
1,365,750	WisdomTree Investments, Inc.*	15,801,727
		41,036,914
Machine Tools and Related Products — 1.2%
714,470	Kennametal, Inc.	27,742,870
Machinery - General Industrial — 2.6%
464,643	Tennant Co.	22,428,318
673,272	Wabtec Corp.	35,972,923
		58,401,241
Medical - Biomedical and Genetic — 2.5%
664,773	Ariad Pharmaceuticals, Inc.*	11,626,880
1,362,836	Exact Sciences Corp.*	18,957,049
740,186	Incyte Corp., Ltd.*	16,284,092
293,233	Seattle Genetics, Inc.*	9,225,110
		56,093,131
Medical - Drugs — 1.5%
1,091,474	Achillion Pharmaceuticals, Inc.*	8,928,258
905,980	Ironwood Pharmaceuticals, Inc.*	9,014,501
341,261	Medivation, Inc.*	16,790,041
		34,732,800
Medical Equipment — 0.9%
1,470,631	Novadaq Technologies, Inc.*	19,794,693
Medical Information Systems — 1.0%
263,857	athenahealth, Inc.*	22,353,965
Medical Instruments — 3.1%
1,881,800	Endologix, Inc.*	24,990,304
507,164	Techne Corp.	35,034,889
535,166	Volcano Corp.*	9,702,560
		69,727,753
Oil - Field Services — 1.6%
1,132,653	PAA Natural Gas Storage L.P.	23,831,019
180,270	Targa Resources Corp.	11,596,769
		35,427,788
Oil Field Machinery and Equipment — 3.0%
726,062	Dresser-Rand Group, Inc.*	43,549,199
267,711	Dril-Quip, Inc.	24,171,626
		67,720,825
Patient Monitoring Equipment — 1.0%
1,055,475	Masimo Corp.	22,376,070
Pipelines — 1.6%
653,881	DCP Midstream Partners L.P.	35,374,962
Printing - Commercial — 1.4%
627,362	VistaPrint N.V. (U.S. Shares)*	30,972,862
Recreational Vehicles — 0.9%
439,928	Arctic Cat, Inc.	19,787,961
Retail - Convenience Stores — 0.8%
286,250	Casey's General Stores, Inc.	17,220,800
Retail - Discount — 0.6%
983,702	Gordmans Stores, Inc.*,£	13,388,184
Retail - Petroleum Products — 0.5%
277,780	World Fuel Services Corp.	11,105,644
Retail - Restaurants — 0.2%
64,193	Noodles & Co.*	2,359,093
6,014	Biglari Holdings, Inc.*	2,468,145
		4,827,238
Retail - Sporting Goods — 1.7%
672,648	Hibbett Sports, Inc.*	37,331,964
Schools — 0%
29,107	K12, Inc.*	764,641
Security Services — 0.4%
104,942	Ascent Capital Group, Inc. - Class A*	8,192,822
Telecommunication Equipment — 0.5%
321,538	NICE Systems, Ltd. (ADR)	11,861,537
Theaters — 1.5%
2,003,100	National CineMedia, Inc.	33,832,359
Therapeutics — 0.6%
333,520	Synageva BioPharma Corp.*	14,007,840
Transactional Software — 0.5%
207,845	Solera Holdings, Inc.	11,566,574
Transportation - Services — 1.4%
887,165	Hub Group, Inc. - Class A*	32,310,549
Transportation - Truck — 2.9%
534,068	Landstar System, Inc.	27,504,502
539,165	Old Dominion Freight Line, Inc.*	22,440,047
549,801	Saia, Inc.*	16,477,536
		66,422,085
Virtual Reality Products — 0.9%
1,504,569	RealD, Inc.*	20,913,509
Total Common Stock (cost $1,625,239,714)		1,936,063,578
Exchange-Traded Fund — 1.4%
Growth – Small Cap — 1.4%
292,700	iShares Russell 2000 Growth Index Fund (ETF) (cost $32,941,014)	32,638,977
Money Market — 12.9%

290,448,071	Janus Cash Liquidity Fund LLC, 0% £ (cost $290,448,071)	290,448,071
Total Investments (total cost $1,948,628,799) – 100%		$2,259,150,626

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$50,846,640	2.3%
Israel	41,452,609	1.8%
United States††	2,166,851,377	95.9%
Total	$2,259,150,626	100.0%
††	Includes Cash Equivalents of 12.9%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
L.P.	Limited Partnership
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2013)
	Acquisition	Acquisition		Value as a
	Date	Cost	Value	% of Total Investments
Janus Venture Fund

Digital Domain - Private Placement	7/26/07	$7,291,119	$0	0.00%

The Fund has registration rights for certain restricted securities held as of June 30, 2013. The issuer incurs all registration costs.

£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended June 30, 2013. Except for the value at period end, all other information in the table is for the period ended June 30, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 6/30/13
Janus Venture Fund

Envestnet, Inc.*,(1)	703,929	$10,385,798	(891,708)	$(10,378,519)	$10,833,064	$-	N/A

ExamWorks Group, Inc.*,(1)	517,987	7,474,193	(464,344)	(7,176,100)	700,587	-	N/A

Gordmans Stores, Inc.*	25,365	374,027	(67,071)	(1,206,944)	(447,325)	-	$13,388,184

Heritage-Crystal Clean, Inc.*	39,165	675,672	(80,293)	(1,736,646)	(587,133)	-	16,219,540

Janus Cash Liquidity Fund LLC	1,051,874,636	1,051,874,636	(939,535,000)	(939,535,000)	-	197,677	290,448,071

Resources Connection, Inc.	836,505	10,240,457	(2,452,202)	(35,963,228)	(8,428,945)	98,210	-

Rush Enterprises, Inc. - Class B*	2,822	45,351	(719,451)	(9,578,424)	5,272,127	-	-

Standard Parking Corp.*	684,735	15,599,725	-	-	-	-	34,698,373
		$1,096,669,859		$(1,005,574,861)	$7,342,375	$295,887	$354,754,168

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Input Summary (as of June 30, 2013)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Diversified Operations	$-	$-	$0
Telecommunication Equipment	-	11,861,537	-
All Other	1,924,202,041	-	-

Exchange-Traded Fund	32,638,977	-	-

Money Market	-	290,448,071	-

Total Investments in Securities	$1,956,841,018	$302,309,608	$0

Perkins Global Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 83.1%
Aerospace and Defense — 2.2%
38,475	General Dynamics Corp.	$3,013,747
14,570	Rockwell Collins, Inc.	923,883
		3,937,630
Aerospace and Defense – Equipment — 0.5%
217,945	BBA Aviation PLC	928,335
Agricultural Chemicals — 1.0%
20,200	Mosaic Co.	1,086,962
137,000	Nitto FC Co., Ltd.	822,055
		1,909,017
Applications Software — 2.5%
134,115	Microsoft Corp.	4,630,991
Beverages - Non-Alcoholic — 2.2%
48,925	PepsiCo, Inc.	4,001,576
Brewery — 1.6%
59,445	Molson Coors Brewing Co. - Class B	2,845,038
Broadcast Services and Programming — 1.2%
87,740	Grupo Televisa S.A.B. (ADR)	2,179,462
Casino Hotels — 0.6%
38,540	Kangwon Land, Inc.	1,066,524
Cellular Telecommunications — 6.7%
3,709,612	America Movil S.A.B. de C.V.	4,046,037
1,366	NTT DOCOMO, Inc.	2,122,838
17,027	Rogers Communications, Inc. - Class B	667,217
8,788	SK Telecom Co., Ltd.	1,616,149
1,325,746	Vodafone Group PLC	3,787,183
		12,239,424
Chemicals - Specialty — 0.2%
58,000	Nippon Fine Chemical Co., Ltd.	364,401
Commercial Banks — 2.6%
57,205	CIT Group, Inc.*	2,667,469
93,160	Fulton Financial Corp.	1,069,477
32,245	Hancock Holding Co.	969,607
		4,706,553
Commercial Services - Finance — 1.6%
173,255	Western Union Co.	2,964,393
Computers - Integrated Systems — 1.0%
51,880	Diebold, Inc.	1,747,837
Cosmetics and Toiletries — 2.6%
50,100	Kose Corp.	1,387,400
10,800	Pola Orbis Holdings, Inc.	365,409
39,420	Procter & Gamble Co.	3,034,946
		4,787,755
Dental Supplies and Equipment — 0.8%
11,200	Nakanishi, Inc.	1,426,543
Diversified Operations — 1.7%
380,028	Orkla A.S.A.	3,114,276
Electric - Integrated — 5.3%
18,810	Entergy Corp.	1,310,681
68,835	Exelon Corp.	2,125,625
117,347	GDF Suez**	2,297,792
127,985	PPL Corp.	3,872,826
		9,606,924
Electric Products – Miscellaneous — 0.3%
26,600	Icom, Inc.	644,076
Electronic Connectors — 0.4%
5,800	Hirose Electric Co., Ltd.	765,067
Electronic Measuring Instruments — 0.6%
81,300	Cosel Co., Ltd.	1,039,617
Food - Miscellaneous/Diversified — 3.1%
30,427	Danone S.A.**	2,283,391
33,517	Nestle S.A.	2,198,854
32,232	Unilever N.V.**	1,269,203
		5,751,448
Food - Retail — 2.0%
739,298	Tesco PLC	3,725,777
Leisure & Recreation Products — 0.1%
47,000	Sansei Yusoki Co., Ltd.	183,431
Machinery - Pumps — 0.3%
54,000	Tsurumi Manufacturing Co., Ltd.	461,799
Medical - Drugs — 9.9%
148,444	GlaxoSmithKline PLC	3,720,186
49,925	Johnson & Johnson	4,286,560
53,386	Novartis A.G.	3,793,498
101,850	Pfizer, Inc.	2,852,819
10,190	Roche Holding A.G.	2,535,900
8,366	Sanofi**	866,935
		18,055,898
Medical - HMO — 3.0%
39,630	Aetna, Inc.	2,518,090
37,015	WellPoint, Inc.	3,029,308
		5,547,398
Medical Instruments — 2.7%
73,000	As One Corp.	1,817,638
30,800	Fukuda Denshi Co., Ltd.	1,130,617
5,900	Medikit Co., Ltd.	195,457
35,040	Medtronic, Inc.	1,803,509
		4,947,221
Medical Products — 1.9%
6,820	Becton, Dickinson and Co.	674,021
42,175	Stryker Corp.	2,727,879
		3,401,900
Metal Products - Distributors — 0.4%
73,000	Furusato Industries, Ltd.	647,842
Metal Products - Fasteners — 0.4%
69,800	Kitagawa Industries Co., Ltd.	695,466
Miscellaneous Manufacturing — 0.1%
17,700	Mirai Industry Co., Ltd.	235,619
Multi-Line Insurance — 0.6%
22,020	Allstate Corp.	1,059,602
Networking Products — 0.7%
56,095	Cisco Systems, Inc.	1,363,669
Non-Hazardous Waste Disposal — 0.7%
39,205	Republic Services, Inc.	1,330,618
Office Automation and Equipment — 0.5%
26,200	Canon, Inc.	854,750
Oil Companies - Exploration and Production — 0.8%
18,580	Devon Energy Corp.	963,931
14,890	QEP Resources, Inc.	413,644
		1,377,575
Oil Companies - Integrated — 5.3%
86,970	BP PLC (ADR)	3,630,128
116,346	Royal Dutch Shell PLC - Class A	3,715,485
48,853	Total S.A.**	2,384,663
		9,730,276
Property and Casualty Insurance — 0.9%
66,700	NKSJ Holdings, Inc.	1,590,818
Protection - Safety — 0.5%
33,200	Secom Joshinetsu Co., Ltd.	853,772
Publishing - Books — 0.1%
30,240	Daekyo Co., Ltd.	191,731
Publishing - Periodicals — 0.3%
50,672	UBM PLC	505,495
REIT - Mortgage — 3.4%
60,970	American Capital Agency Corp.	1,401,700
46,990	Hatteras Financial Corp.	1,157,833
268,095	Two Harbors Investment Corp.	2,747,974
52,460	Western Asset Mortgage Capital Corp.	915,952
		6,223,459
Savings/Loan/Thrifts — 1.9%
19,775	Berkshire Hills Bancorp, Inc.	548,954
191,411	First Niagara Financial Group, Inc.	1,927,509
57,560	Washington Federal, Inc.	1,086,733
		3,563,196
Schools — 0.2%
121,900	Shingakukai Co., Ltd.	457,309
Security Services — 1.6%
331,943	G4S PLC	1,163,029
32,900	Secom Co., Ltd.	1,791,650
		2,954,679
Steel - Producers — 0.3%
2,057	POSCO	537,713
Super-Regional Banks — 1.5%
65,765	Wells Fargo & Co.	2,714,122
Telecommunication Services — 2.0%
51,310	Telenor A.S.A.	1,017,395
137,574	Vivendi S.A.**	2,605,229
		3,622,624
Tobacco — 1.3%
15,714	KT&G Corp.	1,021,086
38,773	Swedish Match A.B.	1,377,580
		2,398,666
Transportation & Logistics — 0.5%
43,287	Hamburger Hafen und Logistik A.G.**	926,202
Water — 0.3%
45,539	Suez Environment Co.**	588,189
Wire and Cable Products — 0.2%
99,000	Nichia Steel Works, Ltd.	299,516
Total Common Stock (cost $132,584,698)		151,703,219
Repurchase Agreement — 16.9%
$30,900,000	ING Financial Markets LLC, 0.0100%, dated 6/28/13, maturing 7/1/13 to be repurchased at $30,900,026 collateralized by $2,495,015 in a U.S. Government Agency 4.0000%, 2/20/40 and $24,830,236 in U.S. Treasuries 0.2500%-8.8750%, 2/28/15-2/15/19 with respective values of $2,257,530 and $28,860,741 (cost $30,900,000)	30,900,000
Total Investments (total cost $163,484,698) – 100%		$182,603,219

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$667,217	0.4%
France	11,026,199	6.0%
Germany	926,202	0.5%
Japan	20,153,090	11.0%
Mexico	6,225,499	3.4%
Netherlands	1,269,203	0.7%
Norway	4,131,671	2.3%
South Korea	4,433,203	2.4%
Sweden	1,377,580	0.8%
Switzerland	8,528,252	4.7%
United Kingdom	21,175,618	11.6%
United States††	102,689,485	56.2%
Total	$182,603,219	100.0%
††	Includes Cash Equivalents of 16.9%.

Forward Currency Contracts, Open June 30, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Euro 8/8/13	870,000	$1,132,488	$(957)
JPMorgan Chase & Co.: Euro 8/2/13	4,179,000	5,439,678	35,522
RBC Capital Markets Corp.: Euro 8/22/13	18,000	23,433	23
Total		$6,595,599	$34,588

Notes to Schedule of Investments (unaudited)

A.B.	Aktiebolag: Swedish stock company.
A.G.	Aktiengesellschaft: German term for Public Limited Company.
A.S.A.	Allmennaksjeselskap: Norwegian term for Public Limited Company.
ADR	American Depositary Receipt
LLC	Limited Liability Company
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
S.A.B.	Sociedad Anonima Bursatil: Spanish term for publicly-traded stock company.
S.A.B. de C.V.	Sociedad Anonima Bursatil de Capital Variable: Spanish term for Variable Capital Company.
Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

*	Non-income producing security.
**	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of June 30, 2013, is noted below.

Fund	Aggregate Value
Perkins Global Value Fund	$13,221,604

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Input Summary (as of June 30, 2013)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs

Investments in Securities:
Common Stock
Broadcast Services and Programming	$-	$2,179,462	$-
Oil Companies - Integrated	6,100,148	3,630,128	-
All Other	139,793,481	-	-
			-
Repurchase Agreement	-	30,900,000	-

Total Investments in Securities	$145,893,629	$36,709,590	$-

Other Financial Instruments(a) - Assets:
Forward currency contracts	$-	$35,545	$-

Other Financial Instruments(a) - Liabilities:
Forward currency contracts	$-	$957	$-

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Perkins International Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 82.3%
Aerospace and Defense — 1.3%
9,677	BAE Systems PLC	$56,362
Aerospace and Defense – Equipment — 2.0%
7,916	BBA Aviation PLC	33,718
13,861	Cobham PLC	55,247
		88,965
Agricultural Chemicals — 1.9%
2,900	Nitto FC Co., Ltd.	17,401
1,750	Potash Corp. of Saskatchewan, Inc.	66,778
		84,179
Airport Development - Maintenance — 0.8%
70	Flughafen Zuerich A.G.	35,174
Automotive - Cars and Light Trucks — 1.2%
910	Daimler A.G.	55,056
Automotive - Truck Parts and Equipment - Original — 0.7%
1,400	Takata Corp.	30,228
Broadcast Services and Programming — 1.4%
2,555	Grupo Televisa S.A.B. (ADR)	63,466
Casino Hotels — 0.9%
1,470	Kangwon Land, Inc.	40,680
Cellular Telecommunications — 7.9%
93,678	America Movil S.A.B. de C.V.	102,174
47	NTT DOCOMO, Inc.	73,041
566	Rogers Communications, Inc. - Class B	22,179
276	SK Telecom Co., Ltd.	50,757
37,750	Vodafone Group PLC	107,838
		355,989
Chemicals - Specialty — 0.9%
6,692	Borregaard A.S.A	29,205
2,000	Nippon Fine Chemical Co., Ltd.	12,566
		41,771
Cosmetics and Toiletries — 1.2%
1,200	Kose Corp.	33,231
600	Pola Orbis Holdings, Inc.	20,301
		53,532
Dental Supplies and Equipment — 0.6%
200	Nakanishi, Inc.	25,474
Diversified Operations — 3.2%
10,667	Orkla A.S.A.	87,415
2,867	Smiths Group PLC	57,027
		144,442
Electric - Integrated — 1.7%
3,932	GDF Suez	76,993
Electric Products – Miscellaneous — 0.5%
1,000	Icom, Inc.	24,213
Electronic Connectors — 0.3%
100	Hirose Electric Co., Ltd.	13,191
Electronic Measuring Instruments — 0.7%
2,300	Cosel Co., Ltd.	29,411
Electronic Parts Distributors — 0.3%
1,000	Kuroda Electric Co Ltd.	13,322
Electronics - Military — 0.8%
729	Safran S.A.	38,071
Engineering - Research and Development Services — 1.2%
2,410	ABB, Ltd.	52,345
Finance - Other Services — 1.2%
844	Deutsche Boerse A.G.	55,550
Food - Miscellaneous/Diversified — 4.6%
1,042	Danone S.A.	78,197
1,256	Nestle S.A.	82,399
1,142	Unilever N.V.	44,968
		205,564
Food - Retail — 2.2%
19,510	Tesco PLC	98,323
Human Resources — 1.4%
11,080	Michael Page International PLC	62,511
Leisure & Recreation Products — 0.1%
1,300	Sansei Yusoki Co., Ltd.	5,074
Machinery - Pumps — 0.2%
1,000	Tsurumi Manufacturing Co., Ltd.	8,552
Medical - Drugs — 8.4%
1,026	AstraZeneca PLC	48,602
4,350	GlaxoSmithKline PLC	109,016
1,544	Novartis A.G.	109,713
349	Roche Holding A.G.	86,853
226	Sanofi	23,419
		377,603
Medical Instruments — 1.7%
1,900	As One Corp.	47,308
700	Fukuda Denshi Co., Ltd.	25,696
150	Medikit Co., Ltd.	4,969
		77,973
Metal Products - Distributors — 0.3%
1,600	Furusato Industries, Ltd.	14,199
Metal Products - Fasteners — 0.3%
1,500	Kitagawa Industries Co., Ltd.	14,946
Miscellaneous Manufacturing — 0.2%
500	Mirai Industry Co., Ltd.	6,656
Office Automation and Equipment — 1.2%
1,700	Canon, Inc.	55,461
Oil Companies - Exploration and Production — 0.9%
1,486	Canadian Natural Resources, Ltd.	41,906
Oil Companies - Integrated — 6.7%
2,400	BP PLC (ADR)	100,176
1,378	Cenovus Energy, Inc.	39,319
2,749	Royal Dutch Shell PLC - Class A	87,789
1,543	Total S.A.	75,318
		302,602
Property and Casualty Insurance — 1.2%
2,300	NKSJ Holdings, Inc.	54,856
Protection - Safety — 0.5%
900	Secom Joshinetsu Co., Ltd.	23,144
Publishing - Books — 0.2%
1,600	Daekyo Co., Ltd.	10,144
Publishing - Periodicals — 0.3%
1,465	UBM PLC	14,615
Real Estate Management/Services — 0.5%
2,010	Brookfield Real Estate Services, Inc.	23,323
Real Estate Operating/Development — 1.5%
5,000	Cheung Kong Holdings, Ltd.	67,820
Retail - Drug Store — 1.4%
1,415	Shoppers Drug Mart Corp.	65,299
Retail - Home Furnishings — 1.2%
650	Nitori Holdings Co., Ltd.	52,440
Schools — 0.2%
2,400	Shingakukai Co., Ltd.	9,004
Security Services — 2.6%
15,317	G4S PLC	53,666
1,200	Secom Co., Ltd.	65,349
		119,015
Steel - Producers — 0.5%
82	POSCO	21,435
Telecommunication Services — 3.6%
16,000	Singapore Telecommunications, Ltd.	47,605
1,985	Telenor A.S.A.	39,359
3,986	Vivendi S.A.	75,483
		162,447
Tobacco — 4.9%
2,046	Imperial Tobacco Group PLC	70,939
1,093	KT&G Corp.	71,023
2,247	Swedish Match A.B.	79,834
		221,796
Toys — 1.0%
400	Nintendo Co., Ltd.	47,196
Transportation & Logistics — 0.7%
1,525	Hamburger Hafen und Logistik A.G.	32,630
Transportation - Marine — 0.7%
1,054	Irish Continental Group PLC	30,454
Transportation - Services — 1.6%
672	Panalpina Welttransport Holding A.G.	72,516
Water — 0.7%
2,346	Suez Environment Co.	30,301
Wire and Cable Products — 0.1%
2,000	Nichia Steel Works, Ltd.	6,051
Total Common Stock (cost $3,706,929)		3,714,270
Repurchase Agreement — 17.7%
$800,000	RBC Capital Markets Corp., 0.1000%, dated 6/28/13, maturing 7/1/13 to be repurchased at $800,007 collateralized by $800,029 in U.S. Treasuries 0.0000%-9.2500%, 7/1/13-2/15/42 with a value of $816,000 (cost $800,000)	800,000
Total Investments (total cost $4,506,929) – 100%		$4,514,270

Summary of Investments by Country – (Long Positions) June 30, 2013 (unaudited)
Country	Value	% of Investment Securities
Canada	$258,804	5.7%
France	397,782	8.8%
Germany	143,236	3.2%
Hong Kong	67,820	1.5%
Ireland	30,454	0.7%
Japan	733,280	16.2%
Mexico	165,640	3.7%
Netherlands	44,968	1.0%
Norway	155,979	3.5%
Singapore	47,605	1.0%
South Korea	194,039	4.3%
Sweden	79,834	1.8%
Switzerland	439,000	9.7%
United Kingdom	955,829	21.2%
United States††	800,000	17.7%
Total	$4,514,270	100.0%
††	Includes all Cash Equivalents.

Notes to Schedule of Investments (unaudited)

A.B.	Aktiebolag: Swedish stock company.
A.G.	Aktiengesellschaft: German term for Public Limited Company.
A.S.A.	Allmennaksjeselskap: Norwegian term for Public Limited Company.
ADR	American Depositary Receipt
N.V.	Naamloze Vennootschap: Dutch term for public Limited Liability Company.
PLC	Public Limited Company
S.A.	Sociedad Anonima: Spanish term for publicly-traded company.
S.A.B.	Sociedad Anonima Bursatil: Spanish term for publicly-traded stock company.
S.A.B. de C.V.	Sociedad Anonima Bursatil de Capital Variable: Spanish term for Variable Capital Company.

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2013. See Significant Accounting Policies for more information.

Valuation Input Summary (as of June 30, 2013)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Investments in Securities:
Common Stock
Broadcast Services and Programming	$-	$63,466	$-
Oil Companies - Integrated	202,426	100,176	-
All Other	3,348,202	-	-

Repurchase Agreement	-	800,000	-

Total Investments in Securities	$3,550,628	$963,642	$-

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Asia Equity Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Real Estate Fund, Janus Global Research Fund (formerly named Janus Worldwide Fund), Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Protected Series – Global, Janus Protected Series – Growth, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Perkins International Value Fund, and Perkins Global Value Fund (collectively, the “Funds” and individually, a “Fund”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers forty-four funds which include multiple series of shares, with differing investment objectives and policies. Twenty-three funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Forty Fund, Janus Global Select Fund, and Janus Twenty Fund, which are classified as nondiversified.

Effective March 15, 2013, Janus Global Research Fund merged with and into Janus Worldwide Fund. Following the merger, Janus Worldwide Fund was renamed Janus Global Research Fund.

Capital Protection Agreements

For Janus Protected Series – Global and Janus Protected Series – Growth (the “Janus Protected Series Funds”), the Janus Protected Series Funds have entered into a separate Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”), pursuant to which the Capital Protection Provider will provide capital protection (the “Protection”), initially up to $500 million for Janus Protected Series – Global and $1.5 billion for Janus Protected Series – Growth, to protect against a decrease in the “Protected NAV” (or 80% of the highest NAV attained separately by each share class during the life of either Janus Protected Series Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items) of each share class of each respective Janus Protected Series Fund so long as the terms and conditions of each Capital Protection Agreement are satisfied. Shareholders cannot transact purchases or redemptions at the Protected NAV. In order to comply with the terms of each Capital Protection Agreement, each Janus Protected Series Fund must provide certain information to the Capital Protection Provider and each Janus Protected Series Fund’s portfolio manager is required to manage each Janus Protected Series Fund within certain risk parameters on a daily basis as identified by the Capital Protection Provider based on a risk allocation methodology pursuant to which each Janus Protected Series Fund allocates its portfolio assets between and within two investment components: (1) the “Equity Component,” through which each Janus Protected Series Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential, and (2) the “Protection Component,” through which each Janus Protected Series Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. This risk allocation methodology factors in, among other things, market volatility, each Janus Protected Series Fund’s exposure to industries, sectors, or countries, and liquidity of each Janus Protected Series Fund’s holdings. Each Janus Protected Series Fund’s asset allocation will vary over time depending on equity market conditions and the Janus Protected Series Fund’s portfolio composition. As a result, each Janus Protected Series Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. Each Capital Protection Agreement also imposes very specific reporting and monitoring obligations on each respective Janus Protected Series Fund, on Janus Capital, and indirectly on each Janus Protected Series Fund’s custodian. While in some instances the Janus Protected Series Funds, Janus Capital, and the Janus Protected Series Funds’ custodian, will be afforded some opportunity to remedy certain breaches to the agreement, failure to do so within specified cure periods could result in the termination of a Janus Protected Series Fund’s Capital Protection Agreement at the option of the Capital Protection Provider.

Each Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of each respective Janus Protected Series Fund and the Capital Protection Provider. There are numerous events that can cause a Capital Protection Agreement to terminate prior to the expiration of any effective term, including the net asset value (“NAV”) of one or more share classes of either Janus Protected Series Fund falling below its Protected NAV. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any settlement owed to the affected Janus Protected Series Fund pursuant to the agreement on the date of termination. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the affected Janus Protected Series Fund if the termination of the Capital Protection Agreement results from acts or omissions of each respective Janus Protected Series Fund, Janus Capital or certain key employees of Janus Capital, or a Janus Protected Series Fund’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act which causes a decrease of 1% or more in the NAV per share of any class of shares of each respective Janus Protected Series Fund. In addition, the Capital Protection Provider has the right to early terminate either Janus Protected Series Fund’s Capital Protection Agreement should the aggregate protected amount exceed the maximum settlement amount. In the event of any termination of a Capital Protection Agreement, the affected Janus Protected Series Fund will terminate and liquidate and the Capital Protection Provider will pay the Janus Protected Series Fund any amounts due related to the Protection. Only shareholders who hold their shares on the date that a Capital Protection Agreement terminates are entitled to receive the Protected NAV from the affected Janus Protected Series Fund. The Capital Protection Provider’s obligations to a Janus Protected Series Fund are subject to all of the terms, conditions, and limitations of each respective Capital Protection Agreement and terminate upon the triggering of the capital protection. Neither the Janus Protected Series Funds nor Janus Capital will cover any shortfall so a shareholder could lose money including amounts that would have otherwise been protected.

Pursuant to each Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the NAV per share for each share class of each respective Janus Protected Series Fund below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the relevant Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, each Janus Protected Series Fund pays the Capital Protection Provider, under its respective Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of each respective Janus Protected Series Fund rather than on the Janus Protected Series Fund’s total net assets, it can fluctuate between 0.60% and 0.75% of each respective Janus Protected Series Fund’s total net assets.

The Protected NAV for each share class as well as the percentage of each Janus Protected Series Fund’s assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Should a termination or liquidation event occur, shareholders who own shares of any share class on the termination date would be entitled to receive from the affected Janus Protected Series Fund either the Protected NAV or the then-current NAV for their share class, whichever is higher, which will include any protection amount. Please refer to each Janus Protected Series Fund’s Prospectuses for information regarding how the Protection works in the event it is triggered and a Janus Protected Series Fund proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of June 30, 2013. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of June 30, 2013, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended June 30, 2013 is discussed in further detail below.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Each Protected Series Fund may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under each respective Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier”. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended June 30, 2013 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Fund
Options outstanding at September 30, 2012	8,090	$960,283
Options written	12,417	2,183,483
Options closed	(6,664)	(736,840)
Options expired	(9,379)	(1,867,212)
Options exercised	(4,464)	(539,714)
Options outstanding at June 30, 2013	-	$-
Janus Global Research Fund
Options outstanding at September 30, 2012	-	$-
Options written	6,550	58,950
Options closed	-	-
Options expired	(6,550)	(58,950)
Options exercised	-	-
Options outstanding at June 30, 2013	-	$-
Janus Global Select Fund
Options outstanding at September 30, 2012	-	$-
Options written	200,000	169,856
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at June 30, 2013	200,000	$169,856

Put Options	Number of Contracts	Premiums Received

Janus Global Real Estate Fund
Options outstanding at September 30, 2012	-	$-
Options written	652	85,778
Options closed	(355)	(28,045)
Options expired	(165)	(31,680)
Options exercised	-	-
Options outstanding at June 30, 2013	132	$26,053

Janus Global Technology Fund
Options outstanding at September 30, 2012	5,075	$891,170
Options written	1,911	3,592,488
Options closed	(5,732)	(2,177,459)
Options expired	(156)	(210,112)
Options exercised	(384)	(549,478)
Options outstanding at June 30, 2013	714	$1,546,609

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

Additional Investment Risk

As with all investments, there are inherent risks when investing in the Janus Protected Series Funds. Each Janus Protected Series Fund’s participation in their respective Capital Protection Agreement also subjects the Janus Protected Series Fund to certain risks not generally associated with equity funds, including but not limited to allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in the Janus Protected Series Funds as well as other general information about the Janus Protected Series Funds, please refer to each Janus Protected Series Fund’s prospectuses and statements of additional information.

The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding each could also negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries are impacting many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including a Fund, may not be fully known for some time. For the Janus Protected Series Funds, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that the Janus Protected Series Funds will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and will proceed with the liquidation process as soon as possible following the event. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Act is dramatically changing the way in which the U.S. financial system is supervised and regulated. The Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act, on the Funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructuring by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Balanced Fund may invest in bank loans, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some bank loans may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to a Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended June 30, 2013 are indicated in the table below:

Fund	Average Monthly Value	Rates
Janus Balanced Fund	$34,275,482	3.5000% - 5.2500%

Counterparties

A shareholder’s ability to receive the Protected NAV from a Janus Protected Series Fund is dependent on the Janus Protected Series Fund’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of their respective Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider for the Janus Protected Series Funds, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, a Janus Protected Series Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under each Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For the Janus Protected Series Funds, under the terms of each Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of a Janus Protected Series Fund, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Janus Protected Series Fund; (ii) any trade or pricing error of a Janus Protected Series Fund; and (iii) any realized or unrealized losses on any investment of a Janus Protected Series Fund in money market funds.

Emerging Market Investing

Within the parameters of its specific investment policies, a Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities (also known as “A Shares”).

Exchange-Traded Funds

The Funds may invest in ETF’s, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Floating Rate Loans

Janus Balanced Fund may invest in secured and unsecured floating rate loans. Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate. In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. For the Janus Protected Series Funds, each Capital Protection Agreement is a restricted security transaction.

Short Sales

The Funds may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Funds sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Funds may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees, disclosed on the Statements of Operations (if applicable), on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

China A Shares

The Chinese government may permit a foreign investor to invest in China A Shares as a licensed Qualified Foreign Institutional Investor (“QFII”). QFII licenses are granted by the China Securities Regulatory Commission and investment quota is granted by the State Administration of Foreign Exchange. Janus Capital has been granted a QFII license and investment quota.

People’s Republic of China (“PRC”) regulations require QFIIs to entrust assets held in the PRC and to interact with government agencies through a China-based qualified custodian bank. Assets attributable to clients of Janus Capital will be held by the custodian in RMB (or renminbi, which is the sole legal tender issued by the PRC) accounts, foreign exchange accounts, and securities accounts in the joint name of Janus Capital and its clients, although the terms of the custody agreement make clear that the contents of the accounts belong to the clients, and not to Janus Capital.

During the period ended June 30, 2013, Janus Capital, in its capacity as a QFII, invested in China A Shares on behalf of Janus Asia Equity Fund, Janus Emerging Markets Fund, Janus Global Select Fund, and Janus International Equity Fund. With respect to direct China A Shares investments, as a general matter, any capital invested and profits generated cannot be repatriated for a minimum of one year. Repatriation of any invested capital is subject to approval by the regulator. Additionally, any repatriation of profits would be subject to an audit by a registered accountant in China, and subject to regulatory approval. In light of the foregoing, a fund’s investment in China A Shares would be subject to the fund’s limit of investing up to 15% of its net assets in illiquid investments. Current Chinese tax law is unclear whether capital gains realized on a fund’s investments in China A Shares will be subject to tax. Because management believes it is more likely than not that Chinese capital gains tax ultimately will not be imposed, the funds do not accrue for taxes.

As of June 30, 2013, Janus Asia Equity Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus International Equity Fund, and Janus Overseas Fund had allocated investment quota of $318,000, $2,877,000, $429,000, $2,362,700, $10,960,000, $863,000, $1,096,000 and $5,903,000, respectively. The funds are subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances and may incur substantial delays in gaining access to its assets.

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

Janus Balanced Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of June 30, 2013 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Asia Equity Fund	$ 12,346,563	$ 316,620	$ (1,560,692)	$ (1,244,072)
Janus Balanced Fund	8,265,944,942	1,588,621,257	(71,628,009)	1,516,993,248
Janus Contrarian Fund	2,531,581,095	550,618,674	(165,489,108)	385,129,566
Janus Emerging Markets Fund	28,219,410	574,952	(4,275,092)	(3,700,140)
Janus Enterprise Fund	1,931,311,180	955,251,131	(28,441,299)	926,809,832
Janus Forty Fund	2,384,842,209	1,092,728,824	(83,451,935)	1,009,276,889
Janus Fund	6,005,563,881	2,002,823,806	(88,535,054)	1,914,288,752
Janus Global Life Sciences Fund	777,170,861	319,394,651	(17,769,475)	301,625,176
Janus Global Real Estate Fund	115,637,993	15,609,521	(5,536,906)	10,072,615
Janus Global Research Fund (1)	2,153,290,102	281,134,494	(91,047,191)	190,087,303
Janus Global Select Fund	1,800,694,010	366,120,705	(95,372,106)	270,748,599
Janus Global Technology Fund	688,769,503	200,779,188	(28,539,905)	172,239,283
Janus Growth and Income Fund	2,868,049,550	952,552,903	(20,132,466)	932,420,437
Janus International Equity Fund	215,116,675	34,373,642	(11,019,903)	23,353,739
Janus Overseas Fund	5,969,311,936	821,882,707	(2,016,374,709)	(1,194,492,002)
Janus Protected Series – Global	12,223,930	1,047,775	(318,579)	729,196
Janus Protected Series – Growth	77,721,350	5,541,997	(600,431)	4,941,566
Janus Research Fund	2,721,047,078	844,381,912	(25,824,357)	818,557,555
Janus Triton Fund	4,216,436,768	891,621,760	(111,109,848)	780,511,912
Janus Twenty Fund	7,064,728,077	1,693,108,935	(262,513,969)	1,430,594,966
Janus Venture Fund	1,953,106,092	368,214,069	(62,169,535)	306,044,534
Perkins Global Value Fund	164,743,742	22,228,060	(4,368,583)	17,859,477
Perkins International Value Fund	4,506,929	101,704	(94,363)	7,341
(1)	Formerly named Janus Worldwide Fund.

Information on the tax components of securities sold short as of June 30, 2013 are as follows:

	Federal Tax Proceeds from Securities Sold Short	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)
Janus Global Technology Fund	$(6,058,848)	$(252,198)	$172,751	$(79,447)

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2013 to value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” and “Level 3 Valuation Reconciliation of Assets” (if applicable) in the Notes to Schedules of Investments.

FASB Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements,” requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.

In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized within Level 3 of the fair value hierarchy.

The following table shows transfers in or out of Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2013.

Fund	Transfers Out of Level 2 to Level 1
Janus Emerging Markets Fund	$ 124,761

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the year.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

New Accounting Pronouncement

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This update creates disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued Accounting Standards Update No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update limits the scope of the new Statement of Assets and Liabilities offsetting disclosures to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. These disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact these updates may have on the Funds’ financial statements.

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to June 30, 2013 and through the date of issuance of the Funds’ financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:	/s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robin C. Beery
Robin C. Beery,
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: August 29, 2013

By:	/s/ Jesper Nergaard
Jesper Nergaard,
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
(Principal Accounting Officer and Principal Financial Officer)

Date: August 29, 2013